UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2018

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

During the reporting period, U.S. bond markets provided positive returns but largely underperformed U.S. equities, which were supported by rising corporate profits, continued low interest rates and synchronized economic growth. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, which move in the opposite direction of bond prices, as well as uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

While U.S. equity prices rebounded somewhat from the sell-off, yields on corporate bonds and U.S. Treasury bonds remained at elevated levels at the end of the reporting period. Within fixed-income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion entered its ninth year.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.59%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018 (In Thousands)	$2,218,802
Duration as of 2/28/2018	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in non-agency mortgages (which are not held in the Benchmark), commercial mortgage-backed securities and asset-backed securities was a leading contributor to performance. The Fund’s security selection in corporate debt also contributed to relative performance.

The Fund’s overweight position in the 10-year portion of the yield curve was a leading detractor from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in non-corporate credit, including sovereign debt, supranational debt, municipal debt and foreign local government debt, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.5%
U.S. Treasury Obligations	21.3
Mortgage-Backed Securities	15.5
Collateralized Mortgage Obligations	15.0
Asset-Backed Securities	11.9
Commercial Mortgage-Backed Securities	4.9
U.S. Government Agency Securities	1.9
Foreign Government Securities	1.9
Others (each less than 1.0%)	0.7
Short-Term Investment	0.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.59%	2.23%	4.56%

TEN YEAR PERFORMANCE (2/29/08/ TO 2/28/18)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.00%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	0.04%

Net Assets as of 2/28/2018 (In Thousands)	$162,046
Duration as of 2/28/2018	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall security selection was a leading contributor to performance. The Fund’s security selection in U.S. Treasury bonds, agency debt and corporate debt, as well as the Fund’s out-of-Benchmark allocations to non-agency mortgages, asset-backed securities and commercial mortgage-backed securities contributed to relative performance.

The Fund’s overweight position in the 10-year portion of the yield curve detracted from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in corporate credit also detracted from relative performance but was offset by gains from the Fund’s security selection within the sector.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector.

PORTFOLIO COMPOSITION***
Corporate Bonds	30.9%
U.S. Treasury Obligations	23.9
Collateralized Mortgage Obligations	18.3
Asset-Backed Securities	9.8
Mortgage-Backed Securities	9.5
Commercial Mortgage-Backed Securities	3.6
U.S. Government Agency Securities	1.6
Foreign Government Security	0.2
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.00%	1.72%	3.85%

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.9%
	Academic Loan Funding Trust,
3	Series 2012-1A, Class A1, 2.42%, 12/27/2022 (e) (z)	3
1,184	Series 2013-1A, Class A, 2.42%, 12/26/2044 (e) (z)	1,178
	Air Canada Pass-Through Trust, (Canada),
357	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	362
695	Series 2017-1, Class A, 3.55%, 01/15/2030 (e)	681
491	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	476
3,612	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.13%, 10/25/2056 (e) (bb)	3,597
	American Airlines Pass-Through Trust,
144	Series 2011-1, Class A, 5.25%, 01/31/2021	150
480	Series 2013-2, Class A, 4.95%, 01/15/2023	503
268	Series 2016-2, Class A, 3.65%, 06/15/2028	265
398	Series 2016-3, Class AA, 3.00%, 10/15/2028	380
543	Series 2017-1, Class AA, 3.65%, 02/15/2029	539
	American Credit Acceptance Receivables Trust,
1,225	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	1,235
870	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	869
1,689	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	1,697
1,480	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	1,477
	American Homes 4 Rent,
4,029	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	4,044
1,275	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,375
	American Homes 4 Rent Trust,
3,773	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	3,856
2,000	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	2,133
850	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	944
2,829	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	2,883
500	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	522
2,380	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	2,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

671	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	670
	AmeriCredit Automobile Receivables Trust,
34	Series 2016-2, Class A2A, 1.42%, 10/08/2019	34
794	Series 2016-3, Class A3, 1.46%, 05/10/2021	790
10,700	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	10,700
122	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	122
	B2R Mortgage Trust,
1,314	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	1,299
2,666	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,664
362	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	359
	BCC Funding Corp. X,
286	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	286
550	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	546
144	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	142
2,922	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	2,922
323	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	318
880	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	870
1,035	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	1,031
5,038	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	5,027
	CarFinance Capital Auto Trust,
26	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	26
173	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	172
1,288	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 09/15/2022 (e)	1,283
703	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	721

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Citi Held For Asset Issuance,
402	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	403
94	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	95
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,012
89	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 2.38%, 12/25/2033 (z)	89
212	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	212
2,273	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,231
	Continental Airlines Pass-Through Trust,
74	Series 1999-2, Class A-1, 7.26%, 03/15/2020	77
359	Series 2007-1, Class A, 5.98%, 04/19/2022	388
3,892	Continental Credit Card, Series 2017-1A, Class A, 4.29%, 01/15/2024 (e)	3,895
	CPS Auto Receivables Trust,
700	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	712
223	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	226
2,535	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	2,564
1,376	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	1,400
127	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	127
171	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	171
1,400	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	1,404
	Credit Acceptance Auto Loan Trust,
579	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	581
1,564	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	1,557
686	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	684
574	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	567
604	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	590
1,543	Series 2018-1A, Class A, 3.01%, 02/16/2027 (e)	1,537

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

931	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	1,019
138	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.52%, 10/25/2034 (z)	136
	Delta Air Lines Pass-Through Trust,
243	Series 2010-2, Class A, 4.95%, 05/23/2019	248
109	Series 2011-1, Class A, 5.30%, 04/15/2019	112
265	Series 2012-1, Class A, 4.75%, 05/07/2020	273
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	1,486
2,882	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	2,915
1,059	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	1,075
1,320	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	1,350
2,278	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	2,298
102	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	103
3,101	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	3,157
2,635	Series 2017-1, Class C, 2.84%, 04/15/2022	2,635
2,992	Series 2017-1, Class D, 3.84%, 03/15/2023	3,026
4,800	Series 2017-3, Class D, 3.53%, 12/15/2023 (e)	4,764
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	1,828
798	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	797
1,609	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	1,597
2,244	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	2,242
550	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	545
	Exeter Automobile Receivables Trust,
326	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	326
1,171	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	1,172
	First Investors Auto Owner Trust,
68	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	68
373	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	376

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	FirstKey Lending Trust,
6,119	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	6,089
2,246	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	2,240
	Flagship Credit Auto Trust,
5	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	5
535	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	536
440	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	444
102	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	102
1,229	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	1,229
757	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	764
756	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	773
3,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	3,130
137	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	115
	GLS Auto Receivables Trust,
107	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	107
1,431	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	1,439
932	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	932
1,200	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	1,264
248	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	249
767	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	759
839	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	826
3,065	HERO, (Cayman Islands), Series 2018-1ASI, Class A, 4.00%, 09/20/2047 (e)	3,061
2,760	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	2,790
	HERO Funding Trust,
1,427	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	1,413
2,886	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	2,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

395	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	391
89	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.82%, 03/25/2036 (z)	84
	Kabbage Asset Securitization LLC,
8,515	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	8,658
2,525	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	2,600
	KGS-Alpha SBA COOF Trust,
7,010	Series 2012-2, Class A, IO, 0.83%, 08/25/2038 (e) (z) (bb)	165
5,595	Series 2013-2, Class A, IO, 1.76%, 03/25/2039 (e) (z) (bb)	234
3,387	Series 2015-2, Class A, IO, 2.97%, 07/25/2041 (e) (z)	349
183	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	183
1,866	Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	1,857
	LV Tower 52 Issuer,
6,165	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	6,165
2,203	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	2,203
2,130	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	2,137
	Marlette Funding Trust,
592	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	592
2,157	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	2,161
2,914	Series 2018-1A, Class A, 2.61%, 03/15/2028 (e)	2,913
794	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	890
380	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	381
293	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.93%, 12/07/2020 (z)	293
535	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.12%, 11/25/2033 (bb)	541
2,565	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	2,540

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	NRPL Trust,
5,319	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	5,317
1,200	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	1,174
1,400	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	1,399
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	2,173
1,174	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,191
	OneMain Financial Issuance Trust,
886	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	887
550	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	552
3,035	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	3,033
1,911	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	1,909
2,755	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	2,785
1,800	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	1,852
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,635
1,455	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	1,436
	Progress Residential Trust,
3,909	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,890
2,012	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	2,005
2,566	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	2,560
1,230	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	1,238
5,206	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,191
295	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	302
1,200	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	1,245
961	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	961
751	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	682

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,900	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	3,900
288	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	137
1,129	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	1,107
85	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.72%, 06/25/2033 (bb)	86
242	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	216
1,154	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	1,156
398	Spirit Airlines Pass-Through Trust, Series 2017-1AA, Class AA, 3.38%, 02/15/2030	389
2,451	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	2,452
	Springleaf Funding Trust,
3,713	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	3,718
1,087	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	1,086
2,040	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	2,049
1,257	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	1,267
1,505	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	1,502
1,824	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	1,781
	United Airlines Pass-Through Trust,
1,017	Series 2016-1, Class A, 3.45%, 07/07/2028	1,007
742	Series 2018-1, Class A, 3.70%, 03/01/2030	735
1,093	Series 2018-1, Class AA, 3.50%, 03/01/2030	1,081
1,114	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	1,112
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	248
3,655	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	3,655
765	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	766
979	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	976

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,168	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,166
1,607	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	1,598
700	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	701
	Westgate Resorts LLC,
172	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	172
1,395	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	1,387
	Westlake Automobile Receivables Trust,
941	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	939
947	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	952

	Total Asset-Backed Securities (Cost $262,486)	263,238

Collateralized Mortgage Obligations — 15.0%
927	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	927
3,785	Acre, 0.00%, 12/15/2020 (bb)	3,785
	Alternative Loan Trust,
7,682	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	7,863
967	Series 2005-1CB, Class 1A6, IF, IO, 5.48%, 03/25/2035 (z) (bb)	132
2,625	Series 2005-20CB, Class 3A8, IF, IO, 3.13%, 07/25/2035 (z) (bb)	229
5,004	Series 2005-22T1, Class A2, IF, IO, 3.45%, 06/25/2035 (z) (bb)	503
2,548	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,459
98	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	78
3,759	Series 2005-37T1, Class A2, IF, IO, 3.43%, 09/25/2035 (z) (bb)	384
1,952	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,860
5,003	Series 2005-54CB, Class 1A2, IF, IO, 3.23%, 11/25/2035 (z)	438
1,143	Series 2005-57CB, Class 3A2, IF, IO, 3.48%, 12/25/2035 (z) (bb)	109
846	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	841
1,313	Series 2005-J1, Class 1A4, IF, IO, 3.48%, 02/25/2035 (z)	37
1,353	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	1,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Angel Oak Mortgage Trust LLC,
201	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	201
533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	531
	ASG Resecuritization Trust,
144	Series 2009-3, Class A65, 2.93%, 03/26/2037 (e) (z)	144
142	Series 2011-1, Class 3A50, 3.63%, 11/28/2035 (e) (z)	141
	Banc of America Alternative Loan Trust,
29	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	27
691	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	654
1,721	Series 2005-6, Class CBIO, IO, 5.50%, 07/25/2035 (bb)	362
477	Series 2006-4, Class 1A4, 6.00%, 05/25/2046	390
	Banc of America Funding Trust,
179	Series 2004-1, PO, 03/25/2034 (bb)	150
103	Series 2004-2, Class 30PO, PO, 09/20/2034 (bb)	94
157	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	158
280	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	271
220	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	183
126	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	95
376	Series 2005-E, Class 4A1, 3.69%, 03/20/2035 (z)	381
310	Series 2006-A, Class 3A2, 3.66%, 02/20/2036 (z)	292
	Banc of America Mortgage Trust,
95	Series 2004-A, Class 2A2, 3.86%, 02/25/2034 (z)	94
382	Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (z)	382
	BCAP LLC Trust,
144	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	147
805	Series 2010-RR7, Class 2A1, 3.24%, 07/26/2045 (e) (z)	794
	Bear Stearns ARM Trust,
68	Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	67

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
378	Series 2004-1, Class 12A1, 3.73%, 04/25/2034 (z)	380
62	Series 2004-2, Class 14A, 3.65%, 05/25/2034 (z)	62
1,687	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	1,692
	CHL Mortgage Pass-Through Trust,
247	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	250
22	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	23
84	Series 2004-HYB1, Class 2A, 3.44%, 05/20/2034 (z)	84
426	Series 2004-HYB3, Class 2A, 3.16%, 06/20/2034 (z)	426
299	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	305
26	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	26
559	Series 2005-16, Class A23, 5.50%, 09/25/2035	550
1,604	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	1,435
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
58	Series 2005-5, Class APO, PO, 08/25/2035 (bb)	52
94	Series 2005-8, Class APO, PO, 11/25/2035 (bb)	80
	Citigroup Global Markets Mortgage Securities VII, Inc.,
78	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	78
1	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	1
	Citigroup Mortgage Loan Trust,
113	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	114
469	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	485
	Citigroup Mortgage Loan Trust, Inc.,
91	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	92
47	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	45
46	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	40
37	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	34

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

28		Series 2003-UP3, Class A3, 7.00%, 09/25/2033	29
55		Series 2003-UST1, Class A1, 5.50%, 12/25/2018	55
17		Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	17
2		Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	2
82		Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	81
250		Series 2005-1, Class 2A1A, 2.83%, 02/25/2035 (z)	218
302		Series 2005-2, Class 2A11, 5.50%, 05/25/2035	310
320		Series 2005-5, Class 1A2, 4.08%, 08/25/2035 (z)	269
1,079		Conix Mortgage Asset Trust, Series 2013-1, Class A, 0.00%, 12/25/2047, (d) (z) (bb)	116
		Credit Suisse First Boston Mortgage Securities Corp.,
366		Series 2003-1, Class DB1, 6.74%, 02/25/2033 (z)	370
138		Series 2003-21, Class 1A4, 5.25%, 09/25/2033	142
245		Series 2003-25, Class 1P, PO, 10/25/2033 (bb)	223
3		Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	3
1		CSFB Mortgage-Backed Pass-Through, Series 2003-17, Class 2A1, 5.00%, 07/25/2018	1
		CSFB Mortgage-Backed Pass-Through Certificates,
2,109		Series 2005-4, Class 3A18, 5.50%, 06/25/2035	2,159
2,876		Series 2005-4, Class 3A23, 5.50%, 06/25/2035	2,881
76		FHLMC — GNMA, Series 8, Class ZA, 7.00%, 03/25/2023	80
		FHLMC REMIC,
1		Series 23, Class F, 9.60%, 04/15/2020	1
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 99, Class Z, 9.50%, 01/15/2021	—	(h)
—	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
2		Series 1065, Class J, 9.00%, 04/15/2021	2
—	(h)	Series 1079, Class S, HB, IF, 28.60%, 05/15/2021 (z)	—	(h)
1		Series 1084, Class F, 2.54%, 05/15/2021 (z)	1

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 1084, Class S, HB, IF, 38.08%, 05/15/2021 (z)	1
3		Series 1116, Class I Shares, 5.50%, 08/15/2021	3
4		Series 1144, Class KB, 8.50%, 09/15/2021	5
—	(h)	Series 1172, Class L Shares, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, IO, 1,003.20%, 01/15/2022 (z)	—	(h)
3		Series 1250, Class J, 7.00%, 05/15/2022	3
7		Series 1343, Class LA, 8.00%, 08/15/2022	8
9		Series 1343, Class LB, 7.50%, 08/15/2022	10
15		Series 1370, Class JA, 2.74%, 09/15/2022 (z)	15
15		Series 1455, Class WB, IF, 3.88%, 12/15/2022 (z)	15
76		Series 1466, Class PZ, 7.50%, 02/15/2023	82
1		Series 1470, Class F, 1.75%, 02/15/2023 (z)	1
83		Series 1498, Class I Shares, 2.74%, 04/15/2023 (z)	84
123		Series 1502, Class PX, 7.00%, 04/15/2023	132
13		Series 1505, Class Q, 7.00%, 05/15/2023	14
32		Series 1518, Class G, IF, 7.30%, 05/15/2023 (z)	34
11		Series 1541, Class M, HB, IF, 24.52%, 07/15/2023 (z)	14
30		Series 1541, Class O, 2.12%, 07/15/2023 (z)	30
3		Series 1570, Class F, 2.25%, 08/15/2023 (z)	3
97		Series 1573, Class PZ, 7.00%, 09/15/2023	104
64		Series 1591, Class PV, 6.25%, 10/15/2023	68
27		Series 1602, Class SA, IF, 17.59%, 10/15/2023 (z)	33
289		Series 1608, Class L Shares, 6.50%, 09/15/2023	325
195		Series 1638, Class H, 6.50%, 12/15/2023	206
143		Series 1642, Class PJ, 6.00%, 11/15/2023	151
14		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	18
7		Series 1686, Class SH, IF, 15.67%, 02/15/2024 (z)	8
46		Series 1695, Class EB, 7.00%, 03/15/2024	49
9		Series 1699, Class FC, 2.19%, 03/15/2024 (z)	9
39		Series 1700, Class GA, PO, 02/15/2024	38
126		Series 1706, Class K, 7.00%, 03/15/2024	135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4	Series 1709, Class FA, 1.74%, 03/15/2024 (z)	4
21	Series 1745, Class D, 7.50%, 08/15/2024	23
266	Series 1760, Class ZD, 2.09%, 02/15/2024 (z)	264
100	Series 1798, Class F, 5.00%, 05/15/2023	103
1	Series 1807, Class G, 9.00%, 10/15/2020	1
22	Series 1829, Class ZB, 6.50%, 03/15/2026	23
25	Series 1863, Class Z, 6.50%, 07/15/2026	29
39	Series 1865, Class D, PO, 02/15/2024	35
24	Series 1890, Class H, 7.50%, 09/15/2026	27
83	Series 1899, Class ZE, 8.00%, 09/15/2026	94
5	Series 1935, Class FL, 2.29%, 02/15/2027 (z)	5
57	Series 1963, Class Z, 7.50%, 01/15/2027	64
7	Series 1970, Class PG, 7.25%, 07/15/2027	7
97	Series 1981, Class Z, 6.00%, 05/15/2027	103
38	Series 1987, Class PE, 7.50%, 09/15/2027	43
82	Series 2019, Class Z, 6.50%, 12/15/2027	89
22	Series 2033, Class SN, HB, IF, IO, 28.05%, 03/15/2024 (z)	7
71	Series 2038, Class PN, IO, 7.00%, 03/15/2028	13
157	Series 2040, Class PE, 7.50%, 03/15/2028	177
21	Series 2043, Class CJ, 6.50%, 04/15/2028	24
101	Series 2054, Class PV, 7.50%, 05/15/2028	114
194	Series 2075, Class PH, 6.50%, 08/15/2028	213
218	Series 2075, Class PM, 6.25%, 08/15/2028	233
55	Series 2086, Class GB, 6.00%, 09/15/2028	59
92	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11
261	Series 2095, Class PE, 6.00%, 11/15/2028	282
88	Series 2125, Class JZ, 6.00%, 02/15/2029	96
20	Series 2132, Class SB, HB, IF, 23.73%, 03/15/2029 (z)	30
3	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
111	Series 2136, Class PG, 6.00%, 03/15/2029	120
32	Series 2141, IO, 7.00%, 04/15/2029	4
35	Series 2163, Class PC, IO, 7.50%, 06/15/2029	4
321	Series 2169, Class TB, 7.00%, 06/15/2029	356
197	Series 2172, Class QC, 7.00%, 07/15/2029	221
177	Series 2176, Class OJ, 7.00%, 08/15/2029	198
93	Series 2201, Class C, 8.00%, 11/15/2029	105
88	Series 2209, Class TC, 8.00%, 01/15/2030	101
160	Series 2210, Class Z, 8.00%, 01/15/2030	186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
32	Series 2224, Class CB, 8.00%, 03/15/2030	36
85	Series 2230, Class Z, 8.00%, 04/15/2030	99
63	Series 2234, Class PZ, 7.50%, 05/15/2030	72
67	Series 2247, Class Z, 7.50%, 08/15/2030	74
99	Series 2256, Class MC, 7.25%, 09/15/2030	112
128	Series 2259, Class ZM, 7.00%, 10/15/2030	143
1	Series 2261, Class ZY, 7.50%, 10/15/2030	1
18	Series 2262, Class Z, 7.50%, 10/15/2030	21
161	Series 2271, Class PC, 7.25%, 12/15/2030	181
110	Series 2283, Class K, 6.50%, 12/15/2023	117
82	Series 2296, Class PD, 7.00%, 03/15/2031	92
21	Series 2306, Class K, PO, 05/15/2024	20
50	Series 2306, Class SE, IF, IO, 8.01%, 05/15/2024 (z)	8
88	Series 2313, Class LA, 6.50%, 05/15/2031	101
105	Series 2325, Class PM, 7.00%, 06/15/2031	118
831	Series 2344, Class ZD, 6.50%, 08/15/2031	956
66	Series 2344, Class ZJ, 6.50%, 08/15/2031	74
63	Series 2345, Class NE, 6.50%, 08/15/2031	69
65	Series 2351, Class PZ, 6.50%, 08/15/2031	73
486	Series 2353, Class AZ, 6.00%, 09/15/2031	515
245	Series 2359, Class ZB, 8.50%, 06/15/2031	278
132	Series 2367, Class ME, 6.50%, 10/15/2031	148
293	Series 2396, Class FM, 2.04%, 12/15/2031 (z)	294
158	Series 2399, Class OH, 6.50%, 01/15/2032	175
223	Series 2399, Class TH, 6.50%, 01/15/2032	247
220	Series 2410, Class NG, 6.50%, 02/15/2032	244
82	Series 2410, Class OE, 6.38%, 02/15/2032	88
147	Series 2410, Class QS, IF, 15.37%, 02/15/2032 (z)	195
90	Series 2410, Class QX, IF, IO, 7.06%, 02/15/2032 (z)	19
186	Series 2412, Class SP, IF, 12.92%, 02/15/2032 (z)	222
258	Series 2420, Class XK, 6.50%, 02/15/2032	286
236	Series 2423, Class MC, 7.00%, 03/15/2032	264
203	Series 2423, Class MT, 7.00%, 03/15/2032	228
399	Series 2430, Class WF, 6.50%, 03/15/2032	447
236	Series 2434, Class TC, 7.00%, 04/15/2032	263
268	Series 2435, Class CJ, 6.50%, 04/15/2032	297
172	Series 2436, Class MC, 7.00%, 04/15/2032	191
151	Series 2444, Class ES, IF, IO, 6.36%, 03/15/2032 (z)	29
113	Series 2450, Class GZ, 7.00%, 05/15/2032	129
121	Series 2450, Class SW, IF, IO, 6.41%, 03/15/2032 (z)	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

437	Series 2455, Class GK, 6.50%, 05/15/2032	480
182	Series 2462, Class JG, 6.50%, 06/15/2032	202
383	Series 2464, Class SI, IF, IO, 6.41%, 02/15/2032 (z)	66
329	Series 2466, Class PH, 6.50%, 06/15/2032	364
167	Series 2474, Class NR, 6.50%, 07/15/2032	188
215	Series 2484, Class LZ, 6.50%, 07/15/2032	245
217	Series 2500, Class MC, 6.00%, 09/15/2032	238
166	Series 2512, Class PG, 5.50%, 10/15/2022	174
89	Series 2535, Class BK, 5.50%, 12/15/2022	93
375	Series 2543, Class YX, 6.00%, 12/15/2032	409
340	Series 2544, Class HC, 6.00%, 12/15/2032	379
474	Series 2552, Class ME, 6.00%, 01/15/2033	524
415	Series 2567, Class QD, 6.00%, 02/15/2033	459
227	Series 2568, Class KG, 5.50%, 02/15/2023	238
43	Series 2571, Class SK, HB, IF, 27.65%, 09/15/2023 (z)	60
1,100	Series 2575, Class ME, 6.00%, 02/15/2033	1,199
141	Series 2586, Class WI, IO, 6.50%, 03/15/2033	26
3	Series 2587, Class WX, 5.00%, 03/15/2018	3
290	Series 2596, Class QG, 6.00%, 03/15/2033	304
4	Series 2611, Class UH, 4.50%, 05/15/2018	4
8	Series 2617, Class GR, 4.50%, 05/15/2018	8
5	Series 2626, Class NS, IF, IO, 4.96%, 06/15/2023 (z)	—	(h)
13	Series 2631, Class LC, 4.50%, 06/15/2018	13
6	Series 2636, Class Z, 4.50%, 06/15/2018	6
6	Series 2637, Class SA, IF, IO, 4.51%, 06/15/2018 (z)	—	(h)
20	Series 2638, Class DS, IF, 7.01%, 07/15/2023 (z)	20
45	Series 2650, Class SO, PO, 12/15/2032	45
11	Series 2651, Class VZ, 4.50%, 07/15/2018	11
94	Series 2675, Class CK, 4.00%, 09/15/2018	94
67	Series 2692, Class SC, IF, 10.11%, 07/15/2033 (z)	76
24	Series 2695, Class DG, 4.00%, 10/15/2018	24
609	Series 2710, Class HB, 5.50%, 11/15/2023	639
366	Series 2716, Class UN, 4.50%, 12/15/2023	380
65	Series 2744, Class PE, 5.50%, 02/15/2034	67
65	Series 2783, Class AT, 4.00%, 04/15/2019	65
184	Series 2809, Class UC, 4.00%, 06/15/2019	185
32	Series 2835, Class QO, PO, 12/15/2032	27
2	Series 2840, Class JO, PO, 06/15/2023	2
15	Series 2922, Class JN, 4.50%, 02/15/2020	15
112	Series 2934, Class EC, PO, 02/15/2020	110
93	Series 2934, Class HI, IO, 5.00%, 02/15/2020	3

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
70	Series 2934, Class KI, IO, 5.00%, 02/15/2020	2
16	Series 2958, Class QD, 4.50%, 04/15/2020	16
274	Series 2965, Class GD, 4.50%, 04/15/2020	277
1	Series 2989, PO, 06/15/2023	1
2,444	Series 2990, Class UZ, 5.75%, 06/15/2035	2,686
1,233	Series 3004, Class EK, 5.50%, 07/15/2035	1,235
56	Series 3014, Class OD, PO, 08/15/2035	49
944	Series 3047, Class OD, 5.50%, 10/15/2035	1,037
3,095	Series 3064, Class MC, 5.50%, 11/15/2035	3,271
1	Series 3068, Class AO, PO, 01/15/2035	1
58	Series 3068, Class QB, 4.50%, 06/15/2020	58
741	Series 3074, Class BH, 5.00%, 11/15/2035	776
199	Series 3085, Class WF, 2.39%, 08/15/2035 (z)	203
316	Series 3102, Class FB, 1.89%, 01/15/2036 (z)	317
74	Series 3102, Class HS, IF, 18.75%, 01/15/2036 (z)	101
457	Series 3117, Class EO, PO, 02/15/2036	389
265	Series 3117, Class OK, PO, 02/15/2036	225
22	Series 3122, Class ZB, 6.00%, 03/15/2036	28
806	Series 3131, Class BK, 5.50%, 03/15/2026	860
70	Series 3134, PO, 03/15/2036	61
335	Series 3138, PO, 04/15/2036	295
30	Series 3149, Class SO, PO, 05/15/2036	24
86	Series 3151, Class UC, 5.50%, 08/15/2035	87
338	Series 3152, Class MO, PO, 03/15/2036	288
74	Series 3171, Class MO, PO, 06/15/2036	67
289	Series 3179, Class OA, PO, 07/15/2036	251
44	Series 3194, Class SA, IF, IO, 5.51%, 07/15/2036 (z)	4
311	Series 3211, Class SO, PO, 09/15/2036	267
142	Series 3218, Class AO, PO, 09/15/2036	110
251	Series 3219, Class DI, IO, 6.00%, 04/15/2036	52
763	Series 3229, Class HE, 5.00%, 10/15/2026	794
330	Series 3232, Class ST, IF, IO, 5.11%, 10/15/2036 (z)	44
107	Series 3233, Class OP, PO, 05/15/2036	92
191	Series 3256, PO, 12/15/2036	160
419	Series 3260, Class CS, IF, IO, 4.55%, 01/15/2037 (z)	61
228	Series 3261, Class OA, PO, 01/15/2037	194
72	Series 3274, Class JO, PO, 02/15/2037	64
73	Series 3275, Class FL, 2.03%, 02/15/2037 (z)	73

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

452	Series 3290, Class SB, IF, IO, 4.86%, 03/15/2037 (z)	51
436	Series 3315, Class HZ, 6.00%, 05/15/2037	443
26	Series 3318, Class AO, PO, 05/15/2037	20
24	Series 3326, Class JO, PO, 06/15/2037	22
222	Series 3331, PO, 06/15/2037	197
97	Series 3385, Class SN, IF, IO, 4.41%, 11/15/2037 (z)	7
320	Series 3387, Class SA, IF, IO, 4.83%, 11/15/2037 (z)	33
517	Series 3404, Class SC, IF, IO, 4.41%, 01/15/2038 (z)	70
2,154	Series 3422, Class AI, SUB, 0.25%, 01/15/2038	19
366	Series 3424, Class PI, IF, IO, 5.21%, 04/15/2038 (z)	48
667	Series 3481, Class SJ, IF, IO, 4.26%, 08/15/2038 (z)	79
400	Series 3511, Class SA, IF, IO, 4.41%, 02/15/2039 (z)	50
79	Series 3549, Class FA, 2.79%, 07/15/2039 (z)	81
306	Series 3607, PO, 05/15/2037	254
153	Series 3607, Class BO, PO, 04/15/2036	131
641	Series 3607, Class OP, PO, 07/15/2037	547
74	Series 3611, PO, 07/15/2034	63
231	Series 3621, Class BO, PO, 01/15/2040	200
237	Series 3720, Class A, 4.50%, 09/15/2025	247
369	Series 3747, Class HI, IO, 4.50%, 07/15/2037	6
1,000	Series 3747, Class PY, 4.00%, 10/15/2040	1,014
359	Series 3759, Class HI, IO, 4.00%, 08/15/2037	13
307	Series 3760, Class GI, IO, 4.00%, 10/15/2037	9
56	Series 3804, Class FN, 2.04%, 03/15/2039 (z)	56
1,454	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,592
337	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	342
1,154	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	1,278
1,109	Series 3920, Class LP, 5.00%, 01/15/2034	1,171
712	Series 3925, Class FL, 2.04%, 01/15/2041 (z)	715
492	Series 3957, Class B, 4.00%, 11/15/2041	503
777	Series 3966, Class NA, 4.00%, 12/15/2041	805
265	Series 3997, Class PF, 2.04%, 11/15/2039 (z)	266

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,490	Series 4048, Class FJ, 1.97%, 07/15/2037 (z)	1,491
2,000	Series 4217, Class KY, 3.00%, 06/15/2043	1,860
2,501	Series 4240, Class B, 3.00%, 08/15/2033	2,382
3,684	Series 4251, Class KW, 2.50%, 04/15/2028	3,423
2,530	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	2,577
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
545	Series 233, Class 11, IO, 5.00%, 09/15/2035	121
763	Series 233, Class 13, IO, 5.00%, 09/15/2035	162
39	Series 243, Class 16, IO, 4.50%, 11/15/2020	1
105	Series 243, Class 17, IO, 4.50%, 12/15/2020	3
5,682	Series 299, Class 300, 3.00%, 01/15/2043	5,614
1,818	Series 310, PO, 09/15/2043	1,393
3,635	Series 323, Class 300, 3.00%, 01/15/2044	3,548
	FHLMC Structured Pass-Through Securities Certificates,
351	Series T-41, Class 3A, 7.50%, 07/25/2032 (z)	366
228	Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	265
1,314	Series T-54, Class 2A, 6.50%, 02/25/2043	1,492
379	Series T-54, Class 3A, 7.00%, 02/25/2043	430
140	Series T-58, Class APO, PO, 09/25/2043	112
320	Series T-59, Class 1AP, PO, 10/25/2043	244
1,194	Series T-76, Class 2A, 4.10%, 10/25/2037 (z)	1,200
	First Horizon Alternative Mortgage Securities Trust,
459	Series 2004-AA4, Class A1, 3.35%, 10/25/2034 (z)	458
790	Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	671
1,542	Series 2007-FA4, Class 1A2, IF, IO, 4.03%, 08/25/2037 (z) (bb)	258
499	First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2, 3.49%, 04/25/2035 (z)	508
	FNMA Grantor Trust,
642	Series 2002-T19, Class A2, 7.00%, 07/25/2042	717
447	Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	507

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
2		Series 1989-70, Class G, 8.00%, 10/25/2019	2
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
2		Series 1989-83, Class H, 8.50%, 11/25/2019	2
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
1		Series 1990-1, Class D, 8.80%, 01/25/2020	2
—	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
1		Series 1990-63, Class H, 9.50%, 06/25/2020	1
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
5		Series 1990-102, Class J, 6.50%, 08/25/2020	5
4		Series 1990-120, Class H, 9.00%, 10/25/2020	4
1		Series 1990-134, Class SC, IF, 19.17%, 11/25/2020 (z)	1
—	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
—	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
2		Series 1991-24, Class Z, 5.00%, 03/25/2021	2
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
13		Series 1992-136, Class PK, 6.00%, 08/25/2022	14
9		Series 1992-143, Class MA, 5.50%, 09/25/2022	9
34		Series 1992-163, Class M, 7.75%, 09/25/2022	37
55		Series 1992-188, Class PZ, 7.50%, 10/25/2022	59
22		Series 1993-21, Class KA, 7.70%, 03/25/2023	24
37		Series 1993-25, Class J, 7.50%, 03/25/2023	40
9		Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	11

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
13	Series 1993-62, Class SA, IF, 18.78%, 04/25/2023 (z)	15
7	Series 1993-165, Class SD, IF, 13.26%, 09/25/2023 (z)	8
16	Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	17
11	Series 1993-179, Class SB, HB, IF, 26.46%, 10/25/2023 (z)	14
7	Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	9
21	Series 1993-205, Class H, PO, 09/25/2023	19
35	Series 1993-225, Class UB, 6.50%, 12/25/2023	38
12	Series 1993-230, Class FA, 2.22%, 12/25/2023 (z)	12
28	Series 1993-247, Class FE, 2.62%, 12/25/2023 (z)	28
13	Series 1993-247, Class SU, IF, 12.20%, 12/25/2023 (z)	15
114	Series 1994-37, Class L Shares, 6.50%, 03/25/2024	121
630	Series 1994-40, Class Z, 6.50%, 03/25/2024	674
28	Series 1995-2, Class Z, 8.50%, 01/25/2025	29
139	Series 1995-19, Class Z, 6.50%, 11/25/2023	155
123	Series 1996-14, Class SE, IF, IO, 8.10%, 08/25/2023 (z)	18
10	Series 1996-59, Class J, 6.50%, 08/25/2022	11
85	Series 1997-20, IO, 1.84%, 03/25/2027 (z)	2
11	Series 1997-27, Class J, 7.50%, 04/18/2027	12
24	Series 1997-29, Class J, 7.50%, 04/20/2027	28
159	Series 1997-39, Class PD, 7.50%, 05/20/2027	179
13	Series 1997-42, Class ZC, 6.50%, 07/18/2027	15
210	Series 1997-61, Class ZC, 7.00%, 02/25/2023	225
45	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5
6	Series 1998-4, Class C, PO, 04/25/2023	5
67	Series 1998-36, Class ZB, 6.00%, 07/18/2028	75
42	Series 1998-43, Class SA, IF, IO, 16.30%, 04/25/2023 (z)	11
71	Series 1998-66, Class SB, IF, IO, 6.53%, 12/25/2028 (z)	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

47	Series 1999-17, Class C, 6.35%, 04/25/2029	50
185	Series 1999-18, Class Z, 5.50%, 04/18/2029	198
9	Series 1999-38, Class SK, IF, IO, 6.43%, 08/25/2023 (z)	1
21	Series 1999-52, Class NS, IF, 18.84%, 10/25/2023 (z)	26
71	Series 1999-62, Class PB, 7.50%, 12/18/2029	80
231	Series 2000-2, Class ZE, 7.50%, 02/25/2030	260
139	Series 2000-20, Class SA, IF, IO, 7.48%, 07/25/2030 (z)	20
19	Series 2000-52, IO, 8.50%, 01/25/2031	4
38	Series 2001-4, Class PC, 7.00%, 03/25/2021	39
43	Series 2001-7, Class PF, 7.00%, 03/25/2031	48
144	Series 2001-30, Class PM, 7.00%, 07/25/2031	162
154	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	34
148	Series 2001-36, Class DE, 7.00%, 08/25/2031	164
388	Series 2001-44, Class MY, 7.00%, 09/25/2031	439
48	Series 2001-44, Class PD, 7.00%, 09/25/2031	54
68	Series 2001-44, Class PU, 7.00%, 09/25/2031	77
310	Series 2001-48, Class Z, 6.50%, 09/25/2021	325
38	Series 2001-49, Class Z, 6.50%, 09/25/2031	42
48	Series 2001-52, Class KB, 6.50%, 10/25/2031	52
468	Series 2001-61, Class Z, 7.00%, 11/25/2031	529
13	Series 2001-72, Class SX, IF, 13.69%, 12/25/2031 (z)	15
31	Series 2002-1, Class HC, 6.50%, 02/25/2022	32
30	Series 2002-1, Class SA, IF, 19.92%, 02/25/2032 (z)	38
28	Series 2002-1, Class UD, IF, 18.83%, 12/25/2023 (z)	35
530	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
7	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	8
15	Series 2002-21, Class LO, PO, 04/25/2032	13
143	Series 2002-21, Class PE, 6.50%, 04/25/2032	158
369	Series 2002-28, Class PK, 6.50%, 05/25/2032	408
93	Series 2002-37, Class Z, 6.50%, 06/25/2032	104
530	Series 2002-48, Class GH, 6.50%, 08/25/2032	593
81	Series 2002-77, Class S, IF, 11.51%, 12/25/2032 (z)	94
241	Series 2002-83, Class CS, 6.88%, 08/25/2023	255
1,634	Series 2003-22, Class UD, 4.00%, 04/25/2033	1,673
520	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	109
326	Series 2003-34, Class AX, 6.00%, 05/25/2033	357
1,276	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,346
20	Series 2003-35, Class UC, 3.75%, 05/25/2033	20
63	Series 2003-39, IO, 6.00%, 05/25/2033 (z)	14
447	Series 2003-39, Class LW, 5.50%, 05/25/2023	469
236	Series 2003-41, Class PE, 5.50%, 05/25/2023	245
91	Series 2003-42, Class GB, 4.00%, 05/25/2033	94
234	Series 2003-47, Class PE, 5.75%, 06/25/2033	258
83	Series 2003-52, Class SX, IF, 18.09%, 10/25/2031 (z)	118
68	Series 2003-64, Class SX, IF, 9.81%, 07/25/2033 (z)	77
411	Series 2003-71, Class DS, IF, 5.37%, 08/25/2033 (z)	407
505	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	86
61	Series 2003-74, Class SH, IF, 7.25%, 08/25/2033 (z)	68
9	Series 2003-76, Class GQ, 4.50%, 08/25/2018	9
26	Series 2003-81, Class LC, 4.50%, 09/25/2018	26
166	Series 2003-83, Class PG, 5.00%, 06/25/2023	168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

110	Series 2003-91, Class SD, IF, 9.80%, 09/25/2033 (z)	124
756	Series 2003-116, Class SB, IF, IO, 5.98%, 11/25/2033 (z)	125
16	Series 2003-128, Class NG, 4.00%, 01/25/2019	16
28	Series 2003-130, Class SX, IF, 9.09%, 01/25/2034 (z)	31
47	Series 2003-132, Class OA, PO, 08/25/2033	44
618	Series 2004-4, Class QI, IF, IO, 5.48%, 06/25/2033 (z)	36
58	Series 2004-4, Class QM, IF, 10.96%, 06/25/2033 (z)	64
128	Series 2004-10, Class SC, HB, IF, 22.12%, 02/25/2034 (z)	142
76	Series 2004-25, Class PC, 5.50%, 01/25/2034	77
419	Series 2004-25, Class SA, IF, 15.07%, 04/25/2034 (z)	529
197	Series 2004-27, Class HB, 4.00%, 05/25/2019	198
53	Series 2004-36, Class PC, 5.50%, 02/25/2034	54
701	Series 2004-36, Class SA, IF, 15.07%, 05/25/2034 (z)	871
114	Series 2004-36, Class SN, IF, 10.96%, 07/25/2033 (z)	117
272	Series 2004-46, Class QB, IF, 17.52%, 05/25/2034 (z)	350
763	Series 2004-46, Class SK, IF, 12.04%, 05/25/2034 (z)	929
126	Series 2004-51, Class SY, IF, 11.00%, 07/25/2034 (z)	147
124	Series 2004-53, Class NC, 5.50%, 07/25/2024	130
184	Series 2004-59, Class BG, PO, 12/25/2032	157
58	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	65
12	Series 2004-76, Class CL, 4.00%, 10/25/2019	12
163	Series 2004-79, Class SP, IF, 15.34%, 11/25/2034 (z)	178
8	Series 2005-52, Class PA, 6.50%, 06/25/2035	8
733	Series 2005-56, Class S, IF, IO, 5.09%, 07/25/2035 (z)	105
183	Series 2005-66, Class SG, IF, 13.32%, 07/25/2035 (z)	227
173	Series 2005-68, Class BC, 5.25%, 06/25/2035	177

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
708	Series 2005-68, Class PG, 5.50%, 08/25/2035	762
234	Series 2005-68, Class UC, 5.00%, 06/25/2035	238
295	Series 2005-74, Class CS, IF, 15.56%, 05/25/2035 (z)	354
2,284	Series 2005-84, Class XM, 5.75%, 10/25/2035	2,477
872	Series 2005-109, Class PC, 6.00%, 12/25/2035	940
4,326	Series 2005-110, Class GL, 5.50%, 12/25/2035	4,755
225	Series 2005-110, Class MN, 5.50%, 06/25/2035	227
34	Series 2006-15, Class OT, PO, 01/25/2036	33
254	Series 2006-16, Class OA, PO, 03/25/2036	223
369	Series 2006-22, Class AO, PO, 04/25/2036	325
87	Series 2006-23, Class KO, PO, 04/25/2036	78
715	Series 2006-39, Class WC, 5.50%, 01/25/2036	756
509	Series 2006-44, Class GO, PO, 06/25/2036	433
1,175	Series 2006-44, Class P, PO, 12/25/2033	974
733	Series 2006-46, Class UC, 5.50%, 12/25/2035	778
777	Series 2006-53, Class US, IF, IO, 4.96%, 06/25/2036 (z)	108
400	Series 2006-56, PO, 07/25/2036	355
733	Series 2006-56, Class FC, 1.91%, 07/25/2036 (z)	732
225	Series 2006-58, PO, 07/25/2036	193
442	Series 2006-58, Class AP, PO, 07/25/2036	385
56	Series 2006-58, Class FL, 2.08%, 07/25/2036 (z)	56
5	Series 2006-59, Class QO, PO, 01/25/2033	5
4,261	Series 2006-60, Class DZ, 6.50%, 07/25/2036	4,944
346	Series 2006-65, Class QO, PO, 07/25/2036	297
66	Series 2006-72, Class TO, PO, 08/25/2036	59
1,221	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,349
278	Series 2006-79, Class DO, PO, 08/25/2036	244
234	Series 2006-90, Class AO, PO, 09/25/2036	211
103	Series 2006-109, PO, 11/25/2036	89
642	Series 2006-110, PO, 11/25/2036	546
70	Series 2006-111, Class EO, PO, 11/25/2036	62
414	Series 2006-118, Class A2, 1.68%, 12/25/2036 (z)	409
67	Series 2006-119, PO, 12/25/2036	59

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

797	Series 2006-124, Class HB, 3.49%, 11/25/2036 (z)	822
375	Series 2006-128, Class BP, 5.50%, 01/25/2037	389
409	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	62
785	Series 2007-7, Class SG, IF, IO, 4.88%, 08/25/2036 (z)	182
937	Series 2007-14, Class ES, IF, IO, 4.82%, 03/25/2037 (z)	125
71	Series 2007-15, Class NO, PO, 03/25/2022	69
174	Series 2007-16, Class FC, 2.37%, 03/25/2037 (z)	179
77	Series 2007-42, Class AO, PO, 05/25/2037	70
159	Series 2007-48, PO, 05/25/2037	140
384	Series 2007-54, Class FA, 2.02%, 06/25/2037 (z)	384
2,636	Series 2007-60, Class AX, IF, IO, 5.53%, 07/25/2037 (z)	511
95	Series 2007-77, Class FG, 2.12%, 03/25/2037 (z)	95
432	Series 2007-81, Class GE, 6.00%, 08/25/2037	450
1,747	Series 2007-88, Class VI, IF, IO, 4.92%, 09/25/2037 (z)	269
1,254	Series 2007-91, Class ES, IF, IO, 4.84%, 10/25/2037 (z)	176
903	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	112
507	Series 2007-101, Class A2, 1.87%, 06/27/2036 (z)	497
239	Series 2007-106, Class A7, 6.08%, 10/25/2037 (z)	259
1,114	Series 2007-116, Class HI, IO, 1.12%, 01/25/2038 (z)	43
539	Series 2008-1, Class BI, IF, IO, 4.29%, 02/25/2038 (z)	64
337	Series 2008-10, Class XI, IF, IO, 4.61%, 03/25/2038 (z)	31
175	Series 2008-16, Class IS, IF, IO, 4.58%, 03/25/2038 (z)	22
22	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	—	(h)
20	Series 2008-24, Class DY, 5.00%, 04/25/2023	20
229	Series 2008-27, Class SN, IF, IO, 5.28%, 04/25/2038 (z)	26
4	Series 2008-39, Class CI, IO, 4.50%, 05/25/2018	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
120	Series 2008-42, Class AO, PO, 09/25/2036	108
13	Series 2008-44, PO, 05/25/2038	11
196	Series 2008-47, Class SI, IF, IO, 4.88%, 06/25/2023 (z)	9
354	Series 2008-53, Class CI, IF, IO, 5.58%, 07/25/2038 (z)	51
13	Series 2008-76, Class GF, 2.27%, 09/25/2023 (z)	13
726	Series 2008-80, Class SA, IF, IO, 4.23%, 09/25/2038 (z)	81
539	Series 2008-81, Class SB, IF, IO, 4.23%, 09/25/2038 (z)	50
721	Series 2009-6, Class GS, IF, IO, 4.93%, 02/25/2039 (z)	112
145	Series 2009-9, IO, 5.00%, 02/25/2024	6
83	Series 2009-18, IO, 5.00%, 03/25/2024	3
1,419	Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	268
560	Series 2009-60, Class HT, 6.00%, 08/25/2039	615
295	Series 2009-62, Class HJ, 6.00%, 05/25/2039	316
538	Series 2009-70, Class CO, PO, 01/25/2037	451
190	Series 2009-99, Class SC, IF, IO, 4.56%, 12/25/2039 (z)	22
470	Series 2009-103, Class MB, 3.53%, 12/25/2039 (z)	502
119	Series 2010-45, Class BD, 4.50%, 11/25/2038	120
635	Series 2010-49, Class SC, IF, 9.42%, 03/25/2040 (z)	705
352	Series 2010-64, Class DM, 5.00%, 06/25/2040	374
481	Series 2010-71, Class HJ, 5.50%, 07/25/2040	525
1,720	Series 2010-147, Class SA, IF, IO, 4.91%, 01/25/2041 (z)	285
243	Series 2010-148, Class MA, 4.00%, 02/25/2039	248
459	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	485
1,583	Series 2011-30, Class LS, IO, 1.50%, 04/25/2041 (z)	79
2,500	Series 2011-31, Class DB, 3.50%, 04/25/2031	2,537
374	Series 2011-75, Class FA, 2.17%, 08/25/2041 (z)	378
727	Series 2011-118, Class MT, 7.00%, 11/25/2041	829

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,147		Series 2011-130, Class CA, 6.00%, 12/25/2041	1,268
425		Series 2012-14, Class FB, 2.07%, 08/25/2037 (z)	427
3,000		Series 2012-66, Class CB, 3.00%, 06/25/2032	2,889
2,000		Series 2013-81, Class TA, 3.00%, 02/25/2043	1,843
1,694		Series 2013-90, Class PM, 3.50%, 09/25/2043	1,630
1,662		Series 2013-92, PO, 09/25/2043	1,290
3,349		Series 2013-101, Class AE, 3.00%, 10/25/2033	3,207
2,543		Series 2013-101, Class DO, PO, 10/25/2043	1,963
3,000		Series 2013-101, Class E, 3.00%, 10/25/2033	2,898
3,500		Series 2013-103, Class VG, 3.00%, 03/25/2030	3,452
4,000		Series 2013-108, Class GU, 3.00%, 10/25/2033	3,860
3,169		Series 2013-128, PO, 12/25/2043	2,494
—	(h)	Series G-17, Class S, HB, 914.37%, 06/25/2021 (z)	—	(h)
2		Series G-28, Class S, IF, 13.48%, 09/25/2021 (z)	2
6		Series G-35, Class M, 8.75%, 10/25/2021	6
1		Series G-51, Class SA, HB, IF, 22.77%, 12/25/2021 (z)	2
—	(h)	Series G92-27, Class SQ, HB, IF, 9,999.88%, 05/25/2022 (z)	—	(h)
43		Series G92-35, Class E, 7.50%, 07/25/2022	46
—	(h)	Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/2022	1
5		Series G92-42, Class Z, 7.00%, 07/25/2022	5
3		Series G92-44, Class ZQ, 8.00%, 07/25/2022	3
7		Series G92-52, Class FD, 1.64%, 09/25/2022 (z)	7
38		Series G92-54, Class ZQ, 7.50%, 09/25/2022	40
6		Series G92-59, Class F, 1.45%, 10/25/2022 (z)	6
15		Series G92-61, Class Z, 7.00%, 10/25/2022	16
10		Series G92-62, Class B, PO, 10/25/2022	9
51		Series G93-1, Class KA, 7.90%, 01/25/2023	55
13		Series G93-5, Class Z, 6.50%, 02/25/2023	13
16		Series G93-14, Class J, 6.50%, 03/25/2023	17
36		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	39

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
31		Series G93-27, Class FD, 2.50%, 08/25/2023 (z)	31
8		Series G93-37, Class H, PO, 09/25/2023	8
24		Series G95-1, Class C, 8.80%, 01/25/2025	27
		FNMA REMIC Trust,
576		Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	605
236		Series 2003-W1, Class 2A, 6.04%, 12/25/2042 (z)	260
70		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	80
18		Series 2007-W7, Class 1A4, HB, IF, 29.46%, 07/25/2037 (z)	23
978		Series 2009-W1, Class A, 6.00%, 12/25/2049	1,084
		FNMA STRIPS,
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
4		Series 218, Class 2, IO, 7.50%, 04/25/2023	1
6		Series 265, Class 2, 9.00%, 03/25/2024	6
63		Series 329, Class 1, PO, 01/25/2033	56
3		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
8		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
—	(h)	Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
92		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	16
302		Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	62
248		Series 355, Class 11, IO, 6.00%, 07/25/2034	43
11		Series 355, Class 31, IO, 4.50%, 12/25/2018 (z)	—	(h)
391		Series 365, Class 8, IO, 5.50%, 05/25/2036	89
12		Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(h)
203		Series 374, Class 5, IO, 5.50%, 08/25/2036	47
97		Series 383, Class 32, IO, 6.00%, 01/25/2038	21
254		Series 383, Class 33, IO, 6.00%, 01/25/2038	50
78		Series 393, Class 6, IO, 5.50%, 04/25/2037	14
		FNMA Trust,
144		Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	164
332		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	373
438		Series 2004-W15, Class 2AF, 1.87%, 08/25/2044 (z)	435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,216	Series 2005-W3, Class 2AF, 1.84%, 03/25/2045 (z)	1,210
418	Series 2006-W2, Class 1AF1, 1.84%, 02/25/2046 (z)	418
1,504	GMACM Mortgage Loan Trust, Series 2005-AR3, Class 3A4, 3.80%, 06/19/2035 (z)	1,480
	GNMA,
609	Series 1994-7, Class PQ, 6.50%, 10/16/2024	647
457	Series 1999-4, Class ZB, 6.00%, 02/20/2029	457
58	Series 1999-30, Class S, IF, IO, 7.01%, 08/16/2029 (z)	1
78	Series 2000-9, Class Z, 8.00%, 06/20/2030	89
646	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	734
863	Series 2000-21, Class Z, 9.00%, 03/16/2030	874
146	Series 2000-31, Class Z, 9.00%, 10/20/2030	171
91	Series 2000-35, Class ZA, 9.00%, 11/20/2030	107
9	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1
44	Series 2001-6, Class SD, IF, IO, 6.96%, 03/16/2031 (z)	10
123	Series 2001-35, Class SA, IF, IO, 6.66%, 08/16/2031 (z)	2
106	Series 2001-36, Class S, IF, IO, 6.46%, 08/16/2031 (z)	25
423	Series 2002-24, Class AG, IF, IO, 6.36%, 04/16/2032 (z)	63
40	Series 2002-24, Class SB, IF, 9.54%, 04/16/2032 (z)	45
756	Series 2002-31, Class SE, IF, IO, 5.91%, 04/16/2030 (z)	85
14	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	17
994	Series 2002-45, Class QE, 6.50%, 06/20/2032	1,108
349	Series 2002-47, Class PG, 6.50%, 07/16/2032	395
647	Series 2002-47, Class ZA, 6.50%, 07/20/2032	733
557	Series 2002-52, Class GH, 6.50%, 07/20/2032	633
949	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,039
401	Series 2003-11, Class SK, IF, IO, 6.11%, 02/16/2033 (z)	49

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
191	Series 2003-12, Class SP, IF, IO, 6.11%, 02/20/2033 (z)	36
38	Series 2003-24, PO, 03/16/2033	34
1,002	Series 2003-40, Class TJ, 6.50%, 03/20/2033	1,110
617	Series 2003-46, Class MG, 6.50%, 05/20/2033	689
473	Series 2003-46, Class TC, 6.50%, 03/20/2033	521
169	Series 2003-52, Class AP, PO, 06/16/2033	142
842	Series 2003-58, Class BE, 6.50%, 01/20/2033	933
51	Series 2003-90, PO, 10/20/2033	45
666	Series 2003-112, Class SA, IF, IO, 4.96%, 12/16/2033 (z)	96
262	Series 2004-28, Class S, IF, 15.30%, 04/16/2034 (z)	332
68	Series 2004-73, Class AE, IF, 11.58%, 08/17/2034 (z)	74
893	Series 2004-90, Class SI, IF, IO, 4.51%, 10/20/2034 (z)	123
171	Series 2005-35, Class FL, 1.94%, 03/20/2032 (z)	172
1,495	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	290
127	Series 2005-68, Class DP, IF, 12.61%, 06/17/2035 (z)	145
2,050	Series 2005-68, Class KI, IF, IO, 4.71%, 09/20/2035 (z)	263
284	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	55
135	Series 2006-16, Class OP, PO, 03/20/2036	121
286	Series 2006-38, Class SW, IF, IO, 4.91%, 06/20/2036 (z)	20
1,514	Series 2006-38, Class ZK, 6.50%, 08/20/2036	1,686
420	Series 2006-59, Class SD, IF, IO, 5.11%, 10/20/2036 (z)	49
693	Series 2006-65, Class SA, IF, IO, 5.21%, 11/20/2036 (z)	100
1,161	Series 2007-17, Class JI, IF, IO, 5.22%, 04/16/2037 (z)	169
121	Series 2007-17, Class JO, PO, 04/16/2037	103
640	Series 2007-19, Class SD, IF, IO, 4.61%, 04/20/2037 (z)	73
597	Series 2007-26, Class SC, IF, IO, 4.61%, 05/20/2037 (z)	72
530	Series 2007-27, Class SA, IF, IO, 4.61%, 05/20/2037 (z)	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

141	Series 2007-28, Class BO, PO, 05/20/2037	119
392	Series 2007-36, Class SE, IF, IO, 4.88%, 06/16/2037 (z)	52
1,155	Series 2007-40, Class SB, IF, IO, 5.16%, 07/20/2037 (z)	166
690	Series 2007-42, Class SB, IF, IO, 5.16%, 07/20/2037 (z)	90
2,500	Series 2007-47, Class PH, 6.00%, 07/16/2037	2,812
436	Series 2007-50, Class AI, IF, IO, 5.18%, 08/20/2037 (z)	61
61	Series 2007-53, Class SW, IF, 15.42%, 09/20/2037 (z)	75
290	Series 2007-57, PO, 03/20/2037	258
26	Series 2007-71, Class SB, IF, IO, 5.11%, 07/20/2036 (z)	—	(h)
355	Series 2007-72, Class US, IF, IO, 4.96%, 11/20/2037 (z)	47
366	Series 2007-73, Class MI, IF, IO, 4.41%, 11/20/2037 (z)	47
716	Series 2007-76, Class SA, IF, IO, 4.94%, 11/20/2037 (z)	97
346	Series 2007-79, Class SY, IF, IO, 4.96%, 12/20/2037 (z)	49
190	Series 2008-2, Class MS, IF, IO, 5.57%, 01/16/2038 (z)	28
632	Series 2008-2, Class NS, IF, IO, 4.95%, 01/16/2038 (z)	81
411	Series 2008-10, Class S, IF, IO, 4.24%, 02/20/2038 (z)	43
243	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	29
569	Series 2008-36, Class SH, IF, IO, 4.71%, 04/20/2038 (z)	73
3,435	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	476
315	Series 2008-55, Class SA, IF, IO, 4.61%, 06/20/2038 (z)	36
159	Series 2008-71, Class SC, IF, IO, 4.41%, 08/20/2038 (z)	16
383	Series 2008-93, Class AS, IF, IO, 4.11%, 12/20/2038 (z)	39
433	Series 2009-6, Class SA, IF, IO, 4.51%, 02/16/2039 (z)	45
73	Series 2009-10, Class SL, IF, IO, 4.91%, 03/16/2034 (z)	1
952	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	186
368	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	81

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
369	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	98
911	Series 2009-22, Class SA, IF, IO, 4.68%, 04/20/2039 (z)	100
268	Series 2009-25, Class SE, IF, IO, 6.01%, 09/20/2038 (z)	42
208	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	41
214	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	46
386	Series 2009-43, Class SA, IF, IO, 4.36%, 06/20/2039 (z)	47
273	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	29
892	Series 2009-72, Class SM, IF, IO, 4.66%, 08/16/2039 (z)	115
216	Series 2009-79, Class OK, PO, 11/16/2037	192
323	Series 2010-14, Class CO, PO, 08/20/2035	281
1,702	Series 2010-31, Class NO, PO, 03/20/2040	1,493
246	Series 2010-130, Class CP, 7.00%, 10/16/2040	277
1,799	Series 2010-157, Class OP, PO, 12/20/2040	1,478
618	Series 2011-22, Class WA, 5.92%, 02/20/2037 (z)	685
1,161	Series 2011-75, Class SM, IF, IO, 5.01%, 05/20/2041 (z)	180
531	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	540
251	Series 2012-H15, Class FA, 2.01%, 05/20/2062 (z)	251
918	Series 2012-H21, Class CF, 2.26%, 05/20/2061 (z)	920
2,177	Series 2012-H22, Class FD, 2.03%, 01/20/2061 (z)	2,180
619	Series 2012-H24, Class FG, 1.99%, 04/20/2060 (z)	620
549	Series 2012-H26, Class MA, 2.11%, 07/20/2062 (z)	549
1,132	Series 2012-H28, Class FA, 2.14%, 09/20/2062 (z)	1,135
1,422	Series 2012-H29, Class FA, 2.08%, 10/20/2062 (z)	1,425
21	Series 2012-H30, Class PA, 2.01%, 11/20/2059 (z)	21
1,446	Series 2012-H31, Class FD, 1.90%, 12/20/2062 (z)	1,442
2,502	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	2,637
1,764	Series 2013-75, Class WA, 5.21%, 06/20/2040 (z)	1,895

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,108	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	1,133
1,300	Series 2013-116, Class JY, 4.00%, 08/16/2043	1,319
2,304	Series 2013-H01, Class FA, 1.65%, 01/20/2063	2,268
50	Series 2013-H03, Class FA, 1.86%, 08/20/2060 (z)	50
1,159	Series 2013-H04, Class BA, 1.65%, 02/20/2063	1,142
1,364	Series 2013-H05, Class FB, 1.96%, 02/20/2062 (z)	1,365
1,374	Series 2013-H07, Class HA, 1.97%, 03/20/2063 (z)	1,373
1,331	Series 2013-H08, Class FC, 2.01%, 02/20/2063 (z)	1,332
1,599	Series 2013-H09, Class HA, 1.65%, 04/20/2063	1,566
2,906	Series 2013-H18, Class JA, 2.16%, 08/20/2063 (z)	2,920
835	Series 2014-188, Class W, 4.63%, 10/20/2041 (z)	875
1,463	Series 2014-H01, Class FD, 2.21%, 01/20/2064 (z)	1,473
1,486	Series 2014-H09, Class TA, 2.16%, 04/20/2064 (z)	1,494
5,216	Series 2015-H05, Class FC, 2.04%, 02/20/2065 (z)	5,231
6,372	Series 2015-H12, Class FA, 2.04%, 05/20/2065 (z)	6,390
1,763	Series 2015-H15, Class FD, 2.00%, 06/20/2065 (z)	1,765
3,840	Series 2015-H15, Class FJ, 2.00%, 06/20/2065 (z)	3,844
2,915	Series 2015-H16, Class FG, 2.00%, 07/20/2065 (z)	2,919
2,733	Series 2015-H23, Class FB, 2.08%, 09/20/2065 (z)	2,746
2,008	Series 2015-H32, Class FH, 2.22%, 12/20/2065 (z)	2,030
8,973	Series 2017-H08, Class XI, IO, 2.12%, 03/20/2067 (z)	1,210
	GSMPS Mortgage Loan Trust,
634	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	630
906	Series 2005-RP3, Class 1AF, 1.97%, 09/25/2035 (e) (z)	814
685	Series 2005-RP3, Class 1AS, IO, 3.03%, 09/25/2035 (e) (z) (bb)	50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,028	Series 2006-RP2, Class 1AS2, IF, IO, 4.53%, 04/25/2036 (e) (z)	330
	GSR Mortgage Loan Trust,
472	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	487
316	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	338
185	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	191
9	Series 2005-4F, Class AP, PO, 05/25/2035 (bb)	8
949	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,003
1,563	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	1,346
	Impac CMB Trust,
1,299	Series 2004-7, Class 1A1, 2.36%, 11/25/2034 (z)	1,296
156	Series 2005-4, Class 2A1, 2.22%, 05/25/2035 (z)	154
	Impac Secured Assets Trust,
456	Series 2006-1, Class 2A1, 1.97%, 05/25/2036 (z)	433
270	Series 2006-2, Class 2A1, 1.97%, 08/25/2036 (z)	266
	JP Morgan Mortgage Trust,
521	Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	527
713	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	727
127	Series 2006-A3, Class 6A1, 3.50%, 08/25/2034 (z)	126
	Lehman Mortgage Trust,
350	Series 2006-2, Class 1A1, 5.81%, 04/25/2036 (z)	321
727	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	558
	MASTR Adjustable Rate Mortgages Trust,
48	Series 2004-4, Class 2A1, 3.27%, 05/25/2034 (z)	46
301	Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	308
721	Series 2004-13, Class 3A7, 3.46%, 11/21/2034 (z)	739
286	Series 2004-15, Class 3A1, 4.12%, 12/25/2034 (z)	279
	MASTR Alternative Loan Trust,
131	Series 2003-3, Class 1A1, 6.50%, 05/25/2033	132

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

386	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	398
294	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	307
410	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	425
224	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	184
369	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	378
152	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	126
153	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	155
25	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	25
	MASTR Asset Securitization Trust,
27	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	25
25	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	21
4	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	4
4	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	4
4	Series 2004-8, PO, 08/25/2019 (bb)	4
10	Series 2004-8, Class 1A1, 4.75%, 08/25/2019	10
1,813	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.97%, 05/25/2035 (z) (e)	1,514
202	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e)	163
	Merrill Lynch Mortgage Investors Trust,
140	Series 2003-E, Class A1, 2.24%, 10/25/2028 (z)	137
1,438	Series 2003-F, Class A1, 2.26%, 10/25/2028 (z)	1,423
370	Series 2004-1, Class 2A1, 3.30%, 12/25/2034 (z)	372
267	Series 2004-A, Class A1, 2.08%, 04/25/2029 (z)	263
1	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2
334	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (z) (e)	338
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
142	Series 2003-A1, Class A1, 5.50%, 05/25/2033	144

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
91	Series 2003-A1, Class A2, 6.00%, 05/25/2033	92
34	Series 2003-A1, Class A5, 7.00%, 04/25/2033	35
1	PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	1
108	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.58%, 05/25/2035 (z)	106
	RALI Trust,
2	Series 2003-QS3, Class A2, IF, 13.06%, 02/25/2018 (z)	2
22	Series 2003-QS9, Class A3, IF, IO, 5.93%, 05/25/2018 (z) (bb)	—	(h)
15	Series 2003-QS12, Class A2A, IF, IO, 5.98%, 06/25/2018 (z) (bb)	—	(h)
5	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
87	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	86
31	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	31
1,096	Series 2004-QA6, Class NB2, 3.81%, 12/26/2034 (z)	966
	RBSSP Resecuritization Trust,
96	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	97
302	Series 2009-12, Class 1A1, 5.62%, 11/25/2033 (e) (z)	311
	Residential Asset Securitization Trust,
4	Series 2003-A14, Class A1, 4.75%, 02/25/2019	4
1,661	Series 2005-A2, Class A4, IF, IO, 3.43%, 03/25/2035 (z)	114
429	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	418
	RFMSI Trust,
3	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	3
16	Series 2004-S3, Class A1, 4.75%, 03/25/2019	16
16	Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	17
306	Series 2005-SA4, Class 1A1, 3.51%, 09/25/2035 (z)	275
448	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, 2.25%, 10/19/2034 (z)	432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
484	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	493
759	Series 2004-5H, Class A4, 5.54%, 12/25/2033	776
57	Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A9, 5.25%, 12/25/2034	56
	Thornburg Mortgage Securities Trust,
234	Series 2003-4, Class A1, 2.26%, 09/25/2043 (z)	226
599	Series 2004-4, Class 3A, 3.03%, 12/25/2044 (z)	602
	Vendee Mortgage Trust,
261	Series 1994-1, Class 1, 5.34%, 02/15/2024 (z)	271
334	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	356
389	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	425
301	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	327
549	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	608
637	Series 1998-1, Class 2E, 7.00%, 03/15/2028	712
1,264	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	1,367
5,721	Series 2003-2, Class Z, 5.00%, 05/15/2033	6,062
1,053	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.00%, 11/25/2033	1,070
	WaMu Mortgage Pass-Through Certificates Trust,
84	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	85
1,255	Series 2003-AR9, Class 1A6, 3.33%, 09/25/2033 (z)	1,284
205	Series 2003-AR9, Class 2A, 3.35%, 09/25/2033 (z)	207
11	Series 2003-S8, Class A6, 4.50%, 09/25/2018	11
589	Series 2003-S9, Class A8, 5.25%, 10/25/2033	602
39	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	35
112	Series 2004-AR3, Class A1, 3.22%, 06/25/2034 (z)	114
93	Series 2004-AR3, Class A2, 3.22%, 06/25/2034 (z)	95

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
121	Series 2006-AR10, Class 2P, 3.39%, 09/25/2036 (z) (bb)	106
116	Series 2006-AR12, Class 2P, 2.83%, 10/25/2036 (z) (bb)	117
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
5,225	Series 2005-2, Class 1A4, IF, IO, 3.43%, 04/25/2035 (z)	471
1,258	Series 2005-2, Class 2A3, IF, IO, 3.38%, 04/25/2035 (z) (bb)	114
1,421	Series 2005-3, Class CX, IO, 5.50%, 05/25/2035 (bb)	274
1,658	Series 2005-4, Class CB7, 5.50%, 06/25/2035	1,600
1,350	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	261
373	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	363
2,386	Series 2005-6, Class 2A9, 5.50%, 08/25/2035	2,323
	Wells Fargo Mortgage-Backed Securities Trust,
104	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	106
197	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	200
197	Series 2004-EE, Class 2A1, 3.45%, 12/25/2034 (z)	200
260	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	269
1,155	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	1,184
206	Series 2004-V, Class 1A1, 3.56%, 10/25/2034 (z)	209
72	Series 2005-16, Class APO, PO, 01/25/2036 (bb)	61
1,920	Series 2005-AR3, Class 1A1, 3.49%, 03/25/2035 (z)	1,973
221	Series 2005-AR8, Class 2A1, 3.74%, 06/25/2035 (z)	226
203	Series 2005-AR16, Class 2A1, 3.81%, 02/25/2034 (z)	208
293	Series 2006-2, Class APO, PO, 03/25/2036 (bb)	246
119	Series 2006-4, Class 1APO, PO, 04/25/2036 (bb)	107
437	Series 2007-7, Class A7, 6.00%, 06/25/2037	435
139	Series 2007-11, Class A14, 6.00%, 08/25/2037	136

	Total Collateralized Mortgage Obligations (Cost $321,450)	332,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 4.9%
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	554
1,300	Series 2014-520M, Class C, 4.21%, 08/15/2046 (e) (z)	1,206
	BAMLL Re-REMIC Trust,
1,950	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	1,724
2,600	Series 2016-FR16, Class A, 0.99%, 05/27/2021 (e) (z)	2,361
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,371
483	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	472
402	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, 0.40%, 06/11/2041 (e) (z) (bb)	3
2,029	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.63%, 12/11/2049 (e) (z) (bb)	6
1,147	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, IO, 0.94%, 08/15/2048 (z) (bb)	15
	Commercial Mortgage Trust,
104	Series 2006-GG7, Class AM, 5.79%, 07/10/2038 (z)	104
2,498	Series 2012-CR2, Class XA, IO, 1.66%, 08/15/2045 (z) (bb)	150
3,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	3,670
1,060	Series 2013-SFS, Class A2, 2.99%, 04/12/2035 (e) (z)	1,037
1,400	Series 2014-TWC, Class A, 2.43%, 02/13/2032 (e) (z)	1,401
1,156	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,174
2,812	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	2,862
	FHLMC Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.15%, 11/25/2025	3,555
2,467	Series K065, Class A2, 3.24%, 04/25/2027	2,461
1,322	Series K065, Class AM, 3.33%, 05/25/2027	1,320
1,748	Series K070, Class A2, 3.30%, 11/25/2027 (z)	1,748
636	Series KJ02, Class A2, 2.60%, 09/25/2020	633
2,759	Series KJ09, Class A2, 2.84%, 09/25/2022	2,743
353	Series KPLB, Class A, 2.77%, 05/25/2025	344
1,000	Series KS01, Class A2, 2.52%, 01/25/2023	984

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	FNMA ACES,
2,547	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	2,603
8,281	Series 2011-M2, Class A3, 3.76%, 04/25/2021	8,482
106	Series 2012-M11, Class FA, 2.06%, 08/25/2019 (z)	106
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,826
2,500	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	2,559
8,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,413
6,250	Series 2017-M3, Class A2, 2.49%, 12/25/2026 (z)	5,864
3,376	Series 2017-M5, Class A2, 3.30%, 04/25/2029	3,317
3,815	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	3,742
4,864	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	4,671
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, 4.37%, 05/21/2036 (e) (z)	1,263
1,887	Series 2016-1A, Class C, 4.87%, 05/21/2036 (e) (z)	1,898
1,204	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	1,201
400	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	402
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	1,005
2,683	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class XW, IO, 0.85%, 11/15/2038 (e) (z) (bb)	3
772	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.51%, 12/12/2049 (e) (z) (bb)	—	(h)
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,036
	Morgan Stanley Capital I Trust,
3,502	Series 2006-IQ12, Class X1, IO, 0.50%, 12/15/2043 (e) (z) (bb)	—	(h)
10,220	Series 2007-HQ11, Class X, IO, 0.33%, 02/12/2044 (e) (z) (bb)	129
625	Series 2011-C3, Class A3, 4.05%, 07/15/2049	636

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Morgan Stanley Re-REMIC Trust,
182	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	182
1,059	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,011
	PFP Ltd., (Cayman Islands),
398	Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	398
1,055	Series 2015-2, Class C, 4.84%, 07/14/2034 (e) (z) (bb)	1,062
730	Series 2015-2, Class D, 5.59%, 07/14/2034 (e) (z) (bb)	731
1,805	RAIT Trust, Series 2015-FL5, Class B, 5.48%, 01/15/2031 (e) (z) (bb)	1,807
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	651
	Resource Capital Corp. Ltd., (Cayman Islands),
13	Series 2015-CRE4, Class A, 2.99%, 08/15/2032 (e) (z)	13
1,151	Series 2015-CRE4, Class B, 4.59%, 08/15/2032 (e) (z) (bb)	1,139
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,226
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,068
7,454	Series 2012-C2, Class XA, IO, 1.34%, 05/10/2063 (e) (z) (bb)	353
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	857
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	1,382
5,000	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	5,083
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, 2.71%, 03/18/2028 (e) (z)	2,486
1,094	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,107
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,760
800	Series 2012-C6, Class A4, 3.44%, 04/15/2045	808
400	Series 2013-C11, Class D, 4.27%, 03/15/2045 (e) (z) (bb)	376

	Total Commercial Mortgage-Backed Securities (Cost $110,003)	109,554

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 26.5%
	Consumer Discretionary — 1.4%
	Automobiles — 0.3%
	Daimler Finance North America LLC, (Germany),
305	2.25%, 03/02/2020 (e)	301
981	2.38%, 08/01/2018 (e)	981
1,500	Ford Motor Co., 7.45%, 07/16/2031	1,827
2,286	General Motors Co., 6.60%, 04/01/2036	2,657
	Hyundai Capital America,
526	2.40%, 10/30/2018 (e)	524
1,000	3.00%, 03/18/2021 (e)	989

		7,279

	Diversified Consumer Services — 0.0% (g)
643	President & Fellows of Harvard College, 3.30%, 07/15/2056	581

	Hotels, Restaurants & Leisure — 0.1%
900	McDonald’s Corp., 4.70%, 12/09/2035	966

	Household Durables — 0.0% (g)
230	Newell Brands, Inc., 5.50%, 04/01/2046	244

	Internet & Direct Marketing Retail — 0.1%
1,435	Amazon.com, Inc., 4.80%, 12/05/2034	1,589

	Media — 0.8%
	21st Century Fox America, Inc.,
100	6.20%, 12/15/2034	124
400	6.65%, 11/15/2037	518
250	6.90%, 08/15/2039	337
430	8.88%, 04/26/2023	528
	CBS Corp.,
792	4.00%, 01/15/2026	790
140	4.85%, 07/01/2042	140
	Charter Communications Operating LLC,
1,797	4.91%, 07/23/2025	1,850
703	6.38%, 10/23/2035	794
	Comcast Corp.,
443	3.55%, 05/01/2028	435
871	4.00%, 11/01/2049	809
387	4.05%, 11/01/2052	361
555	4.20%, 08/15/2034	556
2,383	6.50%, 11/15/2035	3,048
275	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	266
450	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	539
569	Discovery Communications LLC, 6.35%, 06/01/2040	641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Grupo Televisa SAB, (Mexico),
221	4.63%, 01/30/2026	225
200	6.13%, 01/31/2046	221
800	NBCUniversal Media LLC, 5.95%, 04/01/2041	966
	Time Warner Cable LLC,
800	4.13%, 02/15/2021	814
359	5.50%, 09/01/2041	364
400	6.55%, 05/01/2037	455
700	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	929
	Time Warner, Inc.,
500	3.60%, 07/15/2025	486
313	5.38%, 10/15/2041	336
	Viacom, Inc.,
1,019	3.88%, 04/01/2024	1,018
464	4.38%, 03/15/2043	417

		17,967

	Multiline Retail — 0.0% (g)
350	Target Corp., 2.50%, 04/15/2026	325

	Specialty Retail — 0.1%
196	Home Depot, Inc. (The), 3.50%, 09/15/2056	173
739	Lowe’s Cos., Inc., 4.65%, 04/15/2042	789
432	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	420

		1,382

	Total Consumer Discretionary	30,333

	Consumer Staples — 1.1%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
94	1.90%, 02/01/2019	93
4,522	3.30%, 02/01/2023	4,503
2,633	3.65%, 02/01/2026	2,609
1,430	4.70%, 02/01/2036	1,503
1,135	4.90%, 02/01/2046	1,210
1,123	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,119
250	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	256
255	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	305
250	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	237
534	PepsiCo, Inc., 4.45%, 04/14/2046	568

		12,403

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — 0.2%
725	CVS Health Corp., 4.00%, 12/05/2023	735
	Kroger Co. (The),
491	6.90%, 04/15/2038	613
589	7.50%, 04/01/2031	748
291	Sysco Corp., 3.75%, 10/01/2025	294
200	Walgreen Co., 4.40%, 09/15/2042	189
	Walgreens Boots Alliance, Inc.,
100	3.80%, 11/18/2024	99
386	4.50%, 11/18/2034	381
500	Walmart, Inc., 3.63%, 12/15/2047	485

		3,544

	Food Products — 0.4%
95	Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	96
	Cargill, Inc.,
115	3.25%, 03/01/2023 (e)	115
600	3.30%, 03/01/2022 (e)	600
400	Kellogg Co., 3.40%, 11/15/2027	383
	Kraft Heinz Foods Co.,
414	3.50%, 06/06/2022	414
400	3.95%, 07/15/2025	396
694	5.00%, 06/04/2042	691
2,353	6.88%, 01/26/2039	2,903
	McCormick & Co., Inc.,
179	3.15%, 08/15/2024	175
264	3.40%, 08/15/2027	257
	Mead Johnson Nutrition Co., (United Kingdom),
317	3.00%, 11/15/2020	317
153	4.13%, 11/15/2025	156
	Tyson Foods, Inc.,
777	3.95%, 08/15/2024	790
1,100	4.88%, 08/15/2034	1,188

		8,481

	Tobacco — 0.0% (g)
342	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	336
100	Reynolds American, Inc., (United Kingdom), 7.00%, 08/04/2041	129

		465

	Total Consumer Staples	24,893

	Energy — 3.2%
	Energy Equipment & Services — 0.1%
300	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
1,000	Halliburton Co., 7.45%, 09/15/2039	1,371
	Nabors Industries, Inc.,
200	4.63%, 09/15/2021	195
200	5.00%, 09/15/2020	201
	Schlumberger Holdings Corp.,
649	3.63%, 12/21/2022 (e)	657
200	4.00%, 12/21/2025 (e)	203
441	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	445

		3,404

	Oil, Gas & Consumable Fuels — 3.1%
330	Anadarko Petroleum Corp., 8.70%, 03/15/2019	349
268	Andeavor Logistics LP, 4.25%, 12/01/2027	261
	Apache Corp.,
138	3.25%, 04/15/2022	137
556	4.75%, 04/15/2043	549
732	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	734
235	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	264
	Boardwalk Pipelines LP,
338	4.95%, 12/15/2024	349
318	5.95%, 06/01/2026	344
	BP Capital Markets plc, (United Kingdom),
1,982	3.22%, 04/14/2024	1,966
375	3.28%, 09/19/2027	362
451	3.51%, 03/17/2025	451
1,337	3.81%, 02/10/2024	1,370
	Buckeye Partners LP,
95	3.95%, 12/01/2026	91
500	4.35%, 10/15/2024	503
330	4.88%, 02/01/2021	342
770	5.85%, 11/15/2043	814
350	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	419
	Cenovus Energy, Inc., (Canada),
356	4.45%, 09/15/2042	317
1,509	6.75%, 11/15/2039	1,730
	Chevron Corp.,
560	2.36%, 12/05/2022	543
1,200	2.57%, 05/16/2023	1,167
215	2.90%, 03/03/2024	210
1,852	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,833
1,789	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,824

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
230	Conoco Funding Co., 7.25%, 10/15/2031	303
	ConocoPhillips,
200	5.90%, 10/15/2032	237
200	6.50%, 02/01/2039	261
945	ConocoPhillips Co., 4.95%, 03/15/2026	1,027
	Ecopetrol SA, (Colombia),
533	4.13%, 01/16/2025	522
773	5.38%, 06/26/2026	814
226	5.88%, 09/18/2023	245
	Enbridge, Inc., (Canada),
400	(ICE LIBOR USD 3 Month + 3.64%), 1.00%, 03/01/2078 (aa)	401
215	3.70%, 07/15/2027	207
350	4.50%, 06/10/2044	342
	Encana Corp., (Canada),
545	6.50%, 05/15/2019	568
150	6.50%, 08/15/2034	178
760	7.38%, 11/01/2031	949
	Energy Transfer LP,
143	3.60%, 02/01/2023	141
964	4.05%, 03/15/2025	947
321	4.75%, 01/15/2026	326
305	4.90%, 02/01/2024	315
531	5.00%, 10/01/2022	555
375	6.05%, 06/01/2041	393
364	6.50%, 02/01/2042	403
925	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	991
	EnLink Midstream Partners LP,
250	2.70%, 04/01/2019	249
400	4.15%, 06/01/2025	391
500	5.05%, 04/01/2045	474
	Enterprise Products Operating LLC,
506	3.70%, 02/15/2026	505
343	3.75%, 02/15/2025	345
475	3.90%, 02/15/2024	482
333	3.95%, 02/15/2027	337
199	4.85%, 03/15/2044	207
155	4.95%, 10/15/2054	160
318	5.10%, 02/15/2045	343
201	5.95%, 02/01/2041	237
902	EOG Resources, Inc., 5.10%, 01/15/2036	992
950	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	954
900	Hess Corp., 7.13%, 03/15/2033	1,088

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Kerr-McGee Corp.,
200	6.95%, 07/01/2024	232
1,700	7.88%, 09/15/2031	2,234
	Kinder Morgan, Inc.,
1,090	4.30%, 03/01/2028	1,087
670	5.20%, 03/01/2048	673
	Magellan Midstream Partners LP,
353	3.20%, 03/15/2025	338
1,127	5.15%, 10/15/2043	1,230
250	6.55%, 07/15/2019	262
833	Marathon Oil Corp., 2.80%, 11/01/2022	805
578	Marathon Petroleum Corp., 3.63%, 09/15/2024	576
	MPLX LP,
259	4.00%, 03/15/2028	255
79	4.50%, 04/15/2038	77
259	4.88%, 12/01/2024	272
323	5.20%, 03/01/2047	332
	Noble Energy, Inc.,
294	5.63%, 05/01/2021	299
314	6.00%, 03/01/2041	360
	Occidental Petroleum Corp.,
1,022	3.50%, 06/15/2025	1,020
200	4.20%, 03/15/2048	199
	ONEOK Partners LP,
515	3.20%, 09/15/2018	517
151	3.38%, 10/01/2022	150
2,000	4.90%, 03/15/2025	2,102
334	5.00%, 09/15/2023	353
350	6.65%, 10/01/2036	420
450	8.63%, 03/01/2019	475
1,295	Petro-Canada, (Canada), 6.80%, 05/15/2038	1,716
	Petroleos Mexicanos, (Mexico),
393	4.88%, 01/18/2024	399
282	5.35%, 02/12/2028 (e)	277
869	6.35%, 02/12/2048 (e)	846
647	6.38%, 02/04/2021	692
846	6.38%, 01/23/2045	820
250	6.63%, 06/15/2035	259
313	6.75%, 09/21/2047	317
1,710	6.88%, 08/04/2026	1,879
355	Phillips 66, 3.90%, 03/15/2028	354
	Plains All American Pipeline LP,
1,000	3.60%, 11/01/2024	955
323	3.65%, 06/01/2022	319

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
200	4.65%, 10/15/2025	201
500	Sinopec Capital Ltd., (China), 3.13%, 04/24/2023 (e)	487
831	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	858
452	Spectra Energy Partners LP, 5.95%, 09/25/2043	526
	Statoil ASA, (Norway),
456	3.25%, 11/10/2024	453
253	4.25%, 11/23/2041	262
180	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	218
	Sunoco Logistics Partners Operations LP,
244	3.90%, 07/15/2026	233
259	4.25%, 04/01/2024	260
170	5.30%, 04/01/2044	165
1,133	5.35%, 05/15/2045	1,099
400	6.10%, 02/15/2042	415
391	TC PipeLines LP, 3.90%, 05/25/2027	380
	Texas Eastern Transmission LP,
554	2.80%, 10/15/2022 (e)	537
90	3.50%, 01/15/2028 (e)	87
	Tosco Corp.,
310	7.80%, 01/01/2027	400
400	8.13%, 02/15/2030	546
	TransCanada PipeLines Ltd., (Canada),
394	4.88%, 01/15/2026	428
1,100	7.25%, 08/15/2038	1,505
250	Valero Energy Corp., 7.50%, 04/15/2032	326
	Western Gas Partners LP,
129	4.50%, 03/01/2028	130
279	5.30%, 03/01/2048	279
74	5.38%, 06/01/2021	77
280	5.45%, 04/01/2044	286
	Williams Partners LP,
512	3.90%, 01/15/2025	508
409	4.85%, 03/01/2048	410

		67,995

	Total Energy	71,399

	Financials — 10.4%
	Banks — 4.4%
1,216	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	1,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	ANZ New Zealand Int’l Ltd., (New Zealand),
750	2.60%, 09/23/2019 (e)	748
402	2.85%, 08/06/2020 (e)	401
	Australia & New Zealand Banking Group Ltd., (Australia),
263	4.40%, 05/19/2026 (e)	265
228	4.88%, 01/12/2021 (e)	239
400	Banco Santander SA, (Spain), 3.13%, 02/23/2023	390
	Bank of America Corp.,
1,052	2.50%, 10/21/2022	1,016
1,855	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	1,823
1,747	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	1,709
588	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	585
1,189	3.25%, 10/21/2027	1,130
885	3.30%, 01/11/2023	882
5,475	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e) (aa)	5,242
1,700	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	1,669
526	4.00%, 04/01/2024	540
700	4.00%, 01/22/2025	703
547	4.13%, 01/22/2024	565
851	4.25%, 10/22/2026	859
542	4.45%, 03/03/2026	554
645	5.65%, 05/01/2018	649
794	6.88%, 04/25/2018	799
799	Series L, 2.25%, 04/21/2020	789
760	Series L, 2.65%, 04/01/2019	760
921	Series L, 3.95%, 04/21/2025	920
	Barclays plc, (United Kingdom),
419	3.20%, 08/10/2021	414
1,808	3.65%, 03/16/2025	1,739
1,008	3.68%, 01/10/2023	1,001
400	4.38%, 01/12/2026	400
740	BB&T Corp., 5.25%, 11/01/2019	769
	BNP Paribas SA, (France),
250	(USD Swap Semi 5 Year + 1.48%), 1.00%, 03/01/2033 (e) (aa)	248
425	3.38%, 01/09/2025 (e)	411
290	3.50%, 03/01/2023 (e)	289

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BNZ International Funding Ltd., (New Zealand),
450	2.10%, 09/14/2021 (e)	434
632	2.65%, 11/03/2022 (e)	611
952	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	942
1,950	Capital One Bank USA NA, 3.38%, 02/15/2023	1,922
	Capital One NA,
978	2.35%, 08/17/2018	977
850	2.40%, 09/05/2019	844
	Citigroup, Inc.,
1,210	2.05%, 12/07/2018	1,207
1,096	2.15%, 07/30/2018	1,095
115	2.35%, 08/02/2021	112
500	2.40%, 02/18/2020	495
778	2.70%, 03/30/2021	768
1,000	3.40%, 05/01/2026	971
1,900	3.70%, 01/12/2026	1,888
500	3.88%, 03/26/2025	497
1,200	4.30%, 11/20/2026	1,213
569	4.40%, 06/10/2025	584
1,000	4.75%, 05/18/2046	1,023
106	5.30%, 05/06/2044	117
865	5.50%, 09/13/2025	946
321	5.88%, 01/30/2042	398
250	6.63%, 01/15/2028	297
223	8.13%, 07/15/2039	338
148	Comerica, Inc., 3.80%, 07/22/2026	146
832	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	843
	Cooperatieve Rabobank UA, (Netherlands),
1,488	4.38%, 08/04/2025	1,512
500	5.80%, 09/30/2110 (e)	602
1,250	Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)	1,259
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250	2.75%, 03/26/2020	248
340	3.75%, 03/26/2025	336
800	3.80%, 06/09/2023	805
	Discover Bank,
343	3.10%, 06/04/2020	343
887	4.20%, 08/08/2023	911
1,205	4.25%, 03/13/2026	1,210
	Fifth Third Bank,
600	2.38%, 04/25/2019	597
340	2.88%, 10/01/2021	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
575	HSBC Bank plc, (United Kingdom), 4.75%, 01/19/2021 (e)	602
	HSBC Holdings plc, (United Kingdom),
2,212	2.65%, 01/05/2022	2,155
473	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	464
1,854	3.60%, 05/25/2023	1,864
200	3.90%, 05/25/2026	200
1,056	4.00%, 03/30/2022	1,082
939	4.25%, 08/18/2025	936
321	Huntington Bancshares, Inc., 3.15%, 03/14/2021	322
	Huntington National Bank (The),
250	2.00%, 06/30/2018	250
858	2.88%, 08/20/2020	858
859	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	820
729	KeyBank NA, 3.18%, 05/22/2022	721
	Lloyds Banking Group plc, (United Kingdom),
612	(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/07/2023 (aa)	592
381	3.75%, 01/11/2027	371
400	4.58%, 12/10/2025	405
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.95%, 03/01/2021	421
	Mizuho Bank Ltd., (Japan),
393	1.80%, 03/26/2018 (e)	393
623	2.65%, 09/25/2019 (e)	621
742	Mizuho Financial Group, Inc., (Japan), 2.63%, 04/12/2021 (e)	729
270	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	266
700	National Australia Bank Ltd., (Australia), 2.50%, 01/12/2021	690
945	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	972
	PNC Bank NA,
490	1.95%, 03/04/2019	487
400	6.88%, 04/01/2018	402
	PNC Financial Services Group, Inc. (The),
864	4.38%, 08/11/2020	893
298	6.70%, 06/10/2019	313
964	Regions Financial Corp., 3.20%, 02/08/2021	967
337	Royal Bank of Canada, (Canada), 4.65%, 01/27/2026	350

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Santander UK Group Holdings plc, (United Kingdom),
452	3.13%, 01/08/2021	450
200	3.57%, 01/10/2023	198
400	4.75%, 09/15/2025 (e)	406
850	Societe Generale SA, (France), 2.50%, 04/08/2021 (e)	830
927	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	912
1,148	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	1,136
	Standard Chartered plc, (United Kingdom),
769	4.05%, 04/12/2026 (e)	764
700	5.20%, 01/26/2024 (e)	732
	Sumitomo Mitsui Financial Group, Inc., (Japan),
872	2.63%, 07/14/2026	800
542	2.78%, 10/18/2022	527
689	3.10%, 01/17/2023	680
253	SunTrust Banks, Inc., 2.90%, 03/03/2021	252
	Toronto-Dominion Bank (The), (Canada),
114	1.80%, 07/13/2021	110
115	2.13%, 04/07/2021	112
521	2.25%, 11/05/2019	518
	UBS Group Funding Switzerland AG, (Switzerland),
200	(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	194
269	3.49%, 05/23/2023 (e)	269
300	4.13%, 09/24/2025 (e)	305
963	4.13%, 04/15/2026 (e)	975
1,277	US Bancorp, 7.50%, 06/01/2026	1,584
896	US Bank NA, 2.80%, 01/27/2025	859
	Wells Fargo & Co.,
453	3.00%, 02/19/2025	435
540	3.00%, 04/22/2026	511
500	3.07%, 01/24/2023	493
1,000	3.30%, 09/09/2024	985
850	3.50%, 03/08/2022	856
637	4.10%, 06/03/2026	638
541	4.30%, 07/22/2027	548
702	4.48%, 01/16/2024	732
920	4.65%, 11/04/2044	930
1,280	5.61%, 01/15/2044	1,475
690	Westpac Banking Corp., (Australia), 3.40%, 01/25/2028	668

		96,618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — 2.8%
	Bank of New York Mellon Corp. (The),
909	2.60%, 08/17/2020	901
1,363	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	1,329
254	2.80%, 05/04/2026	239
700	3.25%, 09/11/2024	693
760	4.60%, 01/15/2020	785
429	Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/2045 (e)	437
	Brookfield Finance, Inc., (Canada),
337	3.90%, 01/25/2028	328
427	4.70%, 09/20/2047	414
159	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	158
285	CME Group, Inc., 5.30%, 09/15/2043	348
	Credit Suisse AG, (Switzerland),
728	2.30%, 05/28/2019	724
271	3.00%, 10/29/2021	270
402	3.63%, 09/09/2024	401
	Credit Suisse Group AG, (Switzerland),
729	3.57%, 01/09/2023 (e)	729
762	4.28%, 01/09/2028 (e)	765
	Deutsche Bank AG, (Germany),
1,000	3.30%, 11/16/2022	975
1,000	4.25%, 10/14/2021	1,020
400	4.50%, 04/01/2025	392
500	FMR LLC, 6.45%, 11/15/2039 (e)	650
	Goldman Sachs Group, Inc. (The),
1,940	2.35%, 11/15/2021	1,876
322	2.60%, 04/23/2020	319
506	2.75%, 09/15/2020	503
493	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	480
2,473	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	2,411
1,200	3.00%, 04/26/2022	1,183
557	3.50%, 01/23/2025	547
469	3.50%, 11/16/2026	452
2,093	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	2,037
1,984	3.75%, 05/22/2025	1,976
830	3.85%, 01/26/2027	819
1,415	4.25%, 10/21/2025	1,426
1,786	5.38%, 03/15/2020	1,870
685	6.75%, 10/01/2037	868
2,678	7.50%, 02/15/2019	2,798

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
443	Series D, 6.00%, 06/15/2020	472
	Intercontinental Exchange, Inc.,
447	2.50%, 10/15/2018	448
884	4.00%, 10/15/2023	913
	Invesco Finance plc,
390	3.75%, 01/15/2026	393
657	4.00%, 01/30/2024	677
	Jefferies Group LLC,
1,015	5.13%, 04/13/2018	1,018
1,010	6.45%, 06/08/2027	1,140
880	6.88%, 04/15/2021	968
	Macquarie Bank Ltd., (Australia),
896	2.60%, 06/24/2019 (e)	894
1,000	2.85%, 07/29/2020 (e)	995
1,000	4.00%, 07/29/2025 (e)	1,010
	Macquarie Group Ltd., (Australia),
700	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	672
1,200	6.00%, 01/14/2020 (e)	1,262
1,650	6.25%, 01/14/2021 (e)	1,778
	Morgan Stanley,
1,064	2.50%, 04/21/2021	1,045
500	2.65%, 01/27/2020	498
1,250	3.70%, 10/23/2024	1,249
2,365	3.75%, 02/25/2023	2,400
946	3.88%, 01/27/2026	948
2,873	4.00%, 07/23/2025	2,910
1,550	4.10%, 05/22/2023	1,578
480	4.35%, 09/08/2026	487
1,574	5.00%, 11/24/2025	1,676
475	5.50%, 07/24/2020	502
559	5.50%, 07/28/2021	600
1,265	5.63%, 09/23/2019	1,318
906	5.75%, 01/25/2021	972
1,400	6.63%, 04/01/2018	1,405
970	7.30%, 05/13/2019	1,021
369	State Street Corp., 3.10%, 05/15/2023	364

		62,736

	Consumer Finance — 1.0%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.50%, 05/26/2022	389
600	3.50%, 01/15/2025	576
	American Express Credit Corp.,
1,028	1.88%, 11/05/2018	1,026

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
1,126	2.25%, 05/05/2021	1,099
1,455	2.38%, 05/26/2020	1,440
715	2.70%, 03/03/2022	701
	Capital One Financial Corp.,
1,069	3.20%, 02/05/2025	1,023
962	3.75%, 04/24/2024	965
1,462	4.20%, 10/29/2025	1,449
	Ford Motor Credit Co. LLC,
991	2.24%, 06/15/2018	990
1,602	3.34%, 03/28/2022	1,578
1,085	3.81%, 01/09/2024	1,070
1,162	4.13%, 08/04/2025	1,143
	General Motors Financial Co., Inc.,
489	3.10%, 01/15/2019	490
500	3.45%, 01/14/2022	497
1,091	3.45%, 04/10/2022	1,084
640	3.50%, 11/07/2024	617
1,230	3.70%, 05/09/2023	1,224
1,400	3.95%, 04/13/2024	1,397
460	4.00%, 01/15/2025	456
550	4.30%, 07/13/2025	551
875	4.35%, 01/17/2027	873
	John Deere Capital Corp.,
819	2.70%, 01/06/2023	802
893	2.80%, 03/06/2023	877
233	3.15%, 10/15/2021	235
660	Synchrony Financial, 4.25%, 08/15/2024	665

		23,217

	Diversified Financial Services — 0.9%
6,783	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	6,660
	GTP Acquisition Partners I LLC,
1,236	2.35%, 06/15/2020 (e)	1,222
1,436	3.48%, 06/16/2025 (e)	1,383
539	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	534
606	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	585
	National Rural Utilities Cooperative Finance Corp.,
306	2.95%, 02/07/2024	300
290	10.38%, 11/01/2018	305
400	Nationwide Building Society, (United Kingdom), 4.00%, 09/14/2026 (e)	391
553	ORIX Corp., (Japan), 2.90%, 07/18/2022	541

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
681	Private Export Funding Corp., Series KK, 3.55%, 01/15/2024	707
	Shell International Finance BV, (Netherlands),
2,854	4.00%, 05/10/2046	2,826
2,069	4.13%, 05/11/2035	2,134
	Siemens Financieringsmaatschappij NV, (Germany),
634	2.90%, 05/27/2022 (e)	629
750	3.13%, 03/16/2024 (e)	742
513	4.40%, 05/27/2045 (e)	547

		19,506

	Insurance — 1.2%
520	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	671
	American International Group, Inc.,
674	3.75%, 07/10/2025	670
296	3.88%, 01/15/2035	280
641	4.13%, 02/15/2024	657
1,685	4.70%, 07/10/2035	1,750
306	Aon Corp., 6.25%, 09/30/2040	381
	Athene Global Funding,
1,055	2.75%, 04/20/2020 (e)	1,047
515	4.00%, 01/25/2022 (e)	521
575	Athene Holding Ltd., 4.13%, 01/12/2028	553
1,574	Berkshire Hathaway Finance Corp., 4.40%, 05/15/2042	1,675
	CNA Financial Corp.,
463	3.95%, 05/15/2024	470
337	4.50%, 03/01/2026	349
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	506
700	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	685
208	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	213
	Jackson National Life Global Funding,
563	1.88%, 10/15/2018 (e)	561
675	3.05%, 04/29/2026 (e)	645
	Liberty Mutual Group, Inc.,
408	4.95%, 05/01/2022 (e)	431
900	6.50%, 03/15/2035 (e)	1,104
100	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	125
598	Lincoln National Corp., 4.20%, 03/15/2022	621

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	Marsh & McLennan Cos., Inc.,
192	2.75%, 01/30/2022	189
288	3.30%, 03/14/2023	287
	Massachusetts Mutual Life Insurance Co.,
280	5.38%, 12/01/2041 (e)	321
91	8.88%, 06/01/2039 (e)	143
626	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	608
600	MetLife, Inc., 4.88%, 11/13/2043	653
	Metropolitan Life Global Funding I,
604	1.55%, 09/13/2019 (e)	595
1,277	3.88%, 04/11/2022 (e)	1,309
750	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	1,206
	New York Life Global Funding,
129	1.95%, 02/11/2020 (e)	127
3,951	2.15%, 06/18/2019 (e)	3,930
500	OneBeacon US Holdings, Inc., 4.60%, 11/09/2022	508
764	Prudential Financial, Inc., 3.91%, 12/07/2047 (e)	724
1,750	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	2,210
388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	386
400	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	398

		27,509

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
400	3.38%, 12/02/2026	387
800	4.63%, 07/11/2024 (e)	817

		1,204

	Total Financials	230,790

	Health Care — 1.4%
	Biotechnology — 0.5%
	AbbVie, Inc.,
2,273	2.85%, 05/14/2023	2,204
813	3.60%, 05/14/2025	803
315	4.30%, 05/14/2036	318
1,483	4.50%, 05/14/2035	1,528
	Amgen, Inc.,
620	4.66%, 06/15/2051	625
500	4.95%, 10/01/2041	541

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
	Baxalta, Inc.,
500	3.60%, 06/23/2022	501
167	5.25%, 06/23/2045	180
250	Biogen, Inc., 5.20%, 09/15/2045	273
	Celgene Corp.,
700	3.45%, 11/15/2027	665
633	5.70%, 10/15/2040	700
	Gilead Sciences, Inc.,
140	2.50%, 09/01/2023	134
210	3.50%, 02/01/2025	209
632	3.65%, 03/01/2026	631
189	3.70%, 04/01/2024	192
816	4.60%, 09/01/2035	864

		10,368

	Health Care Equipment & Supplies — 0.1%
113	Becton Dickinson and Co., 3.73%, 12/15/2024	111
399	Covidien International Finance SA, 2.95%, 06/15/2023	392
	Medtronic, Inc.,
422	3.13%, 03/15/2022	423
960	4.38%, 03/15/2035	1,016
	Stryker Corp.,
128	3.50%, 03/15/2026	127
180	3.65%, 03/07/2028	180

		2,249

	Health Care Providers & Services — 0.4%
440	Aetna, Inc., 6.75%, 12/15/2037	573
	Anthem, Inc.,
467	2.30%, 07/15/2018	467
615	3.13%, 05/15/2022	610
280	3.30%, 01/15/2023	278
500	4.63%, 05/15/2042	508
535	4.65%, 01/15/2043	545
648	4.65%, 08/15/2044	663
	Cardinal Health, Inc.,
540	2.40%, 11/15/2019	537
690	3.75%, 09/15/2025	683
	Express Scripts Holding Co.,
305	3.00%, 07/15/2023	294
900	3.50%, 06/15/2024	883
300	4.50%, 02/25/2026	309
425	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	427
153	McKesson Corp., 3.95%, 02/16/2028	152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
588	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/2055	598
251	Quest Diagnostics, Inc., 3.45%, 06/01/2026	242
640	Texas Health Resources, 4.33%, 11/15/2055	652
	UnitedHealth Group, Inc.,
760	4.63%, 07/15/2035	834
620	6.63%, 11/15/2037	833

		10,088

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
369	3.00%, 04/15/2023	362
520	3.15%, 01/15/2023	514
343	4.15%, 02/01/2024	353

		1,229

	Pharmaceuticals — 0.3%
	Allergan Funding SCS,
937	3.45%, 03/15/2022	933
443	3.85%, 06/15/2024	443
706	4.55%, 03/15/2035	704
	Allergan, Inc.,
525	2.80%, 03/15/2023	506
453	3.38%, 09/15/2020	456
395	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	391
	Johnson & Johnson,
926	3.40%, 01/15/2038	887
282	4.38%, 12/05/2033	306
210	Merck & Co., Inc., 3.70%, 02/10/2045	204
463	Mylan NV, 3.95%, 06/15/2026	448
	Mylan, Inc.,
520	3.13%, 01/15/2023 (e)	504
250	5.40%, 11/29/2043	260

		6,042

	Total Health Care	29,976

	Industrials — 1.5%
	Aerospace & Defense — 0.4%
557	Airbus Finance BV, (France), 2.70%, 04/17/2023 (e)	545
150	Airbus SE, (France), 3.95%, 04/10/2047 (e)	149
	BAE Systems Holdings, Inc., (United Kingdom),
900	3.80%, 10/07/2024 (e)	909
400	6.38%, 06/01/2019 (e)	418
676	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	801

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
850	Harris Corp., 3.83%, 04/27/2025	857
	Lockheed Martin Corp.,
131	3.10%, 01/15/2023	131
1,281	4.07%, 12/15/2042	1,261
200	Northrop Grumman Corp., 3.25%, 01/15/2028	192
300	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	407
1,350	Precision Castparts Corp., 3.25%, 06/15/2025	1,342
	Rockwell Collins, Inc.,
350	3.20%, 03/15/2024	343
199	4.35%, 04/15/2047	199
370	Textron, Inc., 3.65%, 03/15/2027	363
	United Technologies Corp.,
543	4.15%, 05/15/2045	530
914	4.50%, 06/01/2042	935

		9,382

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
318	3.90%, 02/01/2035	307
239	4.10%, 04/15/2043	227

		534

	Airlines — 0.0% (g)
169	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	173

	Building Products — 0.1%
	Johnson Controls International plc,
591	3.75%, 12/01/2021	602
675	4.25%, 03/01/2021	696
223	5.13%, 09/14/2045	251
1,000	5.25%, 12/01/2041	1,087
273	SUB, 4.95%, 07/02/2064	284

		2,920

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
175	2.90%, 07/01/2026	165
614	3.55%, 06/01/2022	620

		785

	Construction & Engineering — 0.1%
292	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	291
789	Fluor Corp., 3.38%, 09/15/2021	797

		1,088

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
170	4.00%, 11/02/2032	169
300	7.63%, 04/01/2024	354

		523

	Industrial Conglomerates — 0.1%
	General Electric Co.,
107	2.70%, 10/09/2022	103
573	3.10%, 01/09/2023	563
573	3.15%, 09/07/2022	567
541	3.45%, 05/15/2024	533
191	5.30%, 02/11/2021	202
95	5.88%, 01/14/2038	111
300	Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/2028	297
192	Roper Technologies, Inc., 3.00%, 12/15/2020	192

		2,568

	Machinery — 0.1%
346	Deere & Co., 3.90%, 06/09/2042	353
	Illinois Tool Works, Inc.,
400	3.50%, 03/01/2024	407
825	3.90%, 09/01/2042	834
95	4.88%, 09/15/2041	109
290	Ingersoll-Rand Co., 6.39%, 11/15/2027	324
592	Parker-Hannifin Corp., 4.45%, 11/21/2044	630
197	Xylem, Inc., 3.25%, 11/01/2026	191

		2,848

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
375	4.38%, 09/01/2042	390
500	4.40%, 03/15/2042	522
769	5.15%, 09/01/2043	888
425	5.75%, 05/01/2040	522
250	6.70%, 08/01/2028	313
	Canadian Pacific Railway Co., (Canada),
600	4.50%, 01/15/2022	627
1,130	6.13%, 09/15/2115	1,387
250	7.13%, 10/15/2031	326
	CSX Corp.,
191	4.75%, 05/30/2042	203
575	5.50%, 04/15/2041	662
746	ERAC USA Finance LLC, 6.70%, 06/01/2034 (e)	917

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
800	Norfolk Southern Corp., 4.05%, 08/15/2052 (e)	768
1,131	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,130
517	Ryder System, Inc., 2.88%, 09/01/2020	515
	Union Pacific Corp.,
285	3.60%, 09/15/2037	275
200	4.30%, 06/15/2042	210

		9,655

	Trading Companies & Distributors — 0.1%
500	Air Lease Corp., 3.88%, 04/01/2021	509
700	Aviation Capital Group LLC, 3.50%, 11/01/2027 (e)	660
450	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	432
506	International Lease Finance Corp., 5.88%, 08/15/2022	552

		2,153

	Total Industrials	32,629

	Information Technology — 1.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
350	5.50%, 01/15/2040	436
755	5.90%, 02/15/2039	982

		1,418

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
219	3.00%, 03/01/2018	219
219	3.25%, 09/08/2024	210
442	3.88%, 01/12/2028	429
190	4.50%, 03/01/2023	196

		1,054

	Internet Software & Services — 0.1%
220	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	209
	eBay, Inc.,
348	3.45%, 08/01/2024	345
271	4.00%, 07/15/2042	239
740	Tencent Holdings Ltd., (China), 3.60%, 01/19/2028 (e)	716

		1,509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — 0.1%
478	DXC Technology Co., 4.25%, 04/15/2024	489
	IBM Credit LLC,
600	2.65%, 02/05/2021	596
920	3.00%, 02/06/2023	911
1,100	Western Union Co. (The), 3.60%, 03/15/2022	1,099

		3,095

	Semiconductors & Semiconductor Equipment — 0.3%
300	Analog Devices, Inc., 4.50%, 12/05/2036	310
1,747	Broadcom Corp., 3.63%, 01/15/2024	1,704
	Intel Corp.,
375	3.10%, 07/29/2022	379
652	3.70%, 07/29/2025	665
493	3.73%, 12/08/2047 (e)	473
1,185	4.00%, 12/15/2032	1,237
815	QUALCOMM, Inc., 3.25%, 05/20/2027	762

		5,530

	Software — 0.7%
	Microsoft Corp.,
489	2.38%, 05/01/2023	474
2,878	2.88%, 02/06/2024	2,833
836	3.30%, 02/06/2027	827
291	3.50%, 02/12/2035	286
305	4.00%, 02/12/2055	304
1,359	4.10%, 02/06/2037	1,428
615	4.20%, 11/03/2035	656
117	4.50%, 10/01/2040	129
1,190	4.50%, 02/06/2057	1,307
639	4.75%, 11/03/2055	727
	Oracle Corp.,
1,000	2.40%, 09/15/2023	955
587	2.50%, 05/15/2022	574
1,750	2.95%, 05/15/2025	1,695
1,088	4.30%, 07/08/2034	1,148
1,740	4.38%, 05/15/2055	1,813

		15,156

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
1,086	2.40%, 05/03/2023	1,051
815	2.45%, 08/04/2026	755
920	2.75%, 01/13/2025	884
467	2.85%, 05/11/2024	455
2,056	3.00%, 02/09/2024	2,029
1,125	3.00%, 06/20/2027	1,077

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
1,539	3.20%, 05/13/2025	1,524
686	3.20%, 05/11/2027	669
625	3.45%, 02/09/2045	571
569	3.85%, 08/04/2046	550
426	4.50%, 02/23/2036	464
2,613	Dell International LLC, 6.02%, 06/15/2026 (e)	2,795
300	Dell, Inc., 7.10%, 04/15/2028	336
849	HP, Inc., 6.00%, 09/15/2041	902

		14,062

	Total Information Technology	41,824

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.38%, 03/15/2025	476
525	4.13%, 03/15/2035	511
757	5.25%, 01/15/2045	823
600	Chevron Phillips Chemical Co. LLC, 3.70%, 06/01/2028 (e)	597
375	Dow Chemical Co. (The), 4.25%, 10/01/2034	377
	Ecolab, Inc.,
302	3.25%, 12/01/2027 (e)	290
165	3.95%, 12/01/2047 (e)	158
21	5.50%, 12/08/2041	25
208	Monsanto Co., 4.70%, 07/15/2064	207
	Mosaic Co. (The),
79	4.88%, 11/15/2041	75
861	5.45%, 11/15/2033	910
660	Potash Corp. of Saskatchewan, Inc., (Canada), 3.00%, 04/01/2025	626
	PPG Industries, Inc.,
114	5.50%, 11/15/2040	133
355	9.00%, 05/01/2021	415
381	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	370
	Union Carbide Corp.,
1,000	7.50%, 06/01/2025	1,204
850	7.75%, 10/01/2096	1,094
237	Westlake Chemical Corp., 4.38%, 11/15/2047	227

		8,518

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
417	3.88%, 05/18/2025 (e)	421
893	5.13%, 05/18/2045 (e)	985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — continued
770	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	738

		2,144

	Containers & Packaging — 0.0% (g)
	International Paper Co.,
600	7.30%, 11/15/2039	806
470	8.70%, 06/15/2038	691

		1,497

	Metals & Mining — 0.1%
295	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	363
150	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	173
283	Nucor Corp., 4.00%, 08/01/2023	292
300	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	341
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	345

		1,514

	Total Materials	13,673

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
312	3.38%, 10/15/2026	296
1,043	3.50%, 01/31/2023	1,043
974	5.00%, 02/15/2024	1,039
100	5.90%, 11/01/2021	109
	American Tower Trust #1,
471	1.55%, 03/15/2018 (e)	471
750	3.07%, 03/15/2023 (e)	742
700	AvalonBay Communities, Inc., 2.85%, 03/15/2023	686
	Boston Properties LP,
360	2.75%, 10/01/2026	333
532	3.20%, 01/15/2025	516
483	3.65%, 02/01/2026	479
400	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	390
264	Crown Castle International Corp., 4.00%, 03/01/2027	261
330	DDR Corp., 4.70%, 06/01/2027	337
252	Digital Realty Trust LP, 3.70%, 08/15/2027	245
239	Duke Realty LP, 3.25%, 06/30/2026	232
621	EPR Properties, 4.50%, 06/01/2027	611
600	Equity Commonwealth, 5.88%, 09/15/2020	626

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
784	Government Properties Income Trust, 4.00%, 07/15/2022	784
	HCP, Inc.,
265	3.40%, 02/01/2025	258
2,294	3.88%, 08/15/2024	2,299
230	4.20%, 03/01/2024	236
445	Kimco Realty Corp., 3.80%, 04/01/2027	435
783	National Retail Properties, Inc., 4.00%, 11/15/2025	782
133	Prologis LP, 3.75%, 11/01/2025	135
556	Realty Income Corp., 4.65%, 03/15/2047	577
420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	413
400	Senior Housing Properties Trust, 4.75%, 02/15/2028	391
	Simon Property Group LP,
868	3.38%, 10/01/2024	862
532	3.75%, 02/01/2024	542
382	UDR, Inc., 2.95%, 09/01/2026	356
	Ventas Realty LP,
242	3.50%, 02/01/2025	237
593	3.75%, 05/01/2024	596
554	3.85%, 04/01/2027	545
406	4.13%, 01/15/2026	410
1,000	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,026
200	Vornado Realty LP, 3.50%, 01/15/2025	194
	Welltower, Inc.,
223	4.00%, 06/01/2025	225
732	4.50%, 01/15/2024	762

	Total Real Estate	20,481

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
	AT&T, Inc.,
2,218	3.40%, 05/15/2025	2,135
1,126	3.95%, 01/15/2025	1,126
1,070	4.10%, 02/15/2028 (e)	1,049
821	4.13%, 02/17/2026	820
4,567	4.30%, 02/15/2030 (e)	4,466
348	4.30%, 12/15/2042	317
462	4.35%, 06/15/2045	413
284	4.45%, 04/01/2024	293
525	4.50%, 05/15/2035	507
977	4.55%, 03/09/2049	893
563	4.75%, 05/15/2046	533

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
5,382	5.15%, 11/15/2046 (e)	5,376
860	5.35%, 09/01/2040	890
2,000	6.00%, 08/15/2040	2,221
150	British Telecommunications plc, (United Kingdom), 9.12%, 12/15/2030	218
600	Centel Capital Corp., 9.00%, 10/15/2019	647
	Deutsche Telekom International Finance BV, (Germany),
325	3.60%, 01/19/2027 (e)	319
232	4.88%, 03/06/2042 (e)	249
741	Qwest Corp., 6.75%, 12/01/2021	791
	Telefonica Emisiones SAU, (Spain),
252	3.19%, 04/27/2018	252
534	4.10%, 03/08/2027	530
590	4.67%, 03/06/2038	592
200	4.90%, 03/06/2048	200
526	5.13%, 04/27/2020	549
547	5.21%, 03/08/2047	575
316	5.46%, 02/16/2021	336
	Verizon Communications, Inc.,
1,322	2.95%, 03/15/2022	1,304
2,804	3.38%, 02/15/2025	2,743
400	3.50%, 11/01/2021	404
938	4.15%, 03/15/2024	966
200	4.27%, 01/15/2036	192
2,645	4.40%, 11/01/2034	2,596
832	4.50%, 08/10/2033	835
1,693	4.81%, 03/15/2039	1,707
566	5.01%, 08/21/2054	561
457	5.25%, 03/16/2037	484

		38,089

	Wireless Telecommunication Services — 0.0% (g)
400	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	545

	Total Telecommunication Services	38,634

	Utilities — 2.4%
	Electric Utilities — 1.5%
239	Alabama Power Co., 6.13%, 05/15/2038	302
	Arizona Public Service Co.,
133	2.20%, 01/15/2020	132
296	4.50%, 04/01/2042	317
467	5.05%, 09/01/2041	529
	Baltimore Gas & Electric Co.,
455	2.80%, 08/15/2022	447

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
376	3.50%, 08/15/2046	346
1,234	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	1,185
831	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	859
195	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	196
	Duke Energy Carolinas LLC,
129	4.25%, 12/15/2041	135
100	6.00%, 01/15/2038	128
245	Duke Energy Florida LLC, 6.40%, 06/15/2038	325
1,320	Duke Energy Indiana LLC, 6.35%, 08/15/2038	1,735
	Duke Energy Progress LLC,
273	4.10%, 05/15/2042	279
125	4.10%, 03/15/2043	127
1,300	Electricite de France SA, (France), 6.00%, 01/22/2114 (e)	1,386
740	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	711
175	Entergy Arkansas, Inc., 3.50%, 04/01/2026	175
336	Entergy Corp., 2.95%, 09/01/2026	316
629	Entergy Louisiana LLC, 3.05%, 06/01/2031	583
559	Entergy Mississippi, Inc., 2.85%, 06/01/2028	523
289	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	304
350	Florida Power & Light Co., 5.95%, 02/01/2038	448
679	Great Plains Energy, Inc., 4.85%, 06/01/2021	708
	Hydro-Quebec, (Canada),
350	8.05%, 07/07/2024	439
1,000	Series HY, 8.40%, 01/15/2022	1,176
100	Indiana Michigan Power Co., 7.00%, 03/15/2019	104
900	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	878
100	Jersey Central Power & Light Co., 7.35%, 02/01/2019	104
764	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	819
1,400	Kansas City Power & Light Co., 5.30%, 10/01/2041	1,615
228	Korea Southern Power Co. Ltd., (South Korea), 3.00%, 01/29/2021 (e)	227
	Nevada Power Co.,
55	5.38%, 09/15/2040	65
305	5.45%, 05/15/2041	358
100	Series N, 6.65%, 04/01/2036	133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
168	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	162
371	NextEra Energy Capital Holdings, Inc., 2.40%, 09/15/2019	369
	Niagara Mohawk Power Corp.,
493	3.51%, 10/01/2024 (e)	495
300	4.88%, 08/15/2019 (e)	309
510	Northern States Power Co., 6.25%, 06/01/2036	665
	Oncor Electric Delivery Co. LLC,
840	6.80%, 09/01/2018	857
110	7.00%, 09/01/2022	127
	Pacific Gas & Electric Co.,
492	2.95%, 03/01/2026	458
781	3.50%, 06/15/2025	762
217	4.45%, 04/15/2042	213
390	4.50%, 12/15/2041	391
90	4.60%, 06/15/2043	91
100	6.05%, 03/01/2034	117
150	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	143
316	Pepco Holdings LLC, 7.45%, 08/15/2032	400
1,085	Potomac Electric Power Co., 6.50%, 11/15/2037	1,442
	PPL Capital Funding, Inc.,
200	3.40%, 06/01/2023	200
317	4.00%, 09/15/2047	302
	Progress Energy, Inc.,
673	3.15%, 04/01/2022	671
300	7.00%, 10/30/2031	388
214	Public Service Co. of Colorado, 3.55%, 06/15/2046	197
2,490	Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/2037	3,223
317	Public Service Electric & Gas Co., 5.38%, 11/01/2039	377
150	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	178
	Southern California Edison Co.,
200	Series 08-A, 5.95%, 02/01/2038	250
400	Series B, 3.65%, 03/01/2028	399
357	Southern Co. (The), 3.25%, 07/01/2026	339
200	Southwestern Public Service Co., 4.50%, 08/15/2041	215
312	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
300	Toledo Edison Co. (The), 6.15%, 05/15/2037	371
64	Virginia Electric & Power Co., 3.45%, 02/15/2024	65
	Xcel Energy, Inc.,
440	3.30%, 06/01/2025	433
92	4.80%, 09/15/2041	99
200	6.50%, 07/01/2036	261

		33,394

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
125	4.13%, 10/15/2044	128
828	4.15%, 01/15/2043	855
375	8.50%, 03/15/2019	397
308	Boston Gas Co., 4.49%, 02/15/2042 (e)	325
335	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	347
382	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	380
653	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	624
	Southern Natural Gas Co. LLC,
367	4.80%, 03/15/2047 (e)	377
351	8.00%, 03/01/2032	464

		3,897

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
922	3.40%, 03/15/2022	923
518	4.25%, 06/15/2022	535
235	5.75%, 10/01/2041	252
600	Southern Power Co., 5.15%, 09/15/2041	645
417	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	404

		2,759

	Multi-Utilities — 0.6%
	CMS Energy Corp.,
475	3.00%, 05/15/2026	453
400	3.88%, 03/01/2024	408
596	Consolidated Edison Co. of New York, Inc., 5.70%, 06/15/2040	737
286	Consumers Energy Co., 3.25%, 08/15/2046	256
235	Delmarva Power & Light Co., 4.00%, 06/01/2042	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
	Dominion Energy, Inc.,
300	7.00%, 06/15/2038	394
331	Series B, 2.75%, 01/15/2022	324
920	Series F, 5.25%, 08/01/2033	1,019
200	DTE Energy Co., 6.38%, 04/15/2033	246
	NiSource, Inc.,
370	3.85%, 02/15/2023	379
1,256	5.80%, 02/01/2042	1,476
	San Diego Gas & Electric Co.,
379	3.95%, 11/15/2041	378
275	6.00%, 06/01/2026	322
	Sempra Energy,
350	2.88%, 10/01/2022	344
236	3.55%, 06/15/2024	236
1,013	4.05%, 12/01/2023	1,044
460	9.80%, 02/15/2019	490
	Southern Co. Gas Capital Corp.,
254	3.25%, 06/15/2026	243
563	3.50%, 09/15/2021	567
1,445	5.88%, 03/15/2041	1,710
1,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	1,010

		12,267

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.40%, 03/01/2025	791

	Total Utilities	53,108

	Total Corporate Bonds (Cost $579,494)	587,740

Foreign Government Securities — 1.8%
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/2023	5,236
5,535	Zero Coupon, 05/01/2024	4,609
2,000	Zero Coupon, 08/15/2024	1,648
7,805	Zero Coupon, 08/15/2024	6,434
1,000	Zero Coupon, 11/01/2024	817
8,205	Zero Coupon, 11/01/2024	6,702
5,000	Zero Coupon, 08/15/2025	3,954
1,000	5.50%, 09/18/2033	1,289
377	Province of Quebec, (Canada), SUB, 7.36%, 03/06/2026	474
	Republic of Colombia, (Colombia),
922	4.00%, 02/26/2024	926
581	4.50%, 01/28/2026	597
515	5.00%, 06/15/2045	513

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
200		5.63%, 02/26/2044	216
200		7.38%, 09/18/2037	255
88		Republic of Peru, (Peru), 5.63%, 11/18/2050	105
640		Republic of South Africa, (South Africa), 5.88%, 09/16/2025	686
		United Mexican States, (Mexico),
788		3.60%, 01/30/2025	771
1,216		3.75%, 01/11/2028	1,165
316		4.13%, 01/21/2026	319
186		4.35%, 01/15/2047	168
200		4.60%, 02/10/2048	187
120		4.75%, 03/08/2044	115
3,613		5.55%, 01/21/2045	3,870

		Total Foreign Government Securities (Cost $41,153)	41,056

Mortgage-Backed Securities — 15.5%
		FHLMC,
55		ARM, 3.00%, 05/01/2036 (z)	58
193		ARM, 3.30%, 10/01/2036 (z)	202
152		ARM, 3.30%, 07/01/2036 (z)	161
52		ARM, 3.35%, 10/01/2036 (z)	55
1		ARM, 3.39%, 07/01/2019 (z)	1
13		ARM, 3.40%, 04/01/2030 (z)	13
202		ARM, 3.41%, 02/01/2036 (z)	212
120		ARM, 3.42%, 12/01/2036 (z)	125
300		ARM, 3.42%, 11/01/2036 (z)	315
162		ARM, 3.45%, 11/01/2036 (z)	168
251		ARM, 3.48%, 12/01/2033 (z)	264
359		ARM, 3.49%, 03/01/2037 (z)	377
110		ARM, 3.50%, 02/01/2036 (z)	116
278		ARM, 3.50%, 04/01/2034 (z)	292
498		ARM, 3.60%, 07/01/2040 (z)	521
207		ARM, 3.70%, 01/01/2035 (z)	216
109		ARM, 3.72%, 02/01/2037 (z)	114
121		ARM, 3.94%, 12/01/2034 (z)	127
108		ARM, 3.95%, 10/01/2036 (z)	114
		FHLMC Gold Pools, 15 Year, Single Family,
3		4.50%, 08/01/2018	3
—	(h)	6.00%, 04/01/2018	—	(h)
1		6.50%, 02/01/2019	1
370		FHLMC Gold Pools, 20 Year, Single Family, 3.50%, 03/01/2032	377
		FHLMC Gold Pools, 30 Year, Single Family,
4,450		3.00%, 08/01/2043	4,345
484		4.00%, 09/01/2035	498
2,679		4.50%, 05/01/2041	2,830

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,215		5.00%, 09/01/2034 - 08/01/2040	2,398
1,037		5.50%, 10/01/2033 - 07/01/2035	1,147
233		6.00%, 12/01/2033 - 01/01/2034	264
840		6.50%, 11/01/2034 - 11/01/2036	951
240		7.00%, 07/01/2032 - 10/01/2036	268
99		FHLMC Gold Pools, FHA/VA, 10.00%, 10/01/2030	105
		FHLMC Gold Pools, Other,
729		3.00%, 03/01/2033	723
15,254		4.00%, 01/01/2032 - 01/01/2046	15,787
4,837		4.50%, 01/01/2046	5,140
215		5.50%, 10/01/2033 - 01/01/2034	226
150		6.00%, 02/01/2033	160
50		7.00%, 07/01/2029	54
		FNMA,
1		ARM, 1.97%, 01/01/2019 (z)	1
882		ARM, 2.38%, 03/01/2022 (z)	882
21		ARM, 2.47%, 09/01/2027 (z)	21
—	(h)	ARM, 2.64%, 03/01/2019 (z)	—	(h)
284		ARM, 3.02%, 11/01/2034 (z)	294
173		ARM, 3.04%, 07/01/2033 (z)	178
595		ARM, 3.05%, 01/01/2033 (z)	612
576		ARM, 3.06%, 01/01/2035 (z)	596
138		ARM, 3.16%, 04/01/2034 (z)	144
136		ARM, 3.17%, 01/01/2036 (z)	143
293		ARM, 3.17%, 05/01/2035 (z)	303
58		ARM, 3.19%, 09/01/2034 (z)	58
255		ARM, 3.19%, 07/01/2036 (z)	265
34		ARM, 3.19%, 07/01/2033 (z)	36
299		ARM, 3.21%, 08/01/2034 (z)	315
264		ARM, 3.21%, 05/01/2034 (z)	279
492		ARM, 3.22%, 11/01/2034 (z)	515
803		ARM, 3.24%, 09/01/2035 (z)	832
406		ARM, 3.26%, 06/01/2035 (z)	423
312		ARM, 3.26%, 07/01/2033 - 07/01/2034 (z)	329
330		ARM, 3.30%, 10/01/2034 (z)	344
169		ARM, 3.31%, 04/01/2035 (z)	178
92		ARM, 3.31%, 09/01/2035 (z)	96
257		ARM, 3.33%, 10/01/2034 (z)	268
281		ARM, 3.37%, 01/01/2035 (z)	295
172		ARM, 3.38%, 08/01/2034 (z)	180
89		ARM, 3.39%, 06/01/2036 (z)	93
36		ARM, 3.40%, 09/01/2034 (z)	38
44		ARM, 3.40%, 11/01/2033 (z)	46
92		ARM, 3.43%, 05/01/2035 (z)	96
114		ARM, 3.43%, 01/01/2034 (z)	119

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
87	ARM, 3.46%, 02/01/2035 (z)	92
147	ARM, 3.49%, 10/01/2034 (z)	156
203	ARM, 3.56%, 09/01/2033 (z)	214
997	ARM, 3.57%, 04/01/2035 (z)	1,051
37	ARM, 3.79%, 01/01/2038 (z)	38
144	ARM, 3.83%, 10/01/2036 (z)	152
14	ARM, 3.99%, 03/01/2029 (z)	15
91	ARM, 4.00%, 02/01/2034 (z)	93
35	ARM, 4.25%, 01/01/2036 (z)	36
	FNMA, 15 Year, Single Family,
15	4.00%, 08/01/2018	15
194	4.50%, 06/01/2018 - 12/01/2019	195
156	5.00%, 06/01/2018 - 08/01/2024	163
20	5.50%, 03/01/2020 - 07/01/2020	21
1,115	6.00%, 05/01/2018 - 01/01/2024	1,170
11	6.50%, 08/01/2020	11
	FNMA, 20 Year, Single Family,
843	3.50%, 08/01/2032	859
38	4.50%, 04/01/2024	40
273	6.50%, 05/01/2022 - 04/01/2025	304
	FNMA, 30 Year, FHA/VA,
68	6.00%, 09/01/2033	74
442	6.50%, 03/01/2029 - 08/01/2039	485
11	7.00%, 02/01/2033	11
27	8.00%, 06/01/2028	29
	FNMA, 30 Year, Single Family,
3,711	3.00%, 06/01/2043	3,627
4,992	4.00%, 09/01/2047	5,167
5,199	4.50%, 11/01/2033 - 10/01/2047	5,498
678	5.00%, 07/01/2033 - 09/01/2035	736
1,003	5.50%, 09/01/2031 - 03/01/2034	1,115
1,199	6.00%, 12/01/2028 - 09/01/2037	1,345
515	6.50%, 11/01/2029 - 08/01/2031	574
459	7.00%, 01/01/2024 - 01/01/2039	515
165	7.50%, 08/01/2036 - 11/01/2037	189
308	8.00%, 03/01/2027 - 11/01/2028	345
5	9.50%, 07/01/2028	5
	FNMA, Other,
3,333	1.74%, 05/01/2020	3,277
1,867	1.94%, 07/01/2019	1,850
222	2.03%, 08/01/2019	221
2,500	2.12%, 09/01/2021	2,417
2,493	2.66%, 12/01/2022	2,459
2,990	2.75%, 03/01/2022	2,980
1,544	2.77%, 05/01/2022	1,536
5,088	2.78%, 06/01/2027	4,920

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,907	2.79%, 05/01/2027 - 06/01/2027	10,521
12,000	2.92%, 12/01/2024 - 05/01/2030	11,586
1,345	2.94%, 05/01/2022	1,347
6,162	2.95%, 08/01/2023 - 12/01/2024	6,133
2,941	2.96%, 06/01/2027	2,883
7,465	2.97%, 12/01/2024 - 06/01/2030	7,295
4,455	2.98%, 07/01/2022	4,467
2,064	3.00%, 01/01/2043	2,015
2,320	3.02%, 07/01/2023	2,318
3,021	3.03%, 06/01/2035	2,836
13,000	3.04%, 12/01/2024 - 04/01/2030	12,720
14,150	3.08%, 04/01/2030 - 06/01/2030	13,763
8,745	3.10%, 05/01/2030	8,530
6,119	3.11%, 12/01/2024 - 12/01/2026	6,109
11,641	3.12%, 01/01/2022 - 06/01/2035	11,286
2,893	3.14%, 12/01/2026	2,884
2,551	3.16%, 02/01/2022	2,575
3,000	3.17%, 02/01/2030	2,946
4,235	3.24%, 12/01/2026	4,227
13,718	3.25%, 07/01/2025 - 09/01/2026	13,795
3,925	3.26%, 12/01/2026	3,944
5,851	3.29%, 10/01/2020 - 08/01/2026	5,902
8,013	3.30%, 12/01/2026 - 07/01/2030	7,995
3,000	3.34%, 02/01/2027	3,043
1,920	3.35%, 09/01/2030	1,916
793	3.37%, 11/01/2020	804
1,995	3.38%, 12/01/2023	2,029
1,341	3.43%, 09/01/2020	1,363
7,386	3.50%, 12/01/2032 - 05/01/2033	7,421
2,000	3.55%, 02/01/2030	2,028
2,500	3.59%, 08/01/2023	2,567
2,654	3.60%, 09/01/2020	2,708
928	3.64%, 01/01/2025	955
1,500	3.69%, 11/01/2023	1,547
1,751	3.74%, 07/01/2020	1,790
4,858	3.76%, 10/01/2023 - 11/01/2023	5,023
3,000	3.77%, 09/01/2021	3,090
3,566	3.78%, 01/01/2026	3,710
1,493	3.87%, 01/01/2021	1,534
3,713	3.93%, 07/01/2020 - 01/01/2021	3,810
1,500	3.95%, 07/01/2020	1,534
1,780	3.97%, 12/01/2025	1,873
5,953	4.00%, 10/01/2032 - 07/01/2042	6,137
1,350	4.13%, 08/01/2021	1,401
4,380	4.25%, 04/01/2021	4,553
1,956	4.26%, 07/01/2021	2,037

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,012	4.28%, 01/01/2021	1,050
931	4.30%, 04/01/2021	968
1,266	4.31%, 07/01/2021	1,318
1,984	4.33%, 04/01/2021	2,064
5,000	4.34%, 06/01/2021	5,221
1,815	4.37%, 02/01/2020	1,870
576	4.38%, 04/01/2020	594
1,881	4.39%, 05/01/2021	1,953
2,000	4.40%, 02/01/2020	2,054
2,707	4.48%, 02/01/2021	2,811
7,689	4.50%, 12/01/2043 - 03/01/2044	8,110
2,705	4.54%, 07/01/2026	2,876
1,767	5.24%, 07/01/2019	1,812
164	5.50%, 09/01/2033	180
136	6.00%, 09/01/2037	146
148	6.50%, 01/01/2036 - 07/01/2036	159
4	10.50%, 04/15/2019	4
	GNMA I, 30 Year, Single Family,
174	6.50%, 03/15/2028 - 04/15/2033	194
121	7.00%, 02/15/2033 - 06/15/2033	137
23	7.50%, 11/15/2022 - 09/15/2028	24
5	8.00%, 08/15/2028	5
69	9.50%, 10/15/2024	73
	GNMA II, 30 Year, Single Family,
1,744	4.25%, 03/20/2045	1,821
150	4.50%, 08/20/2033	157
1,148	6.00%, 09/20/2038	1,274
31	7.50%, 02/20/2028 - 09/20/2028	35
50	8.00%, 12/20/2025 - 09/20/2028	56
17	8.50%, 05/20/2025	18
	GNMA II, Other,
2,734	4.46%, 05/20/2063 (z)	2,812
1,683	4.48%, 04/20/2063 (z)	1,737

	Total Mortgage-Backed Securities (Cost $347,846)	343,190

Municipal Bonds — 0.5% (t)
	California — 0.1%
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	561
350	State of California, Various Purpose, GO, 7.30%, 10/01/2039	505

		1,066

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	436
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.65%, 11/01/2040	2,260
440	Series 165, Rev., 5.65%, 11/01/2040	544
2,060	Series 174, Rev., 4.46%, 10/01/2062	2,227

		5,467

	Ohio — 0.2%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,917
	Ohio State University, General Receipts,
200	Rev., 5.59%, 12/01/2114	227
325	Series A, Rev., 4.05%, 12/01/2056	320
1,563	Series A, Rev., 4.80%, 06/01/2111	1,660

		4,124

	Total Municipal Bonds (Cost $9,180)	10,657

Supranational — 0.1%
3,000	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $3,250)	3,259

U.S. Government Agency Securities — 1.9%
1,525	FHLB, 5.50%, 07/15/2036	1,987
4,260	FNMA, 1.83%, 10/09/2019 (n)	4,100
13,319	Government Trust Certificate, 2.80%, 10/01/2019 (n)	12,816
	Resolution Funding Corp. STRIPS,
8,040	1.74%, 10/15/2019 (n)	7,748
510	2.72%, 10/15/2027 (n)	376
580	2.93%, 01/15/2026 (n)	455
	Tennessee Valley Authority,
304	4.63%, 09/15/2060	359
2,096	5.25%, 09/15/2039	2,694
3,215	5.88%, 04/01/2036	4,310
	Tennessee Valley Authority STRIPS,
5,000	3.50%, 11/01/2025 (n)	3,900
800	4.52%, 06/15/2035 (n)	431
2,000	4.64%, 05/01/2019 (n)	1,946

	Total U.S. Government Agency Securities (Cost $41,038)	41,122

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 21.3%
	U.S. Treasury Bonds,
3,900	2.50%, 02/15/2045	3,454
12,375	2.88%, 05/15/2043	11,858
5,750	3.63%, 08/15/2043	6,265
5,000	3.75%, 11/15/2043	5,559
80	4.38%, 05/15/2040	97
300	6.13%, 08/15/2029	394
	U.S. Treasury Inflation Indexed Bonds,
300	1.75%, 01/15/2028	386
300	2.50%, 01/15/2029	407
799	3.63%, 04/15/2028	1,556
	U.S. Treasury Inflation Indexed Notes,
2,453	0.13%, 01/15/2022	2,639
630	1.38%, 07/15/2018	731
607	1.38%, 01/15/2020	708
	U.S. Treasury Notes,
7,000	0.75%, 09/30/2018	6,952
25,000	1.00%, 09/15/2018	24,877
20,000	1.00%, 11/15/2019	19,591
15,000	1.25%, 10/31/2018	14,927
8,000	1.38%, 02/29/2020	7,859
20,000	1.38%, 03/31/2020	19,623
3,000	1.50%, 02/28/2023	2,838
3,000	1.63%, 08/31/2022	2,874
1,100	2.00%, 10/31/2021	1,079
23,000	2.13%, 08/15/2021	22,707
7,250	3.13%, 05/15/2021	7,394
	U.S. Treasury STRIPS Bonds,
23,265	1.98%, 05/15/2021 (n)	21,495
2,755	2.24%, 02/15/2020 (n)	2,636
13,900	2.29%, 08/15/2023 (n)	11,962
14,000	2.29%, 11/15/2023 (n)	11,949
2,200	2.38%, 02/15/2024 (n)	1,863
18,545	2.42%, 05/15/2022 (n)	16,608
12,095	2.51%, 02/15/2021 (n)	11,267
14,400	2.70%, 11/15/2022 (n)	12,708
15,768	2.78%, 02/15/2022 (n)	14,223
4,800	2.98%, 08/15/2022 (n)	4,268
14,070	2.98%, 05/15/2023 (n)	12,201
14,395	3.02%, 08/15/2032 (n)	9,204
21,700	3.16%, 08/15/2031 (n)	14,350
9,575	3.20%, 02/15/2032 (n)	6,227
15,650	3.27%, 11/15/2031 (n)	10,261
5,000	3.37%, 05/15/2031 (n)	3,335
10,600	3.37%, 05/15/2034 (n)	6,397
38,462	3.38%, 02/15/2023 (n)	33,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,980	3.42%, 11/15/2021 (n)	9,082
1,592	3.42%, 08/15/2026 (n)	1,244
6,100	3.63%, 08/15/2021 (n)	5,594
14,465	3.64%, 08/15/2020 (n)	13,648
18,050	3.64%, 05/15/2032 (n)	11,644
9,500	3.78%, 02/15/2034 (n)	5,779
1,650	3.82%, 08/15/2034 (n)	988
5,500	3.85%, 02/15/2033 (n)	3,460
10,140	4.10%, 11/15/2032 (n)	6,435
16,500	4.31%, 05/15/2033 (n)	10,296
8,000	4.33%, 02/15/2031 (n)	5,380
600	5.00%, 08/15/2024 (n)	500
9,925	5.31%, 11/15/2030 (n)	6,730
9,800	5.71%, 08/15/2030 (n)	6,701
3,050	5.93%, 08/15/2033 (n)	1,888
100	6.37%, 11/15/2029 (n)	70
1,500	6.52%, 05/15/2026 (n)	1,180
2,550	6.64%, 05/15/2027 (n)	1,943
200	6.66%, 05/15/2024 (n)	168
10,535	U.S. Treasury STRIPS Notes, 1.68%, 02/15/2020 (n)	10,071

	Total U.S. Treasury Obligations (Cost $472,496)	472,160

Loan Assignments — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
2,318	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 08/11/2022 (aa) (bb) (Cost $2,263)	2,289

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
8,578	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $8,579)	8,579

	Total Investments — 99.9% (Cost $2,199,238)	2,215,524
	Other Assets in Excess of Liabilities — 0.1%	3,278

	NET ASSETS — 100.0%	$2,218,802

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.9%
—	(h)	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.42%, 12/27/2022 (e) (z)	—	(h)
		American Airlines Pass-Through Trust,
140		Series 2013-2, Class A, 4.95%, 01/15/2023	146
80		Series 2016-3, Class AA, 3.00%, 10/15/2028	76
245		American Credit Acceptance Receivables Trust, Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	247
91		AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A3, 1.90%, 03/18/2022	90
750		Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	750
12		Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	12
		B2R Mortgage Trust,
96		Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	95
222		Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	222
25		BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	25
13		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	13
		CarFinance Capital Auto Trust,
9		Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	9
7		Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	7
22		Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	21
		Citi Held For Asset Issuance,
71		Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	72
400		Series 2016-MF1, Class B, 6.64%, 08/15/2022 (e)	408
8		Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	7
10		Continental Airlines Pass-Through Trust, Series 1999-2, Class A-1, 7.26%, 03/15/2020	11
		CPS Auto Receivables Trust,
79		Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	79
425		Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	430
310		Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	15
100	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	99
250	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	251
47	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	51
29	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.95%, 05/23/2019	30
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	179
320	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	324
220	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	225
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	304
61	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	61
	Exeter Automobile Receivables Trust,
120	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	121
10	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	10
310	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	319
370	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	373
333	Federal Express Corp. Pass-Through Trust, Series 1998, 6.72%, 01/15/2022	357
	First Investors Auto Owner Trust,
11	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	11
100	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	101
	FirstKey Lending Trust,
268	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	267
144	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	143
	Flagship Credit Auto Trust,
53	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	53
44	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
13	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	13
114	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	115
113	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	116
400	Series 2016-1, Class C, 6.22%, 06/15/2022 (e)	418
31	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	27
	GLS Auto Receivables Trust,
8	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	8
129	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	129
	GM Financial Automobile Leasing Trust,
40	Series 2017-3, Class A3, 2.01%, 11/20/2020	39
76	Series 2018-1, Class A4, 2.68%, 12/20/2021	76
40	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	41
84	GO Financial Auto Securitization Trust, Series 2015-2, Class B, 4.80%, 08/17/2020 (e)	84
67	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	66
60	Honda Auto Receivables Owner Trust, Series 2017-3, Class A3, 1.79%, 09/20/2021	59
200	Hyundai Auto Receivables Trust, Series 2017-B, Class A3, 1.77%, 01/18/2022	197
1,370	LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	1,370
9	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 05/15/2019	9
	NRPL Trust,
465	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	465
200	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	196
	OneMain Financial Issuance Trust,
355	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	356
283	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	283
233	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

484	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	486
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	480
491	Oportun Funding VIII LLC, Series 2018-A, Class A, 3.61%, 03/08/2024 (e)	491
	Progress Residential Trust,
854	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	850
351	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	350
781	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	779
200	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	204
33	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	29
46	Spirit Airlines Pass-Through Trust, Series 2017-1AA, Class AA, 3.38%, 02/15/2030	45
446	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	446
266	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, 03/16/2020	265
120	United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/2028	113
91	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	91
404	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	404
200	Westlake Automobile Receivables Trust, Series 2015-3A, Class D, 4.40%, 05/17/2021 (e)	202
	World Omni Auto Receivables Trust,
19	Series 2015-A, Class A3, 1.34%, 05/15/2020	19
104	Series 2017-B, Class A3, 1.95%, 02/15/2023	102

	Total Asset-Backed Securities (Cost $15,937)	16,030

Collateralized Mortgage Obligations — 18.6%
101	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	101
	Alternative Loan Trust,
1,031	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,055
160	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	153
26	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	26
14	ASG Resecuritization Trust, Series 2009-3, Class A65, 2.93%, 03/26/2037 (e) (z)	14

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
17		Banc of America Funding Trust, Series 2004-1, PO, 03/25/2034 (bb)	15
136		BCAP LLC Trust, Series 2010-RR7, Class 2A1, 3.24%, 07/26/2045 (e) (z)	134
		CHL Mortgage Pass-Through Trust,
35		Series 2004-5, Class 1A4, 5.50%, 06/25/2034	35
18		Series 2004-HYB3, Class 2A, 3.16%, 06/20/2034 (z)	17
156		Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	140
		Citigroup Global Markets Mortgage Securities VII, Inc.,
19		Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	19
—	(h)	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	—	(h)
		Citigroup Mortgage Loan Trust, Inc.,
8		Series 2003-UP3, Class A3, 7.00%, 09/25/2033	8
7		Series 2003-UST1, Class A1, 5.50%, 12/25/2018	7
1		Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	2
–	(h)	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	—	(h)
2		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.00%, 10/25/2018	2
50		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, 3.53%, 06/25/2020 (z)	48
1		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	1
20		FHLMC—GNMA, Series 24, Class ZE, 6.25%, 11/25/2023	21
		FHLMC REMIC,
—	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
—	(h)	Series 99, Class Z, 9.50%, 01/15/2021	—	(h)
2		Series 114, Class H, 6.95%, 01/15/2021	3
—	(h)	Series 1079, Class S, HB, IF, 28.60%, 05/15/2021 (z)	—	(h)
—	(h)	Series 1084, Class F, 2.54%, 05/15/2021 (z)	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 38.08%, 05/15/2021 (z)	—	(h)
3		Series 1144, Class KB, 8.50%, 09/15/2021	3

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	Series 1172, Class L, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, IO, 1,003.20%, 01/15/2022 (z)	—	(h)
2		Series 1206, Class IA, 7.00%, 03/15/2022	2
1		Series 1250, Class J, 7.00%, 05/15/2022	1
6		Series 1343, Class LA, 8.00%, 08/15/2022	6
27		Series 1466, Class PZ, 7.50%, 02/15/2023	29
—	(h)	Series 1470, Class F, 1.75%, 02/15/2023 (z)	—	(h)
10		Series 1491, Class I, 7.50%, 04/15/2023	10
9		Series 1518, Class G, IF, 7.30%, 05/15/2023 (z)	10
8		Series 1541, Class O, 2.12%, 07/15/2023 (z)	8
3		Series 1602, Class SA, IF, 17.59%, 10/15/2023 (z)	4
29		Series 1608, Class L, 6.50%, 09/15/2023	33
4		Series 1671, Class L, 7.00%, 02/15/2024	5
4		Series 1700, Class GA, PO, 02/15/2024	4
50		Series 1706, Class K, 7.00%, 03/15/2024	54
161		Series 1720, Class PL, 7.50%, 04/15/2024	173
7		Series 1745, Class D, 7.50%, 08/15/2024	8
10		Series 1798, Class F, 5.00%, 05/15/2023	10
—	(h)	Series 1807, Class G, 9.00%, 10/15/2020	—	(h)
61		Series 1927, Class PH, 7.50%, 01/15/2027	68
25		Series 1981, Class Z, 6.00%, 05/15/2027	27
9		Series 1987, Class PE, 7.50%, 09/15/2027	10
3		Series 2033, Class SN, HB, IF, IO, 28.05%, 03/15/2024 (z)	1
11		Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
55		Series 2040, Class PE, 7.50%, 03/15/2028	62
—	(h)	Series 2056, Class TD, 6.50%, 05/15/2018	—	(h)
58		Series 2063, Class PG, 6.50%, 06/15/2028	65
7		Series 2064, Class TE, 7.00%, 06/15/2028	8
38		Series 2075, Class PH, 6.50%, 08/15/2028	42
37		Series 2075, Class PM, 6.25%, 08/15/2028	40
12		Series 2089, Class PJ, IO, 7.00%, 10/15/2028	1
24		Series 2125, Class JZ, 6.00%, 02/15/2029	26
6		Series 2163, Class PC, IO, 7.50%, 06/15/2029	1
108		Series 2169, Class TB, 7.00%, 06/15/2029	120
42		Series 2172, Class QC, 7.00%, 07/15/2029	47
—	(h)	Series 2196, Class TL, 7.50%, 11/15/2029	—	(h)
20		Series 2201, Class C, 8.00%, 11/15/2029	23
54		Series 2210, Class Z, 8.00%, 01/15/2030	62
14		Series 2224, Class CB, 8.00%, 03/15/2030	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
30	Series 2256, Class MC, 7.25%, 09/15/2030	34
27	Series 2259, Class ZM, 7.00%, 10/15/2030	31
27	Series 2271, Class PC, 7.25%, 12/15/2030	30
14	Series 2283, Class K, 6.50%, 12/15/2023	15
13	Series 2296, Class PD, 7.00%, 03/15/2031	15
6	Series 2306, Class K, PO, 05/15/2024	5
14	Series 2306, Class SE, IF, IO, 8.01%, 05/15/2024 (z)	2
26	Series 2333, Class HC, 6.00%, 07/15/2031	28
252	Series 2344, Class ZD, 6.50%, 08/15/2031	290
29	Series 2344, Class ZJ, 6.50%, 08/15/2031	33
20	Series 2345, Class NE, 6.50%, 08/15/2031	23
5	Series 2347, Class VP, 6.50%, 03/15/2020	5
25	Series 2351, Class PZ, 6.50%, 08/15/2031	28
20	Series 2410, Class NG, 6.50%, 02/15/2032	22
30	Series 2410, Class OE, 6.38%, 02/15/2032	33
15	Series 2410, Class QX, IF, IO, 7.06%, 02/15/2032 (z)	3
55	Series 2412, Class SP, IF, 12.92%, 02/15/2032 (z)	66
17	Series 2423, Class MC, 7.00%, 03/15/2032	19
33	Series 2423, Class MT, 7.00%, 03/15/2032	37
115	Series 2435, Class CJ, 6.50%, 04/15/2032	128
35	Series 2441, Class GF, 6.50%, 04/15/2032	39
34	Series 2444, Class ES, IF, IO, 6.36%, 03/15/2032 (z)	7
45	Series 2450, Class GZ, 7.00%, 05/15/2032	51
14	Series 2450, Class SW, IF, IO, 6.41%, 03/15/2032 (z)	2
45	Series 2455, Class GK, 6.50%, 05/15/2032	49
65	Series 2466, Class DH, 6.50%, 06/15/2032	73
36	Series 2474, Class NR, 6.50%, 07/15/2032	40
64	Series 2484, Class LZ, 6.50%, 07/15/2032	73
58	Series 2500, Class MC, 6.00%, 09/15/2032	64
89	Series 2512, Class PG, 5.50%, 10/15/2022	93
16	Series 2535, Class BK, 5.50%, 12/15/2022	17
121	Series 2543, Class YX, 6.00%, 12/15/2032	133
134	Series 2568, Class KG, 5.50%, 02/15/2023	141
236	Series 2575, Class ME, 6.00%, 02/15/2033	258
20	Series 2586, Class WI, IO, 6.50%, 03/15/2033	4
1	Series 2622, Class PE, 4.50%, 05/15/2018	1
1	Series 2631, Class LC, 4.50%, 06/15/2018	1
2	Series 2651, Class VZ, 4.50%, 07/15/2018	2
19	Series 2934, Class EC, PO, 02/15/2020	18
47	Series 2990, Class SL, IF, 18.67%, 06/15/2034 (z)	55

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

705		Series 2990, Class UZ, 5.75%, 06/15/2035	775
54		Series 2999, Class ND, 4.50%, 07/15/2020	55
—	(h)	Series 3068, Class AO, PO, 01/15/2035	—	(h)
73		Series 3117, Class EO, PO, 02/15/2036	62
8		Series 3117, Class OK, PO, 02/15/2036	7
87		Series 3122, Class OH, PO, 03/15/2036	77
106		Series 3137, Class XP, 6.00%, 04/15/2036	117
6		Series 3149, Class SO, PO, 05/15/2036	5
169		Series 3152, Class MO, PO, 03/15/2036	144
57		Series 3171, Class MO, PO, 06/15/2036	52
26		Series 3179, Class OA, PO, 07/15/2036	23
243		Series 3202, Class HI, IF, IO, 5.06%, 08/15/2036 (z)	36
41		Series 3232, Class ST, IF, IO, 5.11%, 10/15/2036 (z)	6
3		Series 3253, PO, 12/15/2021	3
8		Series 3316, Class JO, PO, 05/15/2037	7
426		Series 3417, Class EO, PO, 11/15/2036	385
134		Series 3481, Class SJ, IF, IO, 4.26%, 08/15/2038 (z)	16
44		Series 3607, Class AO, PO, 04/15/2036	37
205		Series 3607, Class OP, PO, 07/15/2037	175
29		Series 3611, PO, 07/15/2034	25
308		Series 3680, Class MA, 4.50%, 07/15/2039	321
20		Series 3804, Class FN, 2.04%, 03/15/2039 (z)	20
291		Series 3819, Class ZQ, 6.00%, 04/15/2036	318
79		Series 3997, Class PF, 2.04%, 11/15/2039 (z)	80
528		Series 4219, Class JA, 3.50%, 08/15/2039	538
542		Series 4374, Class NC, SUB, 3.75%, 02/15/2046	552
		FHLMC STRIPS,
5		Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(h)
594		Series 262, Class 35, 3.50%, 07/15/2042	597
		FHLMC Structured Pass-Through Securities Certificates,
27		Series T-41, Class 3A, 7.50%, 07/25/2032 (z)	28
25		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	29
244		Series T-54, Class 2A, 6.50%, 02/25/2043	277
81		Series T-54, Class 3A, 7.00%, 02/25/2043	92
612		Series T-56, Class A5, 5.23%, 05/25/2043	667
19		Series T-58, Class APO, PO, 09/25/2043	15
149		Series T-76, Class 2A, 4.10%, 10/25/2037 (z)	150

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		First Horizon Mortgage Pass-Through Trust,
58		Series 2004-AR7, Class 2A2, 3.74%, 02/25/2035 (z)	59
55		Series 2005-AR1, Class 2A2, 3.49%, 04/25/2035 (z)	56
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
—	(h)	Series 1989-78, Class H, 9.40%, 11/25/2019	—	(h)
—	(h)	Series 1989-83, Class H, 8.50%, 11/25/2019	1
—	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
—	(h)	Series 1990-1, Class D, 8.80%, 01/25/2020	—	(h)
—	(h)	Series 1990-7, Class B, 8.50%, 01/25/2020	—	(h)
—	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
—	(h)	Series 1990-63, Class H, 9.50%, 06/25/2020	—	(h)
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
3		Series 1990-102, Class J, 6.50%, 08/25/2020	3
1		Series 1990-120, Class H, 9.00%, 10/25/2020	1
—	(h)	Series 1990-134, Class SC, IF, 19.17%, 11/25/2020 (z)	—	(h)
—	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
—	(h)	Series 1991-42, Class S, IF, 14.84%, 05/25/2021 (z)	1
12		Series 1992-107, Class SB, HB, IF, 25.29%, 06/25/2022 (z)	15
1		Series 1992-143, Class MA, 5.50%, 09/25/2022	1
8		Series 1993-25, Class J, 7.50%, 03/25/2023	9
52		Series 1993-37, Class PX, 7.00%, 03/25/2023	56
18		Series 1993-54, Class Z, 7.00%, 04/25/2023	19
4		Series 1993-62, Class SA, IF, 18.78%, 04/25/2023 (z)	5
5		Series 1993-122, Class M, 6.50%, 07/25/2023	5
2		Series 1993-165, Class SD, IF, 13.26%, 09/25/2023 (z)	2
9		Series 1993-178, Class PK, 6.50%, 09/25/2023	9

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

128	Series 1993-183, Class KA, 6.50%, 10/25/2023	142
53	Series 1993-189, Class PL, 6.50%, 10/25/2023	57
13	Series 1993-247, Class SA, HB, IF, 27.68%, 12/25/2023 (z)	17
1	Series 1994-9, Class E, PO, 11/25/2023	1
37	Series 1996-14, Class SE, IF, IO, 8.10%, 08/25/2023 (z)	5
4	Series 1996-59, Class J, 6.50%, 08/25/2022	4
13	Series 1997-20, IO, 1.84%, 03/25/2027 (z)	—	(h)
15	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	—	(h)
12	Series 1997-27, Class J, 7.50%, 04/18/2027	13
14	Series 1997-29, Class J, 7.50%, 04/20/2027	16
31	Series 1997-39, Class PD, 7.50%, 05/20/2027	35
9	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
1	Series 1998-4, Class C, PO, 04/25/2023	1
7	Series 1998-36, Class ZB, 6.00%, 07/18/2028	8
84	Series 1998-43, Class EA, PO, 04/25/2023	79
62	Series 2000-2, Class ZE, 7.50%, 02/25/2030	70
11	Series 2001-4, Class PC, 7.00%, 03/25/2021	11
39	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	9
49	Series 2001-36, Class DE, 7.00%, 08/25/2031	54
10	Series 2001-44, Class PD, 7.00%, 09/25/2031	11
44	Series 2001-48, Class Z, 6.50%, 09/25/2021	46
9	Series 2001-49, Class Z, 6.50%, 09/25/2031	10
7	Series 2001-81, Class LO, PO, 01/25/2032	6
16	Series 2002-1, Class HC, 6.50%, 02/25/2022	17
6	Series 2002-1, Class SA, IF, 19.92%, 02/25/2032 (z)	8
27	Series 2002-21, Class PE, 6.50%, 04/25/2032	30
28	Series 2002-28, Class PK, 6.50%, 05/25/2032	31
33	Series 2002-37, Class Z, 6.50%, 06/25/2032	37
119	Series 2003-22, Class UD, 4.00%, 04/25/2033	122
3	Series 2003-34, Class GB, 6.00%, 03/25/2033	3
304	Series 2003-34, Class GE, 6.00%, 05/25/2033	326
6	Series 2003-39, IO, 6.00%, 05/25/2033 (z)	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
115	Series 2003-47, Class PE, 5.75%, 06/25/2033	126
13	Series 2003-52, Class SX, IF, 18.09%, 10/25/2031 (z)	19
15	Series 2003-64, Class SX, IF, 9.81%, 07/25/2033 (z)	16
92	Series 2003-71, Class DS, IF, 5.37%, 08/25/2033 (z)	91
13	Series 2003-83, Class PG, 5.00%, 06/25/2023	13
10	Series 2003-91, Class SD, IF, 9.80%, 09/25/2033 (z)	11
102	Series 2003-116, Class SB, IF, IO, 5.98%, 11/25/2033 (z)	17
7	Series 2003-130, Class SX, IF, 9.09%, 01/25/2034 (z)	7
27	Series 2004-25, Class PC, 5.50%, 01/25/2034	28
56	Series 2004-25, Class SA, IF, 15.07%, 04/25/2034 (z)	71
19	Series 2004-36, Class PC, 5.50%, 02/25/2034	19
69	Series 2004-36, Class SA, IF, 15.07%, 05/25/2034 (z)	86
38	Series 2004-46, Class SK, IF, 12.04%, 05/25/2034 (z)	46
397	Series 2004-50, Class VZ, 5.50%, 07/25/2034	423
37	Series 2004-61, Class SH, IF, 17.51%, 11/25/2032 (z)	49
33	Series 2004-74, Class SW, IF, 12.32%, 11/25/2031 (z)	41
4	Series 2004-76, Class CL, 4.00%, 10/25/2019	4
68	Series 2005-45, Class DC, IF, 18.37%, 06/25/2035 (z)	87
2	Series 2005-52, Class PA, 6.50%, 06/25/2035	2
50	Series 2005-56, Class S, IF, IO, 5.09%, 07/25/2035 (z)	7
86	Series 2005-56, Class TP, IF, 13.29%, 08/25/2033 (z)	97
279	Series 2005-68, Class PG, 5.50%, 08/25/2035	300
128	Series 2005-73, Class PS, IF, 12.65%, 08/25/2035 (z)	151
49	Series 2005-74, Class CS, IF, 15.56%, 05/25/2035 (z)	59
94	Series 2005-106, Class US, IF, 18.62%, 11/25/2035 (z)	130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

312	Series 2005-121, Class DX, 5.50%, 01/25/2026	330
84	Series 2006-27, Class OH, PO, 04/25/2036	75
34	Series 2006-44, Class P, PO, 12/25/2033	28
220	Series 2006-56, Class FC, 1.91%, 07/25/2036 (z)	220
1	Series 2006-59, Class QO, PO, 01/25/2033	1
34	Series 2006-65, Class QO, PO, 07/25/2036	29
51	Series 2006-72, Class GO, PO, 08/25/2036	45
92	Series 2006-77, Class PC, 6.50%, 08/25/2036	102
40	Series 2006-79, Class DO, PO, 08/25/2036	35
64	Series 2006-110, PO, 11/25/2036	54
80	Series 2006-124, Class HB, 3.49%, 11/25/2036 (z)	82
47	Series 2007-14, Class ES, IF, IO, 4.82%, 03/25/2037 (z)	6
43	Series 2007-79, Class SB, IF, 18.07%, 08/25/2037 (z)	62
154	Series 2007-81, Class GE, 6.00%, 08/25/2037	161
116	Series 2007-88, Class VI, IF, IO, 4.92%, 09/25/2037 (z)	18
323	Series 2007-91, Class ES, IF, IO, 4.84%, 10/25/2037 (z)	45
48	Series 2007-106, Class A7, 6.08%, 10/25/2037 (z)	52
82	Series 2007-116, Class HI, IO, 1.12%, 01/25/2038 (z)	3
24	Series 2008-10, Class XI, IF, IO, 4.61%, 03/25/2038 (z)	2
17	Series 2008-16, Class IS, IF, IO, 4.58%, 03/25/2038 (z)	2
38	Series 2008-28, Class QS, IF, 15.84%, 04/25/2038 (z)	46
75	Series 2008-46, Class HI, IO, 1.49%, 06/25/2038 (z)	4
57	Series 2009-69, PO, 09/25/2039	51
117	Series 2009-103, Class MB, 3.53%, 12/25/2039 (z)	126
192	Series 2010-71, Class HJ, 5.50%, 07/25/2040	210
243	Series 2011-118, Class MT, 7.00%, 11/25/2041	277
218	Series 2011-118, Class NT, 7.00%, 11/25/2041	244
151	Series 2012-47, Class HF, 2.02%, 05/25/2027 (z)	152
338	Series 2013-101, Class DO, PO, 10/25/2043	261

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
317		Series 2013-128, PO, 12/25/2043	249
1		Series G-14, Class L, 8.50%, 06/25/2021	1
2		Series G-18, Class Z, 8.75%, 06/25/2021	3
2		Series G-35, Class M, 8.75%, 10/25/2021	2
12		Series G92-35, Class E, 7.50%, 07/25/2022	13
1		Series G92-42, Class Z, 7.00%, 07/25/2022	1
—	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
9		Series G92-54, Class ZQ, 7.50%, 09/25/2022	9
3		Series G93-5, Class Z, 6.50%, 02/25/2023	4
7		Series G95-1, Class C, 8.80%, 01/25/2025	8
		FNMA REMIC Trust,
98		Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	103
20		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	23
11		Series 2007-W7, Class 1A4, HB, IF, 29.46%, 07/25/2037 (z)	14
		FNMA STRIPS,
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
1		Series 218, Class 2, IO, 7.50%, 04/25/2023	—	(h)
31		Series 300, Class 1, PO, 09/25/2024	29
6		Series 329, Class 1, PO, 01/25/2033	6
		FNMA Trust,
40		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	45
126		Series 2005-W3, Class 2AF, 1.84%, 03/25/2045 (z)	125
		GNMA,
82		Series 1994-7, Class PQ, 6.50%, 10/16/2024	87
13		Series 1999-30, Class S, IF, IO, 7.01%, 08/16/2029 (z)	—	(h)
7		Series 2000-9, Class Z, 8.00%, 06/20/2030	8
127		Series 2000-9, Class ZJ, 8.50%, 02/16/2030	144
21		Series 2002-31, Class S, IF, IO, 7.11%, 01/16/2031 (z)	4
53		Series 2002-47, Class PG, 6.50%, 07/16/2032	60
63		Series 2002-47, Class PY, 6.00%, 07/20/2032	69
66		Series 2002-47, Class ZA, 6.50%, 07/20/2032	74
10		Series 2003-24, PO, 03/16/2033	9
231		Series 2003-40, Class TJ, 6.50%, 03/20/2033	256
56		Series 2003-52, Class AP, PO, 06/16/2033	47
15		Series 2004-28, Class S, IF, 15.30%, 04/16/2034 (z)	20
30		Series 2004-71, Class SB, HB, IF, 21.64%, 09/20/2034 (z)	43

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18	Series 2004-73, Class AE, IF, 11.58%, 08/17/2034 (z)	20
174	Series 2004-90, Class SI, IF, IO, 4.51%, 10/20/2034 (z)	24
42	Series 2005-68, Class DP, IF, 12.61%, 06/17/2035 (z)	48
320	Series 2005-68, Class KI, IF, IO, 4.71%, 09/20/2035 (z)	41
505	Series 2006-38, Class ZK, 6.50%, 08/20/2036	562
33	Series 2006-59, Class SD, IF, IO, 5.11%, 10/20/2036 (z)	4
134	Series 2007-17, Class JI, IF, IO, 5.22%, 04/16/2037 (z)	19
162	Series 2007-27, Class SA, IF, IO, 4.61%, 05/20/2037 (z)	20
236	Series 2007-40, Class SB, IF, IO, 5.16%, 07/20/2037 (z)	34
141	Series 2007-45, Class QA, IF, IO, 5.05%, 07/20/2037 (z)	18
125	Series 2007-50, Class AI, IF, IO, 5.18%, 08/20/2037 (z)	18
34	Series 2007-53, Class ES, IF, IO, 4.96%, 09/20/2037 (z)	5
31	Series 2007-53, Class SW, IF, 15.42%, 09/20/2037 (z)	38
3	Series 2007-71, Class SB, IF, IO, 5.11%, 07/20/2036 (z)	—	(h)
71	Series 2007-72, Class US, IF, IO, 4.96%, 11/20/2037 (z)	9
72	Series 2007-76, Class SA, IF, IO, 4.94%, 11/20/2037 (z)	10
46	Series 2008-33, Class XS, IF, IO, 6.11%, 04/16/2038 (z)	7
143	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	20
178	Series 2008-50, Class KB, 6.00%, 06/20/2038	196
90	Series 2008-55, Class SA, IF, IO, 4.61%, 06/20/2038 (z)	10
96	Series 2008-93, Class AS, IF, IO, 4.11%, 12/20/2038 (z)	10
29	Series 2009-6, Class SA, IF, IO, 4.51%, 02/16/2039 (z)	3
44	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	12
135	Series 2009-22, Class SA, IF, IO, 4.68%, 04/20/2039 (z)	15
113	Series 2009-31, Class TS, IF, IO, 4.71%, 03/20/2039 (z)	9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
123	Series 2009-79, Class OK, PO, 11/16/2037	109
779	Series 2009-92, Class ZC, 5.00%, 10/20/2039	852
247	Series 2009-106, Class ST, IF, IO, 4.41%, 02/20/2038 (z)	32
40	Series 2010-14, Class AO, PO, 12/20/2032	38
1,000	Series 2010-105, Class B, 5.00%, 08/20/2040	1,071
82	Series 2010-130, Class CP, 7.00%, 10/16/2040	92
289	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	316
132	Series 2012-H21, Class DF, 2.21%, 05/20/2061 (z)	132
9	Series 2012-H24, Class FA, 2.01%, 03/20/2060 (z)	9
137	Series 2012-H26, Class MA, 2.11%, 07/20/2062 (z)	137
640	Series 2012-H29, Class FA, 2.08%, 10/20/2062 (z)	641
554	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	567
12	Series 2013-H03, Class FA, 1.86%, 08/20/2060 (z)	12
708	Series 2014-H15, Class FA, 2.06%, 07/20/2064 (z)	711
627	Series 2014-H17, Class FC, 2.06%, 07/20/2064 (z)	630
640	Series 2015-H15, Class FJ, 2.00%, 06/20/2065 (z)	641
557	Series 2015-H18, Class FA, 2.01%, 06/20/2065 (z)	558
597	Series 2015-H20, Class FA, 2.03%, 08/20/2065 (z)	599
711	Series 2015-H26, Class FG, 2.08%, 10/20/2065 (z)	714
99	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	111
40	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/2033 (bb)	28
	JP Morgan Mortgage Trust,
308	Series 2003-A1, Class 1A1, 3.14%, 10/25/2033 (z)	312
26	Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	26
91	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	93

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		MASTR Adjustable Rate Mortgages Trust,
30		Series 2004-3, Class 4A2, 3.13%, 04/25/2034 (z)	28
76		Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	78
		MASTR Alternative Loan Trust,
110		Series 2003-9, Class 8A1, 6.00%, 01/25/2034	113
174		Series 2004-4, Class 10A1, 5.00%, 05/25/2024	181
13		Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	11
4		Series 2004-10, Class 1A1, 4.50%, 09/25/2019	4
47		Series 2005-6, Class 3A1, 5.50%, 11/25/2020	46
1		MASTR Asset Securitization Trust, Series 2004-8, PO, 08/25/2019 (bb)	1
14		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e)	11
		Merrill Lynch Mortgage Investors Trust,
152		Series 2003-E, Class A1, 2.24%, 10/25/2028 (z)	148
53		Series 2004-A, Class A1, 2.08%, 04/25/2029 (z)	53
45		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	45
37		NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	37
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
26		Series 2003-A1, Class A1, 5.50%, 05/25/2033	26
18		Series 2003-A1, Class A2, 6.00%, 05/25/2033	19
7		Series 2003-A1, Class A5, 7.00%, 04/25/2033	7
		RALI Trust,
—	(h)	Series 2003-QS3, Class A2, IF, 13.06%, 02/25/2018 (z)	—	(h)
5		Series 2003-QS9, Class A3, IF, IO, 5.93%, 05/25/2018 (z) (bb)	—	(h)
20		Series 2004-QS3, Class CB, 5.00%, 03/25/2019	20
66		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	59
2		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/2019	2

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
59	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	60
	Vendee Mortgage Trust,
223	Series 1993-1, Class ZB, 7.25%, 02/15/2023	240
130	Series 1994-1, Class 1, 5.34%, 02/15/2024 (z)	134
194	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	212
63	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	69
262	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	291
62	Series 1998-1, Class 2E, 7.00%, 03/15/2028	69
	WaMu Mortgage Pass-Through Certificates Trust,
3	Series 2002-S8, Class 2A7, 5.25%, 01/25/2033	3
70	Series 2003-AR5, Class A7, 3.10%, 06/25/2033 (z)	71
37	Series 2004-AR3, Class A2, 3.22%, 06/25/2034 (z)	38
155	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	149
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
5	Series 2003-MS2, Class 1A1, 5.75%, 02/25/2033	5
2	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	1
	Wells Fargo Mortgage-Backed Securities Trust,
26	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	26
40	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	42
121	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	124
192	Series 2005-AR3, Class 1A1, 3.49%, 03/25/2035 (z)	197

	Total Collateralized Mortgage Obligations (Cost $29,585)	30,137

Commercial Mortgage-Backed Securities — 3.6%
328	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.63%, 12/11/2049 (e) (z) (bb)	1
	Commercial Mortgage Trust,
132	Series 2014-PAT, Class A, 2.38%, 08/13/2027 (e) (z)	132
400	Series 2014-TWC, Class A, 2.43%, 02/13/2032 (e) (z)	400
281	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	286

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	FHLMC Multifamily Structured Pass-Through Certificates,
329	Series KF12, Class A, 2.32%, 09/25/2022 (z)	330
500	Series KSMC, Class A2, 2.62%, 01/25/2023	492
	FNMA ACES,
386	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	394
91	Series 2012-M11, Class FA, 2.06%, 08/25/2019 (z)	91
444	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	454
636	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	634
820	Series 2015-M7, Class A2, 2.59%, 12/25/2024	795
448	Series 2015-M17, Class FA, 2.49%, 11/25/2022 (z)	448
	PFP Ltd., (Cayman Islands),
99	Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	99
100	Series 2015-2, Class C, 4.84%, 07/14/2034 (e) (z) (bb)	101
100	Series 2015-2, Class D, 5.59%, 07/14/2034 (e) (z) (bb)	100
250	RAIT Trust, Series 2015-FL5, Class B, 5.48%, 01/15/2031 (e) (z) (bb)	250
	Resource Capital Corp. Ltd., (Cayman Islands),
3	Series 2015-CRE4, Class A, 2.99%, 08/15/2032 (e) (z)	3
153	Series 2015-CRE4, Class B, 4.59%, 08/15/2032 (e) (z) (bb)	152
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	116
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063	106
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	508

	Total Commercial Mortgage-Backed Securities (Cost $5,930)	5,892

Corporate Bonds — 31.3%
	Consumer Discretionary — 2.2%
	Automobiles — 0.6%
150	Daimler Finance North America LLC, (Germany), 2.20%, 05/05/2020 (e)	147
600	General Motors Co., 4.20%, 10/01/2027	590
200	Nissan Motor Acceptance Corp., 2.60%, 09/28/2022 (e)	194

		931

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 0.1%
150	Starbucks Corp., 3.10%, 03/01/2023	150

	Household Durables — 0.1%
150	DR Horton, Inc., 2.55%, 12/01/2020	148

	Internet & Direct Marketing Retail — 0.1%
100	Amazon.com, Inc., 2.80%, 08/22/2024 (e)	97

	Media — 0.9%
100	21st Century Fox America, Inc., 7.70%, 10/30/2025	123
208	CBS Corp., 4.00%, 01/15/2026	207
160	Charter Communications Operating LLC, 4.91%, 07/23/2025	165
80	Comcast Corp., 3.38%, 08/15/2025	79
154	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	147
78	Discovery Communications LLC, 4.38%, 06/15/2021	80
200	NBCUniversal Media LLC, 2.88%, 01/15/2023	197
35	Time Warner Cable LLC, 8.75%, 02/14/2019	37
150	Time Warner, Inc., 3.60%, 07/15/2025	146
112	Viacom, Inc., 3.88%, 04/01/2024	112
250	Walt Disney Co. (The), 2.95%, 06/15/2027	241

		1,534

	Multiline Retail — 0.0% (g)
21	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	22
35	Nordstrom, Inc., 4.00%, 10/15/2021	36

		58

	Specialty Retail — 0.4%
200	Advance Auto Parts, Inc., 4.50%, 12/01/2023	207
150	Home Depot, Inc. (The), 2.80%, 09/14/2027	141
200	Lowe’s Cos., Inc., 3.38%, 09/15/2025	197
	O’Reilly Automotive, Inc.,
100	3.55%, 03/15/2026	98
62	3.60%, 09/01/2027	60

		703

	Total Consumer Discretionary	3,621

	Consumer Staples — 2.0%
	Beverages — 0.8%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
575	1.90%, 02/01/2019	571
300	3.30%, 02/01/2023	299
74	3.65%, 02/01/2026	74
76	3.70%, 02/01/2024	77
200	Coca-Cola Co. (The), 2.90%, 05/25/2027	193

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
70	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	73

		1,287

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
200	1.50%, 09/30/2019	196
90	4.00%, 02/01/2024	92
100	Sysco Corp., 3.75%, 10/01/2025	101

		389

	Food Products — 0.5%
95	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	93
100	Cargill, Inc., 3.30%, 03/01/2022 (e)	100
200	General Mills, Inc., 2.60%, 10/12/2022	193
200	Kellogg Co., 3.40%, 11/15/2027	191
	Kraft Heinz Foods Co.,
15	3.50%, 06/06/2022	15
15	3.95%, 07/15/2025	15
22	5.38%, 02/10/2020	23
45	McCormick & Co., Inc., 3.15%, 08/15/2024	44
92	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	94
73	Tyson Foods, Inc., 3.95%, 08/15/2024	74

		842

	Household Products — 0.2%
20	Kimberly-Clark Corp., 2.40%, 03/01/2022	20
33	Procter & Gamble — ESOP, Series A, 9.36%, 01/01/2021	36
200	Procter & Gamble Co. (The), 1.75%, 10/25/2019	198

		254

	Tobacco — 0.3%
200	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	193
250	Philip Morris International, Inc., 3.38%, 08/11/2025	246

		439

	Total Consumer Staples	3,211

	Energy — 3.1%
	Energy Equipment & Services — 0.2%
150	Baker Hughes a GE Co. LLC, 2.77%, 12/15/2022	147
107	Halliburton Co., 3.50%, 08/01/2023	108
	Nabors Industries, Inc.,
30	4.63%, 09/15/2021	29
30	5.00%, 09/15/2020	30

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
47	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	47

		361

	Oil, Gas & Consumable Fuels — 2.9%
27	Andeavor Logistics LP, 4.25%, 12/01/2027	26
	Apache Corp.,
42	3.25%, 04/15/2022	42
25	6.90%, 09/15/2018	25
29	Boardwalk Pipelines LP, 4.95%, 12/15/2024	30
	BP Capital Markets plc, (United Kingdom),
200	3.22%, 04/14/2024	198
60	3.51%, 03/17/2025	60
166	3.81%, 02/10/2024	170
	Buckeye Partners LP,
30	4.35%, 10/15/2024	30
40	4.88%, 02/01/2021	42
240	5.50%, 08/15/2019	247
25	Canadian Natural Resources Ltd., (Canada), 3.90%, 02/01/2025	25
	Cenovus Energy, Inc., (Canada),
21	3.00%, 08/15/2022	20
200	5.70%, 10/15/2019	208
40	Chevron Corp., 2.36%, 12/05/2022	39
200	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	204
58	Ecopetrol SA, (Colombia), 4.13%, 01/16/2025	57
	Energy Transfer LP,
28	3.60%, 02/01/2023	28
91	4.05%, 03/15/2025	89
61	4.90%, 02/01/2024	63
200	Eni SpA, (Italy), 4.15%, 10/01/2020 (e)	205
174	EnLink Midstream Partners LP, 4.15%, 06/01/2025	170
	Enterprise Products Operating LLC,
200	2.80%, 02/15/2021	199
37	3.75%, 02/15/2025	37
49	3.90%, 02/15/2024	50
	EOG Resources, Inc.,
23	2.63%, 03/15/2023	22
100	4.10%, 02/01/2021	103
50	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	50
50	Magellan Midstream Partners LP, 6.55%, 07/15/2019	52
67	Marathon Petroleum Corp., 3.63%, 09/15/2024	67
32	MPLX LP, 3.38%, 03/15/2023	32
	Noble Energy, Inc.,
100	3.85%, 01/15/2028	98

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
36	5.63%, 05/01/2021	36
91	Occidental Petroleum Corp., 3.50%, 06/15/2025	91
	ONEOK Partners LP,
40	3.20%, 09/15/2018	40
12	3.38%, 10/01/2022	12
200	4.90%, 03/15/2025	210
28	5.00%, 09/15/2023	30
	Petroleos Mexicanos, (Mexico),
69	4.88%, 01/18/2024	70
42	5.35%, 02/12/2028 (e)	41
149	6.38%, 02/04/2021	160
51	6.88%, 08/04/2026	56
70	Phillips 66, 3.90%, 03/15/2028	70
100	Plains All American Pipeline LP, 3.60%, 11/01/2024	95
200	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	207
150	Spectra Energy Capital LLC, 5.65%, 03/01/2020	157
63	Spectra Energy Partners LP, 3.50%, 03/15/2025	61
180	Sunoco Logistics Partners Operations LP, 4.65%, 02/15/2022	186
42	TC PipeLines LP, 3.90%, 05/25/2027	41
	TransCanada PipeLines Ltd., (Canada),
172	3.75%, 10/16/2023	176
100	6.50%, 08/15/2018	102
30	7.13%, 01/15/2019	31
23	Western Gas Partners LP, 4.50%, 03/01/2028	23
86	Williams Partners LP, 3.90%, 01/15/2025	85

		4,668

	Total Energy	5,029

	Financials — 11.6%
	Banks — 5.2%
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.60%, 09/23/2019 (e)	199
	Bank of America Corp.,
100	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	98
60	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	60
90	3.30%, 01/11/2023	90
510	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa) (e)	488
42	4.13%, 01/22/2024	43
154	Series L, 3.95%, 04/21/2025	154

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
200	Bank of Montreal, (Canada), 2.35%, 09/11/2022	193
300	Bank of Nova Scotia (The), (Canada), 2.15%, 07/14/2020	296
317	Barclays plc, (United Kingdom), 3.20%, 08/10/2021	313
250	Branch Banking & Trust Co., 2.25%, 06/01/2020	247
350	Citibank NA, 2.00%, 03/20/2019	348
	Citigroup, Inc.,
450	4.13%, 07/25/2028	447
115	5.50%, 09/13/2025	126
16	Comerica, Inc., 3.80%, 07/22/2026	16
201	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	204
	Cooperatieve Rabobank UA, (Netherlands),
118	3.88%, 02/08/2022	120
200	4.75%, 01/15/2020 (e)	207
250	Discover Bank, 3.10%, 06/04/2020	250
325	Fifth Third Bank, 1.63%, 09/27/2019	320
	HSBC Holdings plc, (United Kingdom),
200	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	196
200	4.30%, 03/08/2026	206
250	Huntington National Bank (The), 2.88%, 08/20/2020	250
50	KeyCorp, 5.10%, 03/24/2021	53
250	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	244
225	Mitsubishi UFJ Financial Group, Inc., (Japan), 3.29%, 07/25/2027	216
200	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	199
36	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	36
250	Nordea Bank AB, (Sweden), 4.88%, 01/27/2020 (e)	259
	PNC Financial Services Group, Inc. (The),
100	3.90%, 04/29/2024	102
133	4.38%, 08/11/2020	137
107	Regions Financial Corp., 3.20%, 02/08/2021	107
200	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	209
300	SunTrust Banks, Inc., 2.50%, 05/01/2019	299
300	Swedbank AB, (Sweden), 2.20%, 03/04/2020 (e)	296
200	Toronto-Dominion Bank (The), (Canada), 1.85%, 09/11/2020	195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wells Fargo & Co.,
450	2.63%, 07/22/2022	437
99	3.00%, 02/19/2025	95
400	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	390
21	4.10%, 06/03/2026	21
30	4.30%, 07/22/2027	30
300	Westpac Banking Corp., (Australia), 2.50%, 06/28/2022	292

		8,488

	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
150	3.25%, 09/11/2024	148
75	4.60%, 01/15/2020	78
150	Blackstone Holdings Finance Co. LLC, 5.88%, 03/15/2021 (e)	162
12	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	12
	Charles Schwab Corp. (The),
200	3.20%, 01/25/2028	193
40	3.23%, 09/01/2022	40
	Deutsche Bank AG, (Germany),
38	3.13%, 01/13/2021	37
62	3.38%, 05/12/2021	62
	Goldman Sachs Group, Inc. (The),
80	3.00%, 04/26/2022	79
564	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	544
349	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	340
257	3.75%, 05/22/2025	256
200	7.50%, 02/15/2019	209
200	ING Bank NV, (Netherlands), 2.50%, 10/01/2019 (e)	199
	Intercontinental Exchange, Inc.,
47	2.50%, 10/15/2018	47
88	4.00%, 10/15/2023	91
	Invesco Finance plc,
125	3.75%, 01/15/2026	126
71	4.00%, 01/30/2024	73
125	Jefferies Group LLC, 6.88%, 04/15/2021	138
	Macquarie Bank Ltd., (Australia),
100	2.85%, 07/29/2020 (e)	100
100	4.00%, 07/29/2025 (e)	101
40	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	43

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Morgan Stanley,
83	3.70%, 10/23/2024	83
155	5.00%, 11/24/2025	165
166	5.50%, 07/24/2020	176
100	5.50%, 07/28/2021	107
100	5.75%, 01/25/2021	107
100	6.63%, 04/01/2018	100
84	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	90
17	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	16
36	State Street Corp., 3.10%, 05/15/2023	35
34	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	34
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	197

		4,188

	Consumer Finance — 1.2%
250	AerCap Ireland Capital DAC, (Netherlands), 3.50%, 01/15/2025	240
200	American Honda Finance Corp., 1.95%, 07/20/2020	196
235	Capital One Financial Corp., 3.20%, 02/05/2025	225
	Caterpillar Financial Services Corp.,
200	1.85%, 09/04/2020	195
58	2.85%, 06/01/2022	58
	Ford Motor Credit Co. LLC,
250	2.98%, 08/03/2022	242
250	3.16%, 08/04/2020	249
100	General Motors Financial Co., Inc., 4.35%, 01/17/2027	100
	John Deere Capital Corp.,
100	2.65%, 06/24/2024	96
89	2.70%, 01/06/2023	87
33	3.15%, 10/15/2021	33
50	Series 0014, 2.45%, 09/11/2020	50
100	Synchrony Financial, 4.25%, 08/15/2024	101

		1,872

	Diversified Financial Services — 1.3%
150	AIG Global Funding, 2.15%, 07/02/2020 (e)	147
349	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	342
174	GTP Acquisition Partners I LLC, 2.35%, 06/15/2020 (e)	172
200	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/2022	193
81	ORIX Corp., (Japan), 2.90%, 07/18/2022	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
	Private Export Funding Corp.,
500	Series EE, 2.80%, 05/15/2022	501
200	Series KK, 3.55%, 01/15/2024	208
200	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	194
	Shell International Finance BV, (Netherlands),
230	1.38%, 09/12/2019	226
100	3.25%, 05/11/2025	99

		2,161

	Insurance — 1.3%
61	Allstate Corp. (The), 3.15%, 06/15/2023	61
100	Alterra Finance LLC, 6.25%, 09/30/2020	108
161	American International Group, Inc., 3.75%, 07/10/2025	160
143	Aon plc, 3.88%, 12/15/2025	145
280	Berkshire Hathaway Finance Corp., 1.30%, 08/15/2019	276
130	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	129
	CNA Financial Corp.,
52	3.95%, 05/15/2024	53
38	4.50%, 03/01/2026	39
125	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	122
35	Lincoln National Corp., 4.20%, 03/15/2022	36
100	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	102
50	Marsh & McLennan Cos., Inc., 3.30%, 03/14/2023	50
250	Metropolitan Life Global Funding I, 3.00%, 09/19/2027 (e)	237
150	Principal Financial Group, Inc., 3.10%, 11/15/2026	143
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	189
250	Travelers Cos., Inc. (The), 5.90%, 06/02/2019	260

		2,110

	Total Financials	18,819

	Health Care — 2.7%
	Biotechnology — 0.7%
	AbbVie, Inc.,
214	2.85%, 05/14/2023	207
35	3.20%, 11/06/2022	35
	Amgen, Inc.,
160	2.20%, 05/22/2019	159
44	3.63%, 05/15/2022	45
40	5.70%, 02/01/2019	41

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
75	Baxalta, Inc., 3.60%, 06/23/2022	75
184	Biogen, Inc., 3.63%, 09/15/2022	186
98	Celgene Corp., 3.25%, 08/15/2022	98
	Gilead Sciences, Inc.,
150	1.85%, 09/20/2019	148
13	2.50%, 09/01/2023	13
25	3.50%, 02/01/2025	25
57	3.65%, 03/01/2026	57
21	3.70%, 04/01/2024	21

		1,110

	Health Care Equipment & Supplies — 0.6%
300	Abbott Laboratories, 3.25%, 04/15/2023	298
250	Becton Dickinson and Co., 2.68%, 12/15/2019	249
152	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	155
175	Medtronic Global Holdings SCA, 1.70%, 03/28/2019	174

		876

	Health Care Providers & Services — 0.8%
200	Aetna, Inc., 2.80%, 06/15/2023	192
	Anthem, Inc.,
115	3.13%, 05/15/2022	114
106	3.50%, 08/15/2024	105
	Cardinal Health, Inc.,
45	2.40%, 11/15/2019	45
49	3.75%, 09/15/2025	48
	Express Scripts Holding Co.,
200	3.05%, 11/30/2022	196
72	3.50%, 06/15/2024	70
214	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	214
	UnitedHealth Group, Inc.,
200	1.70%, 02/15/2019	199
112	3.38%, 11/15/2021	113

		1,296

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
57	3.15%, 01/15/2023	56
100	3.20%, 08/15/2027	95
34	4.15%, 02/01/2024	35

		186

	Pharmaceuticals — 0.5%
	Allergan Funding SCS,
69	3.45%, 03/15/2022	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
300	3.80%, 03/15/2025	296
118	Johnson & Johnson, 2.63%, 01/15/2025	114
200	Mylan, Inc., 2.55%, 03/28/2019	199
200	Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/2019	197

		875

	Total Health Care	4,343

	Industrials — 2.0%
	Aerospace & Defense — 0.3%
43	Airbus Finance BV, (France), 2.70%, 04/17/2023 (e)	42
68	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	69
174	Lockheed Martin Corp., 3.10%, 01/15/2023	174
150	Northrop Grumman Corp., 2.93%, 01/15/2025	144

		429

	Building Products — 0.1%
	Johnson Controls International plc,
99	3.75%, 12/01/2021	101
32	3.90%, 02/14/2026	32

		133

	Commercial Services & Supplies — 0.1%
50	Pitney Bowes, Inc., 5.60%, 03/15/2018	50
200	Republic Services, Inc., 3.38%, 11/15/2027	194

		244

	Construction & Engineering — 0.1%
41	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	41
70	Fluor Corp., 3.38%, 09/15/2021	71

		112

	Electrical Equipment — 0.1%
	Eaton Corp.,
140	3.10%, 09/15/2027	133
50	5.60%, 05/15/2018	50

		183

	Industrial Conglomerates — 0.2%
34	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	35
49	Pentair Finance SARL, (United Kingdom), 2.90%, 09/15/2018	49
175	Roper Technologies, Inc., 6.25%, 09/01/2019	184

		268

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.1%
31	Caterpillar, Inc., 2.60%, 06/26/2022	31
175	Illinois Tool Works, Inc., 3.50%, 03/01/2024	178
25	Parker-Hannifin Corp., 5.50%, 05/15/2018	25

		234

	Road & Rail — 0.9%
	Burlington Northern Santa Fe LLC,
43	3.05%, 03/15/2022	43
32	3.45%, 09/15/2021	33
19	3.60%, 09/01/2020	19
150	4.70%, 10/01/2019	155
	Canadian Pacific Railway Co., (Canada),
55	4.50%, 01/15/2022	57
200	7.25%, 05/15/2019	211
162	CSX Corp., 3.25%, 06/01/2027	155
	ERAC USA Finance LLC,
27	4.50%, 08/16/2021 (e)	28
48	5.25%, 10/01/2020 (e)	51
	Penske Truck Leasing Co. LP,
53	2.88%, 07/17/2018 (e)	53
200	3.38%, 02/01/2022 (e)	200
	Ryder System, Inc.,
28	2.50%, 05/11/2020	28
86	2.88%, 09/01/2020	85
	Union Pacific Corp.,
175	2.25%, 02/15/2019	174
21	2.95%, 01/15/2023	21
75	3.65%, 02/15/2024	77

		1,390

	Trading Companies & Distributors — 0.1%
200	Air Lease Corp., 3.63%, 12/01/2027	190

	Total Industrials	3,183

	Information Technology — 1.5%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
44	2.95%, 02/28/2026	43
200	4.95%, 02/15/2019	204

		247

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.00%, 03/01/2018	32
100	3.88%, 01/12/2028	97
16	4.50%, 03/01/2023	17

		146

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — 0.2%
150	IBM Credit LLC, 2.65%, 02/05/2021	149
200	Western Union Co. (The), 3.60%, 03/15/2022	200

		349

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.70%, 07/29/2025	133
94	QUALCOMM, Inc., 3.25%, 05/20/2027	88

		221

	Software — 0.5%
34	Microsoft Corp., 2.38%, 05/01/2023	33
	Oracle Corp.,
350	2.38%, 01/15/2019	350
400	2.95%, 11/15/2024	388

		771

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
200	2.75%, 01/13/2025	192
400	2.90%, 09/12/2027	378
	HP, Inc.,
118	4.38%, 09/15/2021	123
45	4.65%, 12/09/2021	47

		740

	Total Information Technology	2,474

	Materials — 0.9%
	Chemicals — 0.6%
45	Agrium, Inc., (Canada), 3.38%, 03/15/2025	44
100	Chevron Phillips Chemical Co. LLC, 3.30%, 05/01/2023 (e)	100
	Dow Chemical Co. (The),
60	4.13%, 11/15/2021	62
20	8.55%, 05/15/2019	21
	Ecolab, Inc.,
88	3.25%, 01/14/2023	88
43	3.25%, 12/01/2027 (e)	41
246	Mosaic Co. (The), 4.25%, 11/15/2023	253
45	PPG Industries, Inc., 3.20%, 03/15/2023	45
41	Praxair, Inc., 2.65%, 02/05/2025	39
	Sherwin-Williams Co. (The),
110	3.30%, 02/01/2025	107
51	3.45%, 06/01/2027	49
150	Union Carbide Corp., 7.50%, 06/01/2025	181

		1,030

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — 0.2%
	Martin Marietta Materials, Inc.,
78	3.45%, 06/01/2027	75
160	3.50%, 12/15/2027	153

		228

	Containers & Packaging — 0.1%
80	WestRock Co., 3.00%, 09/15/2024 (e)	77

	Metals & Mining — 0.0% (g)
27	Nucor Corp., 4.00%, 08/01/2023	28

	Total Materials	1,363

	Real Estate — 1.6%
	Equity Real Estate Investment Trusts (REITs) — 1.5%
	American Tower Corp.,
80	3.50%, 01/31/2023	80
38	5.00%, 02/15/2024	41
45	American Tower Trust #1, 1.55%, 03/15/2018 (e)	45
100	AvalonBay Communities, Inc., 3.20%, 01/15/2028	96
152	Boston Properties LP, 3.20%, 01/15/2025	147
100	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	98
62	EPR Properties, 4.50%, 06/01/2027	61
125	Equity Commonwealth, 5.88%, 09/15/2020	130
255	ERP Operating LP, 4.63%, 12/15/2021	269
52	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	50
	HCP, Inc.,
38	3.40%, 02/01/2025	37
205	3.88%, 08/15/2024	206
17	4.20%, 03/01/2024	17
53	Prologis LP, 4.25%, 08/15/2023	55
	Realty Income Corp.,
150	3.65%, 01/15/2028	146
50	3.88%, 07/15/2024	51
150	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	147
100	Senior Housing Properties Trust, 4.75%, 02/15/2028	98
	Simon Property Group LP,
62	3.38%, 10/01/2024	61
38	3.75%, 02/01/2024	39
81	4.13%, 12/01/2021	84
75	Tanger Properties LP, 3.75%, 12/01/2024	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
	Ventas Realty LP,
27	3.50%, 02/01/2025	26
44	3.75%, 05/01/2024	44
62	4.13%, 01/15/2026	63
	VEREIT Operating Partnership LP,
100	3.95%, 08/15/2027	95
100	4.60%, 02/06/2024	102
73	Welltower, Inc., 4.50%, 01/15/2024	76

		2,438

	Real Estate Management & Development — 0.1%
200	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.13%, 03/20/2022 (e)	199

	Total Real Estate	2,637

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
69	3.95%, 01/15/2025	69
160	4.10%, 02/15/2028 (e)	157
236	4.30%, 02/15/2030 (e)	231
17	4.45%, 04/01/2024	17
503	5.80%, 02/15/2019	518
350	7.88%, 02/15/2030 (e)	439
148	Qwest Corp., 6.75%, 12/01/2021	158
31	Telefonica Emisiones SAU, (Spain), 5.13%, 04/27/2020	32
	Verizon Communications, Inc.,
300	2.95%, 03/15/2022	296
156	4.15%, 03/15/2024	161
208	4.50%, 08/10/2033	209

		2,287

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.10%, 10/01/2023	165

	Total Telecommunication Services	2,452

	Utilities — 2.2%
	Electric Utilities — 1.6%
27	Arizona Public Service Co., 2.20%, 01/15/2020	27
43	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	42
200	Commonwealth Edison Co., Series 122, 2.95%, 08/15/2027	191
30	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	30
20	DTE Electric Co., 2.65%, 06/15/2022	19
300	Duke Energy Corp., 3.75%, 04/15/2024	303

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
60	Duke Energy Indiana LLC, 3.75%, 07/15/2020	61
40	Duke Energy Progress LLC, 2.80%, 05/15/2022	40
60	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	60
200	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	192
186	Entergy Mississippi, Inc., 2.85%, 06/01/2028	174
	Jersey Central Power & Light Co.,
200	4.30%, 01/15/2026 (e)	205
25	7.35%, 02/01/2019	26
47	Kansas City Power & Light Co., 3.15%, 03/15/2023	47
60	Nevada Power Co., 7.13%, 03/15/2019	63
	NextEra Energy Capital Holdings, Inc.,
27	2.40%, 09/15/2019	27
89	3.55%, 05/01/2027	87
	Niagara Mohawk Power Corp.,
28	3.51%, 10/01/2024 (e)	28
40	4.88%, 08/15/2019 (e)	41
25	Ohio Power Co., 6.05%, 05/01/2018	25
50	Oncor Electric Delivery Co. LLC, 6.80%, 09/01/2018	51
	Pacific Gas & Electric Co.,
68	2.45%, 08/15/2022	66
50	3.25%, 06/15/2023	49
132	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	126
51	Public Service Co. of Colorado, 3.20%, 11/15/2020	52
74	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	77
33	Southern California Edison Co., 1.85%, 02/01/2022	33
317	Southern Co. (The), 3.25%, 07/01/2026	301
	Virginia Electric & Power Co.,
21	3.45%, 02/15/2024	21
191	Series C, 2.75%, 03/15/2023	187

		2,651

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.50%, 03/15/2019	32

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
80	3.40%, 03/15/2022	80
37	4.25%, 06/15/2022	38

		118

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Multi-Utilities — 0.4%
50		Consumers Energy Co., 5.65%, 04/15/2020	53
100		Dominion Energy, Inc., SUB, 2.96%, 07/01/2019	100
79		DTE Energy Co., Series B, 3.30%, 06/15/2022	79
200		NiSource, Inc., 3.85%, 02/15/2023	205
48		Sempra Energy, 4.05%, 12/01/2023	49
94		Southern Co. Gas Capital Corp., 3.50%, 09/15/2021	95
87		WEC Energy Group, Inc., 3.55%, 06/15/2025	87

			668

		Water Utilities — 0.1%
150		American Water Capital Corp., 3.85%, 03/01/2024	154

		Total Utilities	3,623

		Total Corporate Bonds (Cost $51,146)	50,755

Foreign Government Security — 0.2%
244		United Mexican States, (Mexico), 3.63%, 03/15/2022 (Cost $251)	248

Mortgage-Backed Securities — 9.7%
		FHLMC,
10		ARM, 3.13%, 07/01/2026 (z)	10
39		ARM, 3.16%, 01/01/2037 (z)	40
103		ARM, 3.23%, 08/01/2036 (z)	107
17		ARM, 3.28%, 01/01/2027 (z)	18
72		ARM, 3.49%, 03/01/2037 (z)	75
45		ARM, 3.52%, 11/01/2036 (z)	47
51		ARM, 3.53%, 09/01/2036 (z)	53
115		ARM, 3.54%, 12/01/2034 (z)	122
71		ARM, 3.64%, 09/01/2036 (z)	75
118		ARM, 3.70%, 06/01/2036 (z)	125
58		ARM, 3.84%, 04/01/2038 (z)	61
50		ARM, 4.02%, 02/01/2037 (z)	54
		FHLMC, 15 Year, Single Family,
10		4.00%, 06/01/2019	10
—	(h)	4.50%, 10/01/2018	1
—	(h)	6.00%, 04/01/2018	—	(h)
16		6.50%, 02/01/2019 - 03/01/2022	16
13		FHLMC, 20 Year, Single Family, 6.50%, 08/01/2026	14
		FHLMC, 30 Year, Single Family,
36		6.00%, 01/01/2034	42
31		7.00%, 04/01/2026 - 02/01/2037	34
3		7.50%, 08/01/2025	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3		8.00%, 07/01/2020 - 11/01/2024	3
9		8.50%, 07/01/2028	11
48		FHLMC, FHA/VA, 10.00%, 10/01/2030	51
		FHLMC, Other,
1,773		3.50%, 05/01/2033 - 05/01/2043	1,787
292		4.00%, 06/01/2042	302
43		6.00%, 02/01/2033	46
		FNMA,
977		ARM, 2.37%, 12/01/2025 (z)	975
4		ARM, 2.47%, 09/01/2027 (z)	4
—	(h)	ARM, 2.64%, 03/01/2019 (z)	—	(h)
—	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
62		ARM, 3.06%, 01/01/2035 (z)	64
34		ARM, 3.14%, 08/01/2035 (z)	36
30		ARM, 3.16%, 02/01/2037 (z)	31
74		ARM, 3.21%, 08/01/2034 (z)	78
105		ARM, 3.21%, 01/01/2035 (z)	111
100		ARM, 3.24%, 09/01/2035 (z)	104
75		ARM, 3.26%, 02/01/2035 (z)	78
51		ARM, 3.27%, 11/01/2033 (z)	53
56		ARM, 3.31%, 04/01/2035 (z)	59
92		ARM, 3.31%, 09/01/2035 (z)	96
51		ARM, 3.33%, 09/01/2036 (z)	53
91		ARM, 3.34%, 09/01/2034 (z)	96
58		ARM, 3.46%, 02/01/2035 (z)	61
73		ARM, 3.49%, 10/01/2034 (z)	78
23		ARM, 3.56%, 08/01/2036 (z)	24
81		ARM, 3.56%, 09/01/2033 (z)	86
67		ARM, 3.63%, 07/01/2046 (z)	71
61		ARM, 3.66%, 04/01/2033 (z)	64
81		ARM, 3.67%, 02/01/2037 (z)	85
3		ARM, 3.99%, 03/01/2029 (z)	3
44		ARM, 4.00%, 02/01/2036 (z)	46
		FNMA, 15 Year, Single Family,
4		4.00%, 05/01/2019	5
19		4.50%, 05/01/2018 - 05/01/2019	19
29		5.00%, 06/01/2018 - 04/01/2019	29
8		5.50%, 01/01/2020 - 06/01/2020	8
79		6.00%, 03/01/2021 - 01/01/2024	83
3		6.50%, 08/01/2020	3
35		FNMA, 20 Year, Single Family, 6.50%, 05/01/2022	39
		FNMA, 30 Year, FHA/VA,
11		6.00%, 09/01/2033	12
14		6.50%, 03/01/2029	16
—	(h)	9.50%, 12/01/2018	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FNMA, 30 Year, Single Family,
31	4.50%, 08/01/2033	33
480	5.00%, 07/01/2033 - 08/01/2040	520
55	5.50%, 12/01/2033	62
240	6.00%, 12/01/2032 - 09/01/2037	270
21	6.50%, 08/01/2031	24
3	7.00%, 09/01/2027 - 08/01/2032	3
5	7.50%, 11/01/2022 - 10/01/2024	6
216	8.00%, 03/01/2021 - 11/01/2032	254
3	8.50%, 07/01/2024 - 05/01/2025	3
1	10.00%, 02/01/2024	1
	FNMA, Other,
470	2.24%, 12/01/2022	456
1,000	2.79%, 05/01/2027	964
1,000	3.03%, 04/01/2027	985
1,000	3.24%, 12/01/2026	998
1,000	3.29%, 08/01/2026	1,007
500	3.34%, 02/01/2027	507
477	3.76%, 10/01/2023	493
535	4.00%, 07/01/2042	552
307	4.26%, 06/01/2021	318
745	4.30%, 04/01/2021	775
470	4.39%, 05/01/2021	488
22	5.50%, 04/01/2038	23
35	6.00%, 03/01/2037	36
	GNMA I, 30 Year, Single Family,
127	6.00%, 11/15/2028 - 12/15/2038	140
149	6.50%, 01/15/2024 - 12/15/2035	166
151	7.00%, 08/15/2023 - 06/15/2035	167
11	7.50%, 11/15/2022 - 09/15/2028	12
2	8.00%, 08/15/2028	2
2	9.00%, 02/15/2020 - 11/15/2024	2
18	9.50%, 09/15/2018 - 12/15/2025	20
	GNMA II, 30 Year, Single Family,
125	6.00%, 03/20/2028 - 09/20/2038	140
6	7.50%, 02/20/2028 - 09/20/2028	7
18	8.00%, 12/20/2025 - 08/20/2028	20
10	8.50%, 03/20/2025 - 05/20/2025	10
493	GNMA II, Other, 3.50%, 11/20/2033	501

	Total Mortgage-Backed Securities (Cost $15,585)	15,642

U.S. Government Agency Securities — 1.6%
1,440	Financing Corp. STRIPS, Series 1P, 1.62%, 05/11/2018 (n)	1,434
85	FNMA, 1.82%, 10/09/2019 (n)	82

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Resolution Funding Corp. STRIPS,
165	1.61%, 10/15/2019 (n)	159
250	1.75%, 07/15/2020 (n)	237
330	1.24%, 01/15/2021 (n)	307
90	2.93%, 01/15/2026 (n)	71
80	2.72%, 10/15/2027 (n)	59
333	Tennessee Valley Authority STRIPS, 4.64%, 05/01/2019 (n)	324

	Total U.S. Government Agency Securities (Cost $2,692)	2,673

U.S. Treasury Obligations — 24.3%
516	U.S. Treasury Bonds, 6.00%, 02/15/2026	634
	U.S. Treasury Notes,
5,000	1.25%, 08/31/2019	4,930
4,000	1.50%, 02/28/2019	3,977
3,000	1.63%, 02/15/2026	2,739
1,000	1.88%, 01/31/2022	974
6,000	1.88%, 04/30/2022	5,829
6,000	2.25%, 01/31/2024	5,840
	U.S. Treasury STRIPS Bonds,
3,890	2.15%, 08/15/2023 (n)	3,348
200	2.18%, 05/15/2024 (n)	168
2,150	2.27%, 11/15/2023 (n)	1,835
200	2.31%, 05/15/2026 (n)	157
10	2.41%, 05/15/2028 (n)	7
3,000	2.42%, 02/15/2024 (n)	2,540
300	2.64%, 02/15/2027 (n)	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

685	2.67%, 05/15/2023 (n)	594
2,400	2.73%, 02/15/2022 (n)	2,165
1,300	2.76%, 11/15/2022 (n)	1,147
200	2.85%, 05/15/2025 (n)	163
53	2.99%, 02/15/2028 (n)	39
200	3.16%, 08/15/2028 (n)	146
47	3.42%, 08/15/2026 (n)	37
300	3.54%, 11/15/2026 (n)	232
100	3.77%, 08/15/2027 (n)	76
140	3.81%, 11/15/2027 (n)	105
1,525	3.87%, 11/15/2021 (n)	1,388

	Total U.S. Treasury Obligations (Cost $39,851)	39,301

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
3,629	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $3,630)	3,630

	Total Investments — 101.4% (Cost $164,607)	164,308
	Liabilities in Excess of Other Assets — (1.4)%	(2,262)

	NET ASSETS — 100.0%	$162,046

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2018.
CMBS	— Commercial Mortgage Backed Security
ESOP	— Employee Stock Ownership Program
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2018. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2018.
USD	— United States Dollar
VA	— Veterans Administration

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of February 28, 2018.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2018.

(y)	— Security is an interest bearing note with preferred security characteristics.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,206,945	$160,678
Investments in affiliates, at value	8,579	3,630
Cash	205	25
Receivables:
Investment securities sold	1,095	3,834
Investment securities sold — delayed delivery securities	37	3
Interest from non-affiliates	10,474	701
Dividends from affiliates	15	5
Due from adviser	—	16

Total Assets	2,227,350	168,892

LIABILITIES:
Payables:
Investment securities purchased	7,711	771
Fund shares redeemed	480	6,013
Accrued liabilities:
Investment advisory fees	174	—
Custodian and accounting fees	78	24
Trustees’ and Chief Compliance Officer’s fees	—	— (a)
Other	105	38

Total Liabilities	8,548	6,846

Net Assets	$2,218,802	$162,046

Paid-in-Capital	$2,196,999	$163,092
Accumulated undistributed (distributions in excess of) net investment income	899	33
Accumulated net realized gains (losses)	4,618	(780)
Net unrealized appreciation (depreciation)	16,286	(299)

Total Net Assets	$2,218,802	$162,046

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	221,284	16,819
Net asset value, offering and redemption price per share (b)	$10.03	$9.63

Cost of investments in non-affiliates	$2,190,659	$160,977
Cost of investments in affiliates	8,579	3,630

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	Core Bond Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$92,528	$5,368
Dividend income from affiliates	372	35

Total investment income	92,900	5,403

EXPENSES:
Investment advisory fees	7,943	515
Administration fees	2,648	172
Custodian and accounting fees	325	121
Interest expense to affiliates	1	—
Professional fees	147	66
Trustees’ and Chief Compliance Officer’s fees	32	26
Printing and mailing costs	30	1
Transfer agency fees	20	1
Other	154	15

Total expenses	11,300	917

Less fees waived	(7,402)	(653)
Less earnings credits	— (a)	—
Less expense reimbursements	—	(15)

Net expenses	3,898	249

Net investment income (loss)	89,002	5,154

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	22,425	(631)
Investments in affiliates	(19)	(1)

Net realized gain (loss)	22,406	(632)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(59,398)	(2,482)
Investments in affiliates	— (a)	— (a)

Change in net unrealized appreciation/depreciation	(59,398)	(2,482)

Net realized/unrealized gains (losses)	(36,992)	(3,114)

Change in net assets resulting from operations	$52,010	$2,040

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Intermediate Bond Trust
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$89,002	$119,900	$5,154	$9,109
Net realized gain (loss)	22,406	38,262	(632)	7,529
Change in net unrealized appreciation/depreciation	(59,398)	(73,971)	(2,482)	(9,329)

Change in net assets resulting from operations	52,010	84,191	2,040	7,309

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(88,861)	(120,356)	(5,144)	(9,134)
From net realized gains	(27,449)	(31,700)	(720)	(7,402)

Total distributions to shareholders	(116,310)	(152,056)	(5,864)	(16,536)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	149,441	479,291	58,857	21,400
Distributions reinvested	109,911	143,201	4,992	14,746
Cost of shares redeemed	(1,135,482)	(1,606,001)	(79,328)	(298,583)

Change in net assets resulting from capital transactions	(876,130)	(983,509)	(15,479)	(262,437)

NET ASSETS:
Change in net assets	(940,430)	(1,051,374)	(19,303)	(271,664)
Beginning of period	3,159,232	4,210,606	181,349	453,013

End of period	$2,218,802	$3,159,232	$162,046	$181,349

Accumulated undistributed (distributions in excess of) net investment income	$899	$759	$33	$23

SHARE TRANSACTIONS:
Issued	14,419	45,410	5,993	2,159
Reinvested	10,645	13,622	507	1,461
Redeemed	(109,586)	(151,360)	(8,055)	(28,949)

Change in Shares	(84,522)	(92,328)	(1,555)	(25,329)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Year Ended February 28, 2018	$10.33	$0.35	(c)	$(0.18)	$0.17	$(0.35)	$(0.12)	$(0.47)
Year Ended February 28, 2017	10.58	0.33	(c)	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(c)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	(0.38)

Intermediate Bond Trust
Year Ended February 28, 2018	9.87	0.30	(c)	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(c)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(c)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	(0.33)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.03	1.59%	$2,218,802	0.15%	3.36%	0.43%	18%
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18

9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at February 28, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$171,866	$91,372	$263,238
Collateralized Mortgage Obligations	—	322,550	10,130	332,680
Commercial Mortgage-Backed Securities	—	102,769	6,785	109,554
Corporate Bonds
Consumer Discretionary	—	30,333	—	30,333
Consumer Staples	—	24,893	—	24,893
Energy	—	71,399	—	71,399
Financials	—	230,632	158	230,790
Health Care	—	29,976	—	29,976
Industrials	—	32,629	—	32,629
Information Technology	—	41,824	—	41,824
Materials	—	13,673	—	13,673
Real Estate	—	20,481	—	20,481
Telecommunication Services	—	38,634	—	38,634
Utilities	—	53,108	—	53,108

Total Corporate Bonds	—	587,582	158	587,740

Foreign Government Securities	—	41,056	—	41,056
Mortgage-Backed Securities	—	343,190	—	343,190
Municipal Bonds	—	10,657	—	10,657
Supranational	—	3,259	—	3,259
U.S. Government Agency Securities	—	41,122	—	41,122
U.S. Treasury Obligations	—	472,160	—	472,160
Loan Assignment
Consumer Discretionary	—	—	2,289	2,289
Short-Term Investment
Investment Company	8,579	—	—	8,579

Total Investments in Securities	$8,579	$2,096,211	$110,734	$2,215,524

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,859	$5,171	$16,030
Collateralized Mortgage Obligations	—	29,918	219	30,137
Commercial Mortgage-Backed Securities	—	5,288	604	5,892

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Intermediate Bond Trust (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$3,621	$—	$3,621
Consumer Staples	—	3,211	—	3,211
Energy	—	5,029	—	5,029
Financials	—	18,807	12	18,819
Health Care	—	4,343	—	4,343
Industrials	—	3,183	—	3,183
Information Technology	—	2,474	—	2,474
Materials	—	1,363	—	1,363
Real Estate	—	2,637	—	2,637
Telecommunication Services	—	2,452	—	2,452
Utilities	—	3,623	—	3,623

Total Corporate Bonds	—	50,743	12	50,755

Foreign Government Securities	—	248	—	248
Mortgage-Backed Securities	—	15,642	—	15,642
U.S. Government Agency Securities	—	2,673	—	2,673
U.S. Treasury Obligations	—	39,301	—	39,301
Short-Term Investment
Investment Company	3,630	—	—	3,630

Total Investments in Securities	$3,630	$154,672	$6,006	$164,308

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

For each of the Funds, there were no transfers between levels 1 and 2 during the year ended February 28, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$131,541	$(458)	$720	$(193)	$17,862	$(68,320)	$21,677	$(11,457)	$91,372
Collateralized Mortgage Obligations	16,382	13	(913)	(75)	3,786	(6,634)	—	(2,429)	10,130
Commercial Mortgage-Backed Securities	8,819	— (a)	49	(187)	58	(1,971)	17	—	6,785
Corporate Bonds — Financials	—	—	— (a)	1	211	(54)	—	—	158
Loan Assignments — Consumer Discretionary	—	—	(27)	18	12	(2,417)	4,703	—	2,289

	$156,742	$(445)	$(171)	$(436)	$21,929	$(79,396)	$26,397	$(13,886)	$110,734

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

Intermediate Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$7,994	$(36)	$69		$—	(a)	$—	$(3,313)	$996	$(539)	$5,171
Collateralized Mortgage Obligations	764	2	11		3		—	(545)	—	(16)	219
Commercial Mortgage-Backed Securities	594	—	10		—	(a)	—	—	—	—	604
Corporate Bonds — Financials	—	—	—	(a)	—	(a)	16	(4)	—	—	12

	$9,352	$(34)	$90		$3		$16	$(3,862)	$996	$(555)	$6,006

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2018.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2018, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(712)
Intermediate Bond Trust	43

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$53,626	Discounted Cash Flow	Constant Prepayment Rate	0.00% -30.00% (4.89%)
			Constant Default Rate	0.00% -30.00% (0.56%)
			Yield (Discount Rate of Cash Flows)	2.28% - 8.14% (3.75%)

Asset-Backed Securities	53,626

	6,122	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (13.90%)
			PSA Prepayment Model	268.00% (268.00%)
			Constant Default Rate	0.00% - 12.68% (3.30%)
			Yield (Discount Rate of Cash Flows)	0.38% - 199.00% (7.20%)

Collateralized Mortgage Obligations	6,122

	2,685	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.07%)
			Yield (Discount Rate of Cash Flows)	2.14% - 7.54% (4.81%)

Commercial Mortgage-Backed Securities	2,685

	158	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.76% (3.67%)
			Liquidity Discount	0.75% (0.75%)

Corporate Bonds	158

Total	$62,591

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $48,143,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,855	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (6.37%)
			Constant Default Rate	0.00% - 30.00% (0.51%)
			Yield (Discount Rate of Cash Flows)	2.59% - 8.14% (3.42%)

Asset-Backed Securities	2,855

	219	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (15.11%)
			Constant Default Rate	0.00% - 6.50% (2.69%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 199.00% (4.35%)

Collateralized Mortgage Obligations	219

	202	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (0.17%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	3.42% - 5.64% (5.28%)
Commercial Mortgage-Backed Securities	202

	12	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)

Corporate Bonds	12

Total	$3,288

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $2,718,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

The Funds did not have forward commitments nor delayed delivery securities outstanding as of February 28, 2018.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2018, the Fund did not have any outstanding unfunded loan commitments.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in interest income on the Statements of Operations.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
Core Bond Trust	$—	$(1)		$1
Intermediate Bond Trust	—	—	(a)	—	(a)

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2018, and are in place until at least until June 30, 2018.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$4,680	$2,648	$7,328	$—
Intermediate Bond Trust	474	172	646	15

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2018 were as follows (amounts in thousands):

Core Bond Trust	$74
Intermediate Bond Trust	7

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$318,718	$1,152,440	$139,331	$224,146
Intermediate Bond Trust	35,605	51,142	57,948	58,303

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,199,238	$45,603	$29,317	$16,286
Intermediate Bond Trust	164,788	1,632	2,112	(480)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$88,960	$27,350	$116,310
Intermediate Bond Trust	5,144	720	5,864

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$123,626	$28,430	$152,056
Intermediate Bond Trust	11,160	5,376	16,536

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$961	$4,869	$16,286
Intermediate Bond Trust	47	(477)	(480)

The cumulative timing differences primarily consist of wash sale loss deferrals and post-October capital loss deferrals.

As of February 28, 2018, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

Capital Loss Carryforward Character Short-Term
Intermediate Bond Trust	$477

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 28, 2018, the following Funds deferred to March 1, 2018 post-October capital losses of:

Net Capital Losses Short-Term
Core Bond Trust	$251
Intermediate Bond Trust	117

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2018. Average borrowings from the Facility for the year ended February 28, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Core Bond Trust	$2,950	2.13%	4	$1

Core Bond Trust and Intermediate Bond Trust, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

The Funds did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, Intermediate Bond Trust had four individual shareholder accounts which collectively represented 61.7% of the Fund’s net assets. Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

9. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2018 and held by the custodian and confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$983.50	$0.74	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

Intermediate Bond Trust
Actual	1,000.00	986.00	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$27,350
Intermediate Bond Trust	720

Treasury Income

Each fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018:

Income from U.S. Treasury Obligations
Core Bond Trust	14.0%
Intermediate Bond Trust	14.2

FEBRUARY 28, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-INSTT-218

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Effective October 31, 2017, Dennis P. Harrington replaced James Schonbachler as the audit committee financial expert. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2018 – $109,268

2017 – $106,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2018 – $14,090

2017 – $15,830

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2018 – $18,717

2017 – $28,260

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2018 and 2017, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2018 – Not applicable

2017 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2018 – 0.0%

2017 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2017 - $32.0 million

2016 - $28.3 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 2, 2018